As filed with the Securities and Exchange Commission on April 28, 2006

                                                              File No. 333-01087
                                                                        811-7547

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
  Pre-Effective Amendment No.                                               [ ]
  Post-Effective Amendment No. 14                                           |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
  Amendment No. 19                                                          |X|

                        (Check appropriate box or boxes.)

                                   ----------

      VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                                   ----------

                       VALLEY FORGE LIFE INSURANCE COMPANY
                            (Exact Name of Depositor)

                                   ----------

                        175 King Street, Armonk, NY 10504
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (914) 828-8687
               (Depositor's Telephone Number, including Area Code)

                                   ----------

      Patricia D. Harrigan, Esq.                          Copies to:
            Vice President,                         Lisa Terpenning, Esq.
             and Secretary                      Phoenix Life Insurance Company
  Valley Forge Life Insurance Company                  One American Row

             175 King St.                                PO Box 5056
           Armonk, NY 10504                        Hartford, CT 06102-5056
(Name and Address of Agent for Service)         Telephone No.: (860)-403-6111

                                   ----------

   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   |X| on May 1, 2006 pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:

   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                      TITLE OF SECURITIES BEING REGISTERED:

                       DEFERRED VARIABLE ANNUITY CONTRACTS


===============================================================================

                                     PART A

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       VALLEY FORGE LIFE INSURANCE COMPANY

                                AND SUPPORTED BY

              VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY
                                SEPARATE ACCOUNT

    This prospectus describes a flexible premium deferred variable annuity contract (the "Contract") that Valley Forge Life Insurance Company ("VFL") issues. The Contract may be used in connection with retirement plans, including plans that qualify for special federal income tax treatment under the Internal Revenue Code. Notwithstanding anything to the contrary in this prospectus, the Contract is no longer offered for sale. However, VFL continues to accept new purchase payments on, and process transactions for, existing Contracts.


    You (the Owner) may allocate Net Purchase Payments and Contract values to one or more of the Subaccounts of Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account"), or to the Interest Adjustment Account for one or more guarantee periods, or to both. Prior to May 1, 2000, the Interest Adjustment Account was known as the Guaranteed Interest Option. The 34 Subaccounts of the Variable Account available with this Contract invest their assets in a corresponding investment portfolio (each, a "Fund") of Federated Insurance Series, The Alger American Fund, Van Eck Worldwide Insurance Trust, First Eagle Variable Funds, Inc., Variable Insurance Products Fund, MFS Variable Insurance Trust, Janus Aspen Series, Alliance Variable Products Series Fund, American Century Variable Portfolios, Inc., Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series and The Universal Institutional Funds, Inc., (you may review a complete list of the Funds beginning on the next page).


    The Contract Value will vary daily as a function of the Subaccounts' investment performance and any interest VFL credits under the Interest Adjustment Account. VFL does not guarantee any minimum Variable Contract Value for amounts you allocate to the Variable Account.


    This prospectus sets forth information regarding the Contract and the Variable Account that you should know before purchasing a Contract. You should read the prospectuses for the Funds, which provide information regarding each Fund's investment objectives and policies, in conjunction with this prospectus. A Statement of Additional Information having the same date as this prospectus and providing additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission (the "SEC"). It is incorporated herein by reference. To obtain a free copy of this document, call or write the Phoenix VFL Variable Unit, P.O. Box 87, Hartford, CT 06142-0087, Phone No. (800) 827-2621.


    The SEC maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC, including VFL. The website address is http://www.sec.gov.

    Please read this prospectus carefully and keep it for future reference. The current prospectuses for the Funds must accompany this prospectus.

    An investment in a Contract is not:
       o  a bank deposit or obligation
       o  guaranteed or endorsed by any bank
       o insured by the Federal Deposit Insurance Corporation or any other government agency

    An investment in the Contract involves certain risks. You may lose your purchase payments (principal).

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Date: May 1, 2006

You may choose to invest in the following Funds:


THE ALGER AMERICAN FUND, CLASS O SHARES
---------------------------------------

Advised by Fred Alger Management, Inc.
    ALGER AMERICAN GROWTH PORTFOLIO
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., CLASS B
--------------------------------------------------------------
Advised by AllianceBernstein L.P.

    ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
    ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO


AMERICAN CENTURY INVESTMENTS, CLASS I
-------------------------------------

Advised by American Century Investment Management, Inc.
    AMERICAN CENTURY VP INCOME & GROWTH FUND
    AMERICAN CENTURY VP VALUE FUND

FEDERATED INSURANCE SERIES
--------------------------
Advised by Federated Investment Management Company

    FEDERATED CAPITAL INCOME FUND II
    FEDERATED HIGH INCOME BOND FUND II, PRIMARY SHARES
    FEDERATED PRIME MONEY FUND II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS, SERVICE CLASS
------------------------------------------------------
Advised by Fidelity Management & Research Company
    FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO
    FIDELITY VIP CONTRAFUND(R) PORTFOLIO
    FIDELITY VIP EQUITY-INCOME PORTFOLIO
    FIDELITY VIP INDEX 500 PORTFOLIO


FIRST EAGLE VARIABLE FUNDS
--------------------------

Advised by Arnhold and S. Bleichroeder Advisers, LLC

    FIRST EAGLE OVERSEAS VARIABLE FUND

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 2
-------------------------------------------------------------
Advised by Templeton Asset Management Ltd.
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND
Advised by Templeton Investment Counsel, LLC

    TEMPLETON GLOBAL ASSET ALLOCATION FUND

JANUS ASPEN SERIES, INSTITUTIONAL SHARES
----------------------------------------

Advised   by Janus Capital Management LLC
    JANUS ASPEN SERIES BALANCED PORTFOLIO
    JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
    JANUS ASPEN SERIES FORTY PORTFOLIO
    JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO
    JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO
    JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO


LAZARD RETIREMENT SERIES, SERVICE SHARES
----------------------------------------
Advised by Lazard Asset Management LLC

    LAZARD RETIREMENT EQUITY PORTFOLIO
    LAZARD RETIREMENT SMALL CAP PORTFOLIO


MFS(R) VARIABLE INSURANCE TRUST,(SM) INITIAL CLASS
--------------------------------------------------

Advised by Massachusetts Financial Services Company
    MFS(R)  EMERGING GROWTH SERIES
    MFS(R)  INVESTORS TRUST SERIES
    MFS(R)  RESEARCH SERIES
    MFS(R)  TOTAL RETURN SERIES


THE UNIVERSAL INSTITUTIONAL FUNDS, INC., CLASS 1
------------------------------------------------
Advised by Morgan Stanley Investment Management Inc. (dba Van Kampen)

    VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO
    VAN KAMPEN INTERNATIONAL MAGNUM PORTFOLIO


VAN ECK WORLDWIDE INSURANCE TRUST, INITIAL CLASS
-------------------------------------------------

Advised by Van Eck Associates Corporation

    VAN ECK WORLDWIDE EMERGING MARKETS FUND
    VAN ECK WORLDWIDE HARD ASSETS FUND

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                                      iii

                                TABLE OF CONTENTS

                                                                          PAGE

SUMMARY OF EXPENSES......................................................    1

THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS..........................    3
   VFL...................................................................    3
   The Variable Account..................................................    3
   The Funds.............................................................    4

DESCRIPTION OF THE CONTRACT..............................................    9
   Purchasing a Contract.................................................    9
   Additional Purchase Payments..........................................    9
   Crediting and Allocating Purchase Payments............................    9
   Variable Contract Value...............................................    9
   Transfers.............................................................   10
   Internet, Interactive Voice Response and Telephone Transfers..........   11
   Disruptive Trading and Market Timing..................................   12
   Withdrawals...........................................................   15
   Surrenders............................................................   16
   Death of Owner or Annuitant...........................................   16
   Payments by VFL.......................................................   18
   Supplemental Riders...................................................   19


CONTRACT CHARGES AND FEES................................................   19
   Surrender Charge (Contingent Deferred Sales Charge)...................   19
   Annual Administration Fee.............................................   20
   Transfer Processing Fee...............................................   21
   Taxes on Purchase Payments............................................   21
   Mortality and Expense Risk Charge.....................................   21
   Administration Charge.................................................   22

   Fund Expenses.........................................................   22
   Possible Charge for VFL's Taxes.......................................   22

SELECTING AN ANNUITY PAYMENT OPTION......................................   22
   Annuity Date..........................................................   22

   Annuity Payment Dates.................................................   23

   Election and Changes of Annuity Payment Options.......................   23
   Annuity Payments......................................................   23
   Annuity Payment Options...............................................   25

                                                                            PAGE


ADDITIONAL CONTRACT INFORMATION............................................   26
   Ownership...............................................................   26
   Changing the Owner or Beneficiary.......................................   26
   Misstatement of Age or Sex..............................................   27
   Change of Contract Terms................................................   27
   Reports to Owners.......................................................   27
   Miscellaneous...........................................................   27


YIELDS AND TOTAL RETURNS...................................................   28


TAXES......................................................................   29
   Annuity Contracts in General............................................   29
   Qualified and Non-Qualified Contracts...................................   30
   Withdrawals -- Non-Qualified Contracts...................................  30
   Withdrawals -- Qualified Contracts.......................................  31
   Withdrawals -- Tax-Sheltered Annuities...................................  31
   Diversification and Owner Control.......................................   32
   Federal Estate Taxes....................................................   32
   Generation-Skipping Transfer Tax........................................   32
   Annuity Purchases by Residents of Puerto Rico...........................   33
   Annuity Purchases by Nonresident Aliens and Foreign Corporations........   33
   Possible Tax Law Changes................................................   33


OTHER INFORMATION..........................................................   33
   Distribution of the Contracts...........................................   33
   Voting Privileges.......................................................   33

GLOSSARY...................................................................   35

APPENDIX A -- CONDENSED FINANCIAL INFORMATION............................... A-1

APPENDIX B.................................................................  B-1

   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN
WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

SUMMARY OF EXPENSES


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract.



----------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
   Sales load imposed on purchase payments............         0%
                                                                        This table describes the fees and expenses that you will
   Maximum Surrender Charge (as a percentage of                         pay at the time that you purchase the Contract,
   purchase payments surrendered or withdrawn)........         7%       surrender the Contract, partially withdraw value from
                                                                        the Contract or transfer value between the subaccounts.
                                                                        State premium taxes may also be deducted.
   Transfer Processing Fee (each after first 12 in a
   Contract Year).....................................        $25

==================================================================================================================================
ANNUAL ADMINISTRATION FEE
   Maximum............................................        $30


ANNUAL SEPARATE ACCOUNT EXPENSES                                        This table describes the fees and expenses that you will
    (as a percentage of Net Assets)                                     pay periodically during the time that you own the Contract, not including annual Fund fees and expenses.

   Mortality and Expense Risk Fee.....................      1.25%
   Administration Charge..............................      0.15%
                                                            -----
   Total Variable Account Annual Expenses.............      1.40%
==================================================================================================================================

ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                      Minimum        Maximum            expenses for the year ended 12/31/05, charged by the
                                      -------        -------            Funds that you may pay periodically during the time that
   Total Annual Fund Operating                                          you own the Contract. More detail concerning the Funds'
   Expenses (expenses that are                                          fees and total and net fund operating expenses can be
   deducted from the fund assets                                        found in the Fund prospectuses.
   include management fees,
   12b-1 fees and other expenses)......  0.24%             3.57%

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES                                                 These examples are intended to help you compare the cost
                                                                 of investing in the Contract with the cost of investing in
   If you surrender your Contract at the end of the              other variable annuity contracts. These costs include
   applicable time period, your maximum costs would be:          contract owner transaction expenses, contract fees,
                                                                 separate account annual expenses and the maximum fund fees
        1 Year         3 Years       5 Years     10 Years        and expenses that were charged for the year ended
   ------------------------------------------------------        12/31/05.
        $1,204         $2,022        $2,860       $5,034
                                                                 The examples assume that you invest $10,000 in the
   If you annuitize or do not surrender your                     Contract for the time periods indicated. The examples also
   Contract at the end of the applicable time period,            assume that your investment has a 5% return each year and
    your maximum costs would be:                                 assumes the maximum fees and expenses of any of the Funds.
                                                                 Your actual costs may be higher or lower based on these
                                                                 assumptions. The examples do not reflect transfer fees or
        1 Year         3 Years       5 Years     10 Years        minimum taxes (which may range up to 3.5%, depending on
   ------------------------------------------------------        the jurisdiction).
         $504          $1,512        $2,520       $5,034

-------------------------------------------------------------- --- ------------------------------------------------------------

   CONDENSED FINANCIAL INFORMATION. You will find the Variable Account's condensed financial information in Appendix A of this prospectus.

                 THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS

VFL


    VFL is a life insurance company, organized under the laws of the State of Indiana following its redomestication from Pennsylvania to Indiana effective December 29, 2004, and is authorized to transact business in the District of Columbia, Puerto Rico, and all states except New York. VFL's home office is located at 1700 Magnavox Way, Fort Wayne, IN 46804, and its executive office is located at 175 King Street, Armonk, NY 10504. The assets of VFL, which as of December 31, 2005 were approximately $2.9 billion, support the benefits under the Contracts.

    On April 30, 2004, VFL became a wholly owned subsidiary of Swiss Re Life & Health America Inc. ("Swiss Re"). Swiss Re is ultimately controlled by Swiss Reinsurance Company.


    COINSURANCE AGREEMENT. VFL has a Coinsurance Agreement with modified coinsurance on the separate accounts, with PHL Variable Insurance Company ("PHLVIC"), an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., reinsuring all of VFL's rights, liabilities and obligations with respect to the Variable Account and the Interest Adjustment Account under the Contract. Under the Coinsurance Agreement, VFL remains liable for its contractual obligations under the Contract. VFL and PHLVIC also have entered into an Administrative Services Agreement under which PHLVIC will administer the Contract at the Phoenix VFL Variable Unit. Neither of these agreements change the fact that VFL is liable to you under your Contract. PHLVIC's contractual liability runs solely to VFL, and no Owner is intended to have any right of action against PHLVIC.

THE VARIABLE ACCOUNT

    The Variable Account is a separate investment account of VFL established under Pennsylvania law on February 12, 1996 and redomesticated to Indiana effective December 29, 2004. VFL owns the assets of the Variable Account. These assets are held separately from VFL's General Account and its other separate accounts. That portion of the Variable Account's assets that is equal to the reserves and other Contract liabilities of the Variable Account is not chargeable with liabilities arising out of any other business VFL may conduct. If the assets exceed the required reserves and other contract liabilities, VFL may transfer the excess to VFL's General Account. The Variable Account's assets will at all times, equal or exceed the sum of the Subaccount Values of all Contracts funded by the Variable Account.

    The Variable Account is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust and meets the definition of a "separate account" under the federal securities laws. Such registration does not involve any supervision by the SEC of the management of the Variable Account or VFL. The Variable Account also is governed by the laws of Indiana, VFL's state of domicile, and may also be governed by laws of other states in which VFL does business.

    The Variable Account is composed of Subaccounts, each of which invests in shares of a corresponding Fund. Income, gains and losses, realized or unrealized, from assets allocated to a Subaccount are credited to or charged against that Subaccount without regard to other income, gains or losses of VFL.

    CHANGES TO THE VARIABLE ACCOUNT. Where permitted by applicable law, VFL may make the following changes to the Variable Account:

    (1) any changes required by the 1940 Act or other applicable law or regulation;

    (2) combine separate accounts, including the Variable Account;

    (3) add new Subaccounts to or remove existing Subaccounts from the Variable Account or combine Subaccounts;

    (4) make Subaccounts (including new Subaccounts) available to such classes of Contracts as VFL may determine;

    (5) add new Funds or remove existing Funds;

    (6) substitute new Fund(s) for any existing Fund if shares of the Fund are no longer available for investment or if VFL determines that investment in a Fund is no longer appropriate in light of the purposes of the Variable Account;

    (7) deregister the Variable Account under the 1940 Act if such registration is no longer required; and

    (8) operate the Variable Account as a management investment company under the 1940 Act or as any other form permitted by law.

    No such changes will be made without any necessary approval of the SEC and applicable state insurance departments. Owners will be notified of any changes.

THE FUNDS

    Each Subaccount invests in a corresponding Fund. Each of the Funds is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by a registered investment adviser. The Funds available with this Contract, as well as a brief description of their investment objectives, are provided below.

    Certain Funds may have investment objectives and policies similar to other funds that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than those of such other funds. We do not guarantee or make any representation that the investment results of the Funds will be comparable to any other Fund, even those with the same investment adviser or manager.

    A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

THE ALGER AMERICAN FUND
-----------------------
    The subaccounts each invest in shares of corresponding Funds of The Alger American Fund. The investment objectives of these Funds are set forth below.

        ALGER AMERICAN GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation.
        ALGER AMERICAN MIDCAP GROWTH PORTFOLIO. This Fund seeks long-term capital appreciation.
        ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO. This Fund seeks long-term capital appreciation.
        ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO. This Fund seeks long-term capital appreciation.
    The Alger American Fund is advised by Fred Alger Management, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------
    The subaccounts each invest in shares of a corresponding Portfolio of Alliance Variable Products Series Fund. The investment objectives of these Portfolios are set forth below.

        ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO. This Portfolio seeks long term growth of capital.

        ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO. This Portfolio seeks long-term growth of capital.
    Alliance Variable Products Series Fund is advised by AllianceBernstein L.P.

AMERICAN CENTURY INVESTMENTS
----------------------------
    The subaccounts each invest in shares of corresponding Funds of American Century Investments. The investment objectives of these Funds are set forth below.


        AMERICAN CENTURY VP INCOME & GROWTH FUND. This Fund seeks capital growth by investing in common stocks. Income is a secondary objective.
        AMERICAN CENTURY VP VALUE FUND. This Fund seeks long-term capital growth. Income is a secondary objective.
    American Century Variable Portfolios, Inc. is advised by American Century Investment Management, Inc.

FEDERATED INSURANCE SERIES
--------------------------
    The subaccounts each invest in shares of corresponding Funds of the Federated Insurance Series. The investment objectives of these Funds are set forth below.

        FEDERATED HIGH INCOME BOND FUND II. This Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

        FEDERATED PRIME MONEY FUND II. This Fund seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality fixed-income securities.
        FEDERATED CAPITAL INCOME FUND II. This Fund seeks to achieve high current income and moderate capital appreciation by investing in both equity and fixed-income securities that have high relative income potential.

    Federated Insurance Series is advised by Federated Investment Management Company.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
    The subaccounts each invest in shares of corresponding Funds of the Fidelity(R) Variable Insurance Products. The investment objectives of these Funds are set forth below.


        FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO. This Fund seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

        FIDELITY VIP CONTRAFUND(R) PORTFOLIO. This Fund seeks long-term capital appreciation.

        FIDELITY VIP EQUITY-INCOME PORTFOLIO. This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(R) Index.
        FIDELITY VIP INDEX 500 PORTFOLIO. This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500(R) Index of 500 Common Stocks.
    The Fidelity(R) Variable Insurance Products Fund is advised by Fidelity Management & Research Company.

FIRST EAGLE VARIABLE FUNDS
--------------------------
    The First Eagle Overseas Variable subaccount invests in shares of a corresponding Fund of First Eagle Variable Funds. The investment objective of this Fund is set forth below.
        FIRST EAGLE OVERSEAS VARIABLE FUND. This Fund seeks long-term growth of capital.
    First Eagle Variable Funds is advised by Arnhold and S. Bleichroeder Advisers LLC.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
    The subaccounts each invest in shares of corresponding Funds of Franklin Templeton Variable Insurance Products Trust. The investment objectives of these Funds are set forth below.
        TEMPLETON DEVELOPING MARKETS SECURITIES FUND. The Fund seeks long-term capital appreciation.
        TEMPLETON GLOBAL ASSET ALLOCATION FUND. The Fund seeks high total return.
    The Templeton Developing Markets Securities Fund is advised by Templeton Asset Management Ltd. and the Templeton Global Asset Allocation Fund is advised by Templeton Investment Counsel, LLC.


JANUS ASPEN SERIES, INSTITUTIONAL SHARES
----------------------------------------
    The subaccounts each invest in shares of corresponding Funds of Janus Aspen Series. The investment objectives and strategies of these Funds are set forth below.
        JANUS ASPEN SERIES FORTY PORTFOLIO. This non-diversified Fund seeks long-term growth of capital.
        JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO. This Fund seeks long-term growth of capital in a manner consistent with the preservation of capital.
        JANUS ASPEN SERIES BALANCED PORTFOLIO. This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
        JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO. This Fund seeks to obtain maximum total return, consistent with preservation of capital.
        JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO. This Fund seeks long-term growth of capital.
        JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO. This Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Janus Aspen Series is advised by Janus Capital Management LLC.

LAZARD RETIREMENT SERIES
------------------------

    The subaccounts each invest in shares of a corresponding Portfolio of Lazard Retirement Series. The investment objectives of these Portfolios are set forth below.
        LAZARD RETIREMENT EQUITY PORTFOLIO. The Fund seeks long-term capital appreciation.
        LAZARD RETIREMENT SMALL CAP PORTFOLIO. The Fund seeks long-term capital appreciation.
    Lazard Retirement Series is advised by Lazard Asset Management LLC.

MFS(R) VARIABLE INSURANCE TRUST(SM)
-----------------------------------
    The subaccounts each invest in shares of corresponding Funds of the MFS Variable Insurance Trust. The investment objectives of these Funds are set forth below.
        MFS(R) EMERGING GROWTH SERIES. This Fund seeks to provide long-term growth of capital.
        MFS(R) INVESTORS TRUST SERIES. This Fund seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.
        MFS(R) RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income.
        MFS(R) TOTAL RETURN SERIES. This Fund seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.
    MFS Variable Insurance Trust is advised by Massachusetts Financial
Services Company.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
    The subaccounts each invest in a corresponding Portfolio of The Universal Institutional Funds, Inc. The investment objectives of these Portfolios are set forth below.
        VAN KAMPEN INTERNATIONAL MAGNUM PORTFOLIO. This Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.
        VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO. This Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
    The Universal Institutional Funds, Inc. is advised by Morgan Stanley Investment Management, Inc., which does business in certain instances as "Van Kampen."

VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------
    The subaccounts each invest in shares of corresponding Funds of Van Eck Global Worldwide Insurance Trust. The investment objectives of these Funds are set forth below.
        VAN ECK WORLDWIDE EMERGING MARKETS FUND. This Fund seeks capital appreciation by investing primarily in equity securities in emerging markets around the world.
        VAN ECK WORLDWIDE HARD ASSETS FUND. The Funds seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.
    Van Eck Global Worldwide Insurance Trust is advised by Van Eck Associates Corporation.

    No one can assure that any Fund will achieve its stated objectives and policies.

    More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectus for each Fund which accompanies this prospectus and the current statement of additional information for the Funds. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Purchase Payments or transfers among the Subaccounts.

    Please note that not all of the Funds described in the prospectuses for the Funds are available with the Contract. Moreover, VFL cannot guarantee that each Fund will always be available for its variable annuity contracts, but in the event that a Fund is not available, VFL will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at net asset value, without a sales charge.

    Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with VFL or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold directly to certain qualified pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, VFL will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

                           DESCRIPTION OF THE CONTRACT

PURCHASING A CONTRACT
    Notwithstanding anything to the contrary in this prospectus, the Contract is no longer offered for sale. However, VFL continues to accept new purchase payments on, and process transactions for, existing Contracts.

ADDITIONAL PURCHASE PAYMENTS
    The minimum additional purchase payment VFL will accept is $100. Unless VFL gives its prior approval, it will not accept purchase payments in excess of $500,000 and reserves the right not to accept any purchase payment for any reason. VFL will send Owners a confirmation notice upon receipt and acceptance of the Owner's purchase payment.

CREDITING AND ALLOCATING PURCHASE PAYMENTS
    VFL will credit additional purchase payments that are accepted by VFL before the end of a Valuation Period using the accumulation unit value next determined after the Payment was received at the Phoenix VFL Variable Unit. A Valuation Period ends at the close of regular trading on the New York Stock Exchange ("NYSE") (usually, 4:00 p.m. Eastern Time). If the additional purchase payment was received at the Phoenix VFL Variable Unit at or after the close of the NYSE, VFL will credit the Payment using the accumulation unit value determined at the close of the next regular trading session of the NYSE.

    Owners may allocate purchase payments among any or all Subaccounts or guarantee periods available. If an Owner elects to invest in a particular Subaccount or guarantee period, at least 1% of the purchase payment must be allocated to that Subaccount or guarantee period. All percentage allocations must be in whole numbers. The minimum amount that may be allocated to any guarantee period is $500. VFL allocates any additional purchase payments among the Subaccounts and the Interest Adjustment Account in accordance with the allocation schedule in effect when such purchase payment is received at the Phoenix VFL Variable Unit unless it is accompanied by Written Notice directing a different allocation.

VARIABLE CONTRACT VALUE

    SUBACCOUNT VALUE. The Variable Contract Value is the sum of all Subaccount Values and therefore reflects the investment experience of the Subaccounts to which it is allocated. The Subaccount Value for any Subaccount as of the Contract Effective Date is equal to the amount of the initial purchase payment allocated to that Subaccount. On subsequent Valuation Days prior to the Annuity Date, the Subaccount Value is equal to that part of any purchase payment allocated to the Subaccount and any amount transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable surrender charges and any applicable purchase payment tax charge) and any amounts transferred out of that Subaccount.

    ACCUMULATION UNITS. Net Purchase Payments allocated to a Subaccount or amounts of Contract Value transferred to a Subaccount are converted into Accumulation Units. For any Contract, the number of Accumulation Units credited to a Subaccount is determined by dividing the dollar amount directed to the Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day on which the purchase payment or transferred amount is invested in the Subaccount. Therefore, purchase payments allocated to or amounts transferred to a Subaccount under a Contract increase the number of Accumulation Units of that Subaccount credited to the Contract.

    Decreases in Subaccount Value under a Contract are effected by the cancellation of Accumulation Units of a Subaccount. Therefore, surrenders, withdrawals, transfers out of a Subaccount, payment of a death benefit, the application of Variable Contract Value to an Annuity Payment Option on the Annuity Date, and the deduction of the annual administration fee all result in the cancellation of an appropriate number of Accumulation Units of one or more Subaccounts. Accumulation Units are canceled as of the end of the Valuation Period in which VFL received Written Notice regarding the event.

    The Accumulation Unit value for each Subaccount was arbitrarily set initially at $10 when the Subaccount began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the Net Investment Factor (described below). The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Subaccount by the Accumulation Unit value for that Subaccount.

    THE NET INVESTMENT FACTOR. The Net Investment Factor is an index applied to measure the investment performance of a Subaccount from one Valuation Period to the next. For each Subaccount, the Net Investment Factor reflects the investment experience of the Fund in which that Subaccount invests and the charges assessed against that Subaccount for a Valuation Period. The Net Investment Factor is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

        (1) is the result of:

            a. the Net Asset Value Per Share of the Fund held in the Subaccount, determined at the end of the current Valuation Period; plus

            b. the per share amount of any dividend or capital gain distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

            c. a per share charge or credit for any taxes reserved for, which is determined by VFL to have resulted from the operations of the Subaccount.

        (2) is the Net Asset Value Per Share of the Fund held in the Subaccount, determined at the end of the last prior Valuation Period.

        (3) is a daily factor representing the mortality and expense risk charge and the administration charge deducted from the Subaccount, adjusted for the number of days in the Valuation Period.

TRANSFERS
    GENERAL. Prior to the Annuity Date, an Owner may transfer by telephone or other mutually agreed upon communication medium (see "Internet, Interactive Voice Response and Telephone Transfers") all or part of any Subaccount Value to another Subaccount(s) (subject to its availability) or to one or more available guarantee periods, or transfer all or part of any Guarantee Amount to any Subaccount(s) (subject to its availability) or to one or more available guarantee periods, subject to the following restrictions. The minimum transfer amount is $500 or the entire Subaccount Value or Guarantee Amount, if less. The minimum Subaccount Value or Guarantee Amount that may remain following a transfer is $500. A transfer request that would reduce any Subaccount Value or Guarantee Amount below $500 is treated as a transfer request for the entire Subaccount Value or Guarantee Amount. Only four transfers may be made each Contract Year from all or part of any Guarantee Amount for transfers among Subaccounts. The first 12 transfers during each Contract Year are free. VFL assesses a transfer processing fee of $25 for each transfer in excess of 12 during a Contract Year. The transfer processing fee is deducted from the amount being transferred.

Transfers from the Interest Adjustment Account may be subject to an interest adjustment even if no transfer processing fee is assessed. Each transfer made by telephone or other mutually agreed upon communication medium is considered one transfer regardless of how many Subaccounts or guarantee periods are affected by the transfer.

    VFL will price complete transfer requests that are received at the Phoenix VFL Variable Unit before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If the Phoenix VFL Variable Unit receives your complete transfer request after the close of regular trading on the NYSE, VFL will process the transfer request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.

    WE RESERVE THE RIGHT TO MODIFY, RESTRICT, SUSPEND OR ELIMINATE THE TRANSFER PRIVILEGES (INCLUDING THE TELEPHONE TRANSFER FACILITY) AT ANY TIME, FOR ANY CLASS OF CONTRACTS, FOR ANY REASON. SEE "DISRUPTIVE TRADING AND MARKET TIMING."

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
    You may transfer your Contract Value among the available investment options and make changes to your purchase payment allocations by Internet, Interactive Voice Response or telephone.

    We and our administrator will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. We may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that we reasonably believes to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple Contract owners. If we reject a transfer request for any reasons, we will notify you of our decision in writing.

    You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case by case basis. VFL cannot guarantee that telephone transfer transactions will always be available. For example, the Phoenix VFL Variable Unit may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. Outages or slowdowns may prevent or delay our receipt of your request. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

    Transfer rules as stated in your contract apply; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." All other restrictions based on your contract, riders or features apply; see your prospectus for details.

    Our website address at www.phoenix-vflicvariable.com is available 24-hours a day. Our website will allow you to request transfers among the Subaccounts and the Interest Adjustment Account and inquire about your Contract. To use the website for access to your Contract information or to request transfers, you must enter your user identification and password, which you can obtain from the Phoenix VFL Variable Unit by calling 1-800-827-2621.


    We will price any complete transfer request that we receive through our website address before the "NYSE" closes for regular trading (usually, 4:00 p.m. Eastern Time) using the Accumulation Unit values next determined at the end of that regular trading session of the NYSE.

    We will price any complete transfer request we receive through our website after the close of the regular business session of the NYSE, on any day the NYSE is open for regular trading, using the Accumulation Unit values next determined at the end of the next regular trading session of the NYSE.


    WE RESERVE THE RIGHT TO SUSPEND, MODIFY OR TERMINATE YOUR PRIVILEGE TO MAKE TRANSFERS THROUGH OUR WEBSITE.

DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among Subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a Subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a Subaccount, if market timers or others transfer into the Subaccount at prices that are below the true value or transfer out of the Subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the Subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any Subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular Subaccount be sent to the Phoenix VFL Variable Unit by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular Subaccount within a specified period of time after a transfer out of that Subaccount),


[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying Funds), or


[diamond] impose other limitations or restrictions.


    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a given Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying Funds. We may change our monitoring procedures at any time without notice.


    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some Contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all Contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners. We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.


    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying Funds are available to insurance companies other than VFL and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these Funds are available through other insurance companies, some Contract owners may be treated differently than others, resulting in the risk that some Contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying Fund shares are subject to acceptance by the relevant Fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying Fund is not accepted for any reason.

    You should be aware that, as a result of new regulatory requirements, we expect to be contractually obligated by the underlying Funds to prohibit transfers by Owners who are identified by an underlying Fund as market timers. In addition, we expect to be contractually required to provide your transaction data to the underlying Funds upon their request.


    DOLLAR-COST AVERAGING FACILITY. If elected in the application or at any time thereafter prior to the Annuity Date by Written Notice, an Owner may systematically transfer (on a monthly, quarterly, semi-annual or annual basis) specified dollar amounts from the money market Subaccount to other Subaccounts. Dollar cost averaging begins on the first available transfer date after the Phoenix VFL Variable Unit receives your request. This is known as the "dollar-cost averaging" method of investment. The fixed-dollar amount purchases more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of Units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

    Owners may only elect to use the dollar-cost averaging facility if their money market Subaccount Value is at least $1,000 at the time of the election. The minimum transfer amount under the facility is $100 per month (or the equivalent). If dollar-cost averaging transfers are to be made to more than one Subaccount, then the Owner must indicate the dollar amount of the transfer to be made to each. At least $50 must be designated to each Subaccount.

    Transfers under the dollar-cost averaging facility are made as of the same calendar day each month. If this calendar day is not a Valuation Day, transfers are made as of the next Valuation Day. Once elected, transfers under the dollar-cost averaging facility continue until the money market Subaccount Value is depleted, the Annuity Date occurs or until the Owner cancels the election by Written Notice at least seven days in advance of the next transfer date. Alternatively, Owners may specify in advance a date for transfers under the facility to cease. There is no additional charge for using the dollar-cost averaging facility. Transfers under the facility do not count towards the 12 transfers permitted without a transfer processing fee in any Contract Year. VFL reserves the right to discontinue offering the dollar-cost averaging facility at any time and for any reason or to change its features.

    GUARANTEED DOLLAR-COST AVERAGING FACILITY. If elected in the application, an Owner may use the dollar-cost averaging facility to systematically transfer specified dollar amounts (on a monthly or quarterly basis) from a Guarantee Amount under the Interest Adjustment Account. For this purpose, VFL may, from time to time, offer a special one-year or six-month guarantee period designed for use with the dollar-cost averaging facility. When available, an Owner may allocate all or part of the initial purchase payment to a special guarantee period. These special guarantee periods are not available for subsequent purchase payments or transfers of Contract Value. The minimum dollar amount that may be transferred from a Guarantee Amount using the dollar-cost averaging facility is that amount which results in the entire Guarantee Amount being transferred to one or more Subaccounts by the end of the special guarantee period and in no case shall be less than $5,000. Once elected, transfers from a Guarantee Amount under the facility do not cease until the Guarantee Amount is depleted. No interest adjustment applies to transfers described in this paragraph. All other requirements applicable to dollar-cost averaging transfers from the money market Subaccount apply to transfers described in this paragraph.

    AUTOMATIC TRANSFER OPTION (ASSET REBALANCING PROGRAM). At any time prior to the Annuity Date, an Owner may elect the Automatic Transfer Option by Written Notice. Under the Automatic Transfer Option, VFL will automatically transfer Variable Contract Value between and among Subaccounts in order to reflect the most recent percentage allocation that the Owner has provided to VFL for allocation of purchase payments among the Subaccounts. The Owner may elect to have these automatic transfers made on a quarterly, semi-annual or annual basis. Once elected, all transfers made under the Automatic Transfer Option will be processed on the first Valuation Day of the month of the period that applies.

    If the Automatic Transfer Option is elected at the same time as the dollar-cost averaging facility or when the dollar-cost averaging facility is being utilized, transfers under the Automatic Transfer Option will be postponed until the first Valuation Day of the month of the period that applies following the termination of the dollar-cost averaging facility.

    There is no charge for the Automatic Transfer Option. Transfers made under the Automatic Transfer Option do not count as one of the 12 transfers available without a transfer processing fee during any Contract Year.

    The Automatic Transfer Option does not ensure a profit nor guarantee against a loss in a declining market. Owners may stop automatic transfers under the Automatic Transfer Option at any time by Written Notice.

    VFL reserves the right to discontinue offering the Automatic Transfer Option at any time for any reason or to change its features.

WITHDRAWALS
    GENERAL. Prior to the Annuity Date, an Owner may withdraw part of the Surrender Value, subject to certain limitations. Each withdrawal must be requested by Written Notice. The minimum withdrawal amount is $500. The maximum withdrawal is the amount that would leave a minimum Surrender Value of $1,000. A withdrawal request that would reduce any Subaccount Value or Guarantee Amount below $500 will be treated as a request for a withdrawal of all of that Subaccount Value or Guarantee Amount.

    VFL withdraws the amount requested from the Contract Value and sends the Owner that amount. VFL will then deduct any applicable surrender charge and any applicable purchase payment tax charge from the remaining Contract Value. VFL will price complete partial withdrawal requests that are received at the Phoenix VFL Variable Unit before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If the Phoenix VFL Variable Unit receives your complete partial withdrawal request after the close of regular trading on the NYSE, VFL will process the partial withdrawal request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.

    A Written Notice of withdrawal must specify the amount to be withdrawn from each Subaccount or Guarantee Amount. If the Written Notice does not specify this information, or if any Subaccount Value or Guarantee Amount is inadequate to comply with the request, VFL will make the withdrawal based on the proportion that each Subaccount Value and each Guarantee Amount bears to the Contract Value as of the day of the withdrawal.

    SYSTEMATIC WITHDRAWALS. If elected in the application or requested at any time thereafter prior to the Annuity Date by Written Notice, an Owner may elect to receive periodic withdrawals under

VFL's systematic withdrawal plan, free of any surrender charges. Under the systematic withdrawal plan, VFL will make withdrawals (on a monthly, quarterly, semi-annual or annual basis) from Subaccounts specified by the Owner. Withdrawals will begin one frequency period after the request is received at the Phoenix VFL Variable Unit. Systematic withdrawals must be at least $100 each and may only be made from Variable Contract Value. Withdrawals under the systematic withdrawal plan may only be made from Subaccounts having $1,000 or more of Subaccount Value at the time of election. The systematic withdrawal plan is not available to Owners using the dollar-cost averaging facility or automatic Subaccount Value rebalancing.

    VFL makes systematic withdrawals on the following basis: (1) as a specified dollar amount, or (2) as a specified whole percent of Subaccount Value.

    Participation in the systematic withdrawal plan terminates on the earliest of the following events: (1) the Subaccount Value from which withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, or (3) the Owner requests that his or her participation in the plan cease. Systematic withdrawals being made in order to meet the required minimum distribution under the Code or to make substantially equal payments as required under the Code will continue even though a surrender charge is deducted.


    TAX CONSEQUENCES OF WITHDRAWALS. Consult your tax adviser regarding the tax consequences associated with making withdrawals. A withdrawal made before the taxpayer reaches Age 59 1/2, including systematic withdrawals, may result in imposition of a penalty tax of 10% of the taxable portion withdrawn. Federal tax law may restrict your ability to make withdrawals from certain qualified contracts. See "TAXES" for more details.


SURRENDERS
    An Owner may surrender the Contract for its Surrender Value at any time prior to the Annuity Date. A Contract's Surrender Value fluctuates daily as a function of the investment experience of the Subaccounts in which an Owner is invested. VFL does not guarantee any minimum Surrender Value for amounts invested in the Subaccounts.

    An Owner may elect to have the Surrender Value paid in a single sum or under an Annuity Payment Option. VFL will price complete surrender requests that are received at the Phoenix VFL Variable Unit before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If the Phoenix VFL Variable Unit receives your complete surrender request after the close of regular trading on the NYSE, VFL will process the surrender request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.

    Consult your tax adviser regarding the tax consequences of a Surrender. A Surrender made before age 59 1/2 may result in the imposition of a penalty tax of 10% of the taxable portion of the Surrender Value. See "TAXES" for more details.

DEATH OF OWNER OR ANNUITANT
    DEATH BENEFITS ON OR AFTER THE ANNUITY DATE. If an Owner dies on or after the Annuity Date, any surviving joint Owner becomes the sole Owner. If there is no surviving Owner, any successor Owner becomes the new Owner. If there is no surviving or successor Owner, the Payee becomes the new Owner. If an Annuitant or an Owner dies on or after the Annuity Date, the remaining undistributed portion, if any, of the Contract Value will be distributed at least as rapidly as under the method of distribution being used as of the date of such death. Under some Annuity Payment Options, there will be no death benefit.

    DEATH BENEFITS WHEN THE OWNER DIES BEFORE THE ANNUITY DATE. If any Owner dies prior to the Annuity Date, any surviving joint Owner becomes the new sole Owner. If there is no surviving joint Owner, any successor Owner becomes the new Owner and if there is no successor Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of the Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants, in which event the surviving Annuitant becomes the new Owner.


    The following options are available to new Owners:
        (1) to receive the Adjusted Contract Value in a single lump sum within five years of the deceased Owner's death; or
        (2) elect to receive the Adjusted Contract Value paid out under an Annuity Payment Option provided that: (a) Annuity Payments begin within one year of the deceased Owner's death, and (b) Annuity Payments are made in substantially equal installments over the life of the new Owner or over a period not greater than the life expectancy of the new Owner; or
        (3) if the new Owner is the spouse of the deceased Owner, he or she may by Written Notice within one year of the Owner's death, elect to continue the Contract as the new Owner. If the spouse so elects, all of his or her rights as a Beneficiary cease and if the deceased Owner was also the sole Annuitant and appointed no Contingent Annuitant, he or she will become the Annuitant. The spouse will be deemed to have made the election to continue the Contract if he or she makes no election before the expiration of the one year period or if he or she makes any purchase payments under the Contract.

    With regard to new Owners who are not the spouse of the deceased Owner: (a) Options 1 and 2 apply even if the Annuitant or Contingent Annuitant is alive at the time of the deceased Owner's death, (b) if the new Owner is not a natural person, only option 1 is available, (c) if no election is made within one year of the deceased Owner's death, option 1 is deemed to have been elected.

    Adjusted Contract Value is computed as of the end of the Valuation Period during which VFL receives Due Proof of Death of the Owner. Payments under this provision are in full settlement of all of VFL's liability under the Contract.

    DEATH BENEFITS WHEN THE ANNUITANT DIES BEFORE THE ANNUITY DATE. If the Annuitant dies before the Annuity Date while the Owner is still living, any Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Date and no Contingent Annuitant has been named, VFL will pay the death benefit described below to the Beneficiary. If there is no surviving Beneficiary, VFL will pay the death benefit to any Contingent Beneficiary. If there is no surviving Contingent Beneficiary, VFL will immediately pay the death benefit to the Owner's estate in a lump sum.

    If the Annuitant who is also an Owner dies or if the Annuitant dies and the Owner is not a natural person, a Beneficiary (or a Contingent Beneficiary):

        (1) will receive the death benefit in a single lump sum within 5 years of the deceased Annuitant's death; or

        (2) may elect to receive the death benefit paid out under an Annuity Payment Option provided that: (a) Annuity Payments begin within 1 year of the deceased Annuitant's death, and (b) Annuity Payments are made in substantially equal installments over the life of the Beneficiary or over a period not greater than the life expectancy of the Beneficiary; or

        (3) if the Beneficiary is the spouse of the deceased Annuitant, he or she may by Written Notice within one year of the Annuitant's death, elect to continue the Contract as the new Owner. If the spouse so elects, all his or her rights as a Beneficiary cease and if the deceased Annuitant was also the sole Annuitant and appointed no Contingent Annuitant, he or she will become the Annuitant. The spouse will be deemed to have made the election to continue the Contract if he or she makes no election before the expiration of the one year period or if he or she makes any purchase payments under the Contract.

    THE DEATH BENEFIT. The death benefit is an amount equal to the greatest of:
        (1) aggregate purchase payments made less any withdrawals as of the date that VFL receives Due Proof of Death of the Annuitant; or
        (2) the Contract Value as of the end of the Valuation Period during which VFL receives Due Proof of Death of the Annuitant and the necessary instructions; or
        (3) the minimum death benefit described below;

    less any applicable purchase payment tax charge on the date that the death benefit is paid.

    The minimum death benefit is the death benefit floor amount as of the date of the Annuitant's death adjusted, (a) for each withdrawal made since the most recent reset of the death benefit floor amount, by multiplying that amount by the product of all ratios of (i) the Contract Value immediately after a withdrawal to (ii) the Contract Value immediately before such withdrawal (b) plus any purchase payments made since the most recent reset of the death benefit floor amount.

    The death benefit floor amount is the largest Contract Value attained on any prior Contract Anniversary prior to the Annuitant's Age 81. Therefore, the death benefit floor amount is reset when, on a Contract Anniversary, Contract Value exceeds the current death benefit floor amount.

    Examples of the computation of the death benefit are shown in Appendix B.

PAYMENTS BY VFL
    VFL generally makes payments of withdrawals, surrenders, death benefits, or any Annuity Payments within seven days of receipt of all applicable Written Notices and/or Due Proofs of Death. However, VFL may postpone such payments for any of the following reasons:
        (1) when the New York Stock Exchange ("NYSE") is closed for trading other than customary holiday or weekend closing, or trading on the NYSE is restricted, as determined by the SEC; or
        (2) when the SEC by order permits a postponement for the protection of Owners; or
        (3) when the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of their value not reasonably practicable.

    If a recent check or draft has been submitted, VFL has the right to defer payment of surrenders, withdrawals, death benefits or Annuity Payments until the check or draft has been honored.

    VFL may defer payment of any withdrawal, surrender or transfer of the Interest Adjustment Account up to six months after it receives an Owner's Written Notice at the Phoenix VFL Variable

Unit. VFL pays interest on the amount of any payment that is deferred. The interest will accrue from the date that payment becomes payable to the date of payment, but not for more than one year, at an annual rate of 3%, or the rate and time required by law.

    If mandated under applicable law, we may be required to reject a purchase payment and/or block a Contract owner's account, and thereby refuse to pay any request for transfers, withdrawals, surrenders, annuity payments, or death benefits until instructions are received from the appropriate regulators. We may be required to provide additional information about you or your account to governmental regulators.

SUPPLEMENTAL RIDERS
    The following rider may have been added to your Contract.

    INTEREST ADJUSTMENT ACCOUNT FOR SYSTEMATIC TRANSFERS RIDER. This rider allows you to systematically transfer specified dollar amounts of your initial purchase payment (on a monthly or quarterly basis) from a guarantee period of the Interest Adjustment Account. You may allocate all or part of the initial purchase payment to a special guarantee period. This special guarantee period is not available for subsequent purchase payments or Contract Value. There is no cost associated with this rider.

                            CONTRACT CHARGES AND FEES

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)
    GENERAL. No sales charge is deducted from purchase payments at the time that such payments are made. However, within certain time limits described below, a surrender charge is deducted upon any withdrawal, surrender or annuitization. A surrender charge is assessed on Cash Value applied to an Annuity Payment Option during the first five Contract Years. The surrender charge is waived if annuitization occurs during Contract Years 2 to 5 and you select annuitization Option 4, 5, or 6. No surrender charge is assessed on Contract Value applied to an Annuity Payment Option after the fifth Contract Year. If on the Annuity Date, however, the Payee elects (or the Owner previously elected) to receive a lump sum, this sum will equal the Surrender Value on such date.

    In the event that surrender charges are not sufficient to cover sales expenses, such expenses will be borne by VFL. Conversely, if the revenue from such charges exceeds such expenses, the excess of revenues from such charges over expenses will be retained by VFL. VFL does not currently believe that the surrender charges deducted will cover the expected costs of distributing the Contracts. Any shortfall will be made up from VFL's general assets, which may include amounts derived from the mortality and expense risk charge.

    CHARGE FOR SURRENDER OR WITHDRAWALS. The surrender charge is equal to the percentage of each purchase payment surrendered or withdrawn (or applied to an Annuity Payment Option during the first five Contract Years) as shown in the table below. The surrender charge is separately calculated and applied to each purchase payment at the time that the purchase payment is surrendered or withdrawn. No surrender charge applies to the Contract Value in excess of aggregate purchase payments (less prior withdrawals of the payments). The surrender charge is calculated using the assumption that surrendered Contract Value in excess of aggregate purchase payments (less prior withdrawals of purchase payments) is surrendered or withdrawn before any purchase payments and that purchase payments are withdrawn on a first-in-first-out basis. Notwithstanding the foregoing, in each Contract Year after the first Contract Year (or the first Contract Year if systematic withdrawals are in effect), you may withdraw an amount equal to the Free Partial

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


Withdrawal percentage times the Free Partial Withdrawal Basis, without incurring surrender charges.

-------------------------------------------------------------------------------
               NUMBER OF FULL YEARS         SURRENDER CHARGE
              ELAPSED BETWEEN DATE OF      AS A PERCENTAGE OF
            RECEIPT OF PURCHASE PAYMENT     PURCHASE PAYMENT
               AND DATE OF SURRENDER          WITHDRAWN OR
                   OF WITHDRAWAL               SURRENDERED
-------------------------------------------------------------------------------
                         1                          7%
                         2                          7%
                         3                          6%
                         4                          5%
                         5                          4%
                         6+                         0%
-------------------------------------------------------------------------------

    WITHDRAWALS. With regard to all withdrawals, VFL withdraws the amount requested from the Contract Value as of the day that it receives the Written Notice regarding the withdrawal and sends the Owner that amount. VFL then deducts any surrender charge and any applicable purchase payment tax charge from the remaining Contract Value. The Written Notice must specify the amount to be withdrawn from each Subaccount or Guarantee Amount. If the Written Notice does not specify this information, or any Subaccount Value or Guarantee Amount is inadequate to comply with your request, VFL will make the withdrawal based on the proportion that each Subaccount Value and each Guarantee Amount bears to the Contract Value as of the day of the withdrawal.

    AMOUNTS NOT SUBJECT TO A SURRENDER CHARGE. Each Contract Year after the first Contract Year (or the first Contract Year if systematic withdrawals are in effect), an Owner may withdraw an amount equal to 15% of the greater of: (1) aggregate purchase payments (less prior withdrawals of purchase payments) as of the first Valuation Day of that Contract Year, or (2) Contract Value as of the day Written Request for the withdrawal is received, without incurring surrender charge. VFL reserves the right to limit the number of such "free" withdrawals in any Contract Year. Owners may carry over to subsequent Contract Years, any unused "free" withdrawal percentages. For example, if 10% of either aggregate purchase payments (less prior withdrawals of purchase payments) or Contract Value is withdrawn in a Contract Year, then in the next Contract Year, the Owner may withdraw an amount equal to 20% (5% unused from the previous Contract Year plus 15% withdrawal percentage for the current Contract Year) of the greater of:
(1) aggregate purchase payments (less prior withdrawals of purchase payments) as of the first Valuation Day of that Contract Year, or (2) Contract Value as of the day Written Request for the withdrawal is received, without incurring surrender charge. However, the maximum amount of "free" withdrawals in any Contract Year is 30% of the greater of (1) or (2) as defined above.

    WAIVER OF SURRENDER CHARGE. VFL will waive the surrender charge in the event that the Owner: (1) enters an "eligible nursing home," as defined in the Contract, for a period of at least 90 days, (2) is diagnosed as having a "terminal medical condition," as defined in the Contract, or (3) is less than age 65 and sustains a "permanent and total disability," as defined in the Contract. VFL reserves the right to require written proof of terminal medical condition or permanent and total disability satisfactory to it and to require an examination by a licensed physician of its choice. The surrender charge waiver is not available in all states due to applicable insurance laws in effect in various states.

ANNUAL ADMINISTRATION FEE
    An annual administration fee is deducted as of each Contract Anniversary for the prior Contract Year. VFL also deducts this fee for the current Contract Year when determining the Surrender Value prior to the end of a Contract Year and on the Annuity Date. If Contract Value is $50,000 or less at the time of the fee deduction, then the annual administration fee is $30. The fee is zero for Contracts where the Contract Value exceeds $50,000 at the time the fee would be deducted. This fee is to cover a portion of VFL's administrative expenses related to the Contracts. VFL does not expect to make a profit from this fee.

    The annual administration fee is assessed against Subaccount Values and Guarantee Amounts based on the proportion that each bears to the Contract Value. Where the fee is deducted from Subaccount Values, VFL will cancel an appropriate number of Accumulation Units. Where the fee is obtained from a Guarantee Amount, VFL will reduce the Guarantee Amount by the amount of the fee.

TRANSFER PROCESSING FEE
    Prior to the Annuity Date, VFL permits 12 free transfers per Contract Year among and between the Subaccounts and the guarantee periods. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred. VFL does not expect to make a profit from this fee.

TAXES ON PURCHASE PAYMENTS
    Certain states and municipalities impose a tax on VFL in connection with the receipt of annuity considerations. This tax generally can range from 0% to 3.5% of such considerations and generally varies based on the Annuitant's state of residence. Taxes on annuity considerations are generally incurred by VFL as of the Annuity Date based on the Contract Value on that date, and VFL deducts the charge for taxes on annuity considerations from the Contract Value as of the Annuity Date. Some jurisdictions impose a tax on annuity considerations at the time such considerations are made. In those jurisdictions, VFL's current practice is to pay the tax on annuity considerations and then deduct the charge for these taxes from the Contract Value upon surrender, payment of the death benefit, or upon the Annuity Date. VFL reserves the right to deduct any state and local taxes on annuity considerations from the Contract Value at the time such tax is due.

MORTALITY AND EXPENSE RISK CHARGE

    VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is at the rate of 0.003446% (approximately equivalent to an effective annual rate of 1.25%) of the net assets of the Variable Account. Approximately 0.70% of this annual charge is for the assumption of mortality risk and 0.55% is for the assumption of expense risk. If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risks undertaken by VFL, VFL will bear the shortfall. Conversely, if the charge proves more than sufficient, the excess will be profit to VFL and will be available for any proper purpose including, among other things, payment of expenses incurred in selling the Contracts.

    The mortality risk that VFL assumes is the risk that Annuitants, as a group, will live for a longer period of time than VFL estimated when it established the guaranteed Annuity Payment rates in the Contract. Because of these guarantees, each Payee is assured that his or her longevity will not have an adverse effect on the Annuity Payments that he or she receives under Annuity Payment Options based on life contingencies. VFL also assumes a mortality risk because the Contracts guarantee a death benefit if the Annuitant dies before the Annuity Date. The expense risk that VFL assumes is the risk that the administration charge, annual administration fee and the transfer processing fee may be insufficient to cover the actual expenses of administering the Contracts.

ADMINISTRATION CHARGE
    VFL deducts a daily administration charge from the assets of the Variable Account to compensate it for a portion of the expenses it incurs in administering the Contracts. The daily charge is at a rate of 0.000411% (approximately equivalent to an effective annual rate of 0.15%) of the net assets of the Variable Account. VFL does not expect to make a profit from this charge.

FUND EXPENSES
    The value of the assets in each Subaccount is reduced by the management fees and expenses paid by the Funds. Some Funds also deduct 12b-1 fees at an annual rate of up to 0.25% from Fund assets. These fees and expenses reduce the value of your Fund shares. A description of these fees and expenses is found in the prospectuses for the Funds.

    We and our affiliates may receive additional compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the Funds in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will range up to 0.25% of average daily fund assets, will be based on assets of the particular funds attributable to the Contract and may be significant. Some advisers, administrators, distributors or Funds may pay us (and our affiliates) more than others.

    REDEMPTION FEES. A Fund may assess a redemption fee of up to 2% on Subaccount assets that are redeemed out of the Fund in connection with a withdrawal or transfer. Each Fund determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the fund and is not retained by us. The redemption fee will be deducted from your Contract Value. For more information on each Fund's redemption fee, see the portfolio prospectus.

POSSIBLE CHARGE FOR VFL'S TAXES
    VFL currently makes no charge to the Variable Account for any federal, state or local taxes that VFL incurs which may be attributable to the Variable Account or the Contracts. VFL, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

                       SELECTING AN ANNUITY PAYMENT OPTION

ANNUITY DATE
    The Owner selects the Annuity Date. For Non-Qualified Contracts, the
Annuity Date must be no later than the later of the Contract Anniversary following the Annuitant's Age 85 (Age 99 where permitted under state law). For most Qualified Contracts, the Annuity Date must be no later than April 1 of the calendar year following the later of the calendar year in which (a) the Owner attains age 70 1/2, or (b) retires. Section (b) does not apply to traditional IRAs. There is no required distribution age before death for Roth IRAs. An Owner may change the Annuity Date by Written Notice, subject to the following limitations:
    (1) Written Notice is received at least 30 days before the current Annuity Date; and
    (2) the requested new Annuity Date must be at least 30 days after VFL receives Written Notice.

ANNUITY PAYMENT DATES
    VFL computes the first Annuity Payment as of the Annuity Date and makes the first Annuity Payment as of the initial Annuity Payment Date selected by the Owner. The initial Annuity Payment Date is the Annuity Date unless the Annuity Date is the 29th, 30th or 31st day of a calendar month, in which event, the Owner must select a different date. All subsequent Annuity Payments are computed and payable as of Annuity Payment Dates. These dates will be the same day of the month as the initial Annuity Payment Date. Monthly Annuity Payments will be computed and payable as of the same day each month as the initial Annuity Payment Date. Quarterly Annuity Payments will be computed and payable as of the same day in the third, sixth, ninth, and twelfth month following the initial Annuity Payment Date and on the same days of such months in each successive Contract Year. Semi-annual Annuity Payment Dates will be computed and payable as of the same day in the sixth and twelfth month following the initial Annuity Payment Date and on the same days of such months in each successive Contract Year. Annual Annuity Payments will be computed and payable as of the same day in each Contract Year as the initial Annuity Payment Date. The frequency of Annuity Payments selected is shown in the Contract. In the event that the Owner does not select a payment frequency, payments will be made monthly.

ELECTION AND CHANGES OF ANNUITY PAYMENT OPTIONS
    On the Annuity Date, the Surrender Value or Adjusted Contract Value is applied under an Annuity Payment Option, unless the Owner elects to receive the Surrender Value in a lump sum. If the Annuity Date falls during the first five Contract Years, Surrender Value is applied under an Annuity Payment Option. However, the surrender charge will be waived if annuitization occurs during Contract Years 2 to 5 and you select annuitization Option 4, 5, or 6. If the Annuity Date falls after the fifth Contract Anniversary, Adjusted Contract Value is applied under an Annuity Payment Option. The Annuity Payment Option specifies the type of annuity to be paid and determines how long the annuity will be paid, the frequency, and the amount of each payment. The Owner may elect or change the Annuity Payment Option by Written Notice at any time prior to the Annuity Date. (See "Annuity Payment Options.") The Owner may elect to apply any portion of the Surrender Value or Adjusted Contract Value to provide either Variable Annuity Payments or Fixed Annuity Payments or a combination of both. If Variable Annuity Payments are selected, the Owner must also select the Subaccounts to which Surrender Value or Adjusted Contract Value will be applied. If no selection has been made by the Annuity Date, Surrender Value or Adjusted Contract Value from any Guaranteed Interest Option Value will be applied to purchase Fixed Annuity Payments and Surrender Value or Adjusted Contract Value from each Subaccount Value will be applied to purchase Variable Annuity Payments from that Subaccount. If no Annuity Payment Option has been selected by the Annuity Date, Surrender Value or Adjusted Contract Value will be applied under Annuity Payment Option 5 (Life Annuity with Period Certain) with a designated period of 10 years. Any death benefit applied to purchase Annuity Payments is allocated among the Subaccounts and/or the Guaranteed Interest Option as instructed by the Beneficiary unless the Owner previously made the foregoing elections.

ANNUITY PAYMENTS
    FIXED ANNUITY PAYMENTS. Fixed Annuity Payments are periodic payments from VFL to the designated Payee, the amount of which is fixed and guaranteed by VFL. The dollar amount of each Fixed Annuity Payment depends on the form and duration of the Annuity Payment Option chosen, the Age of the Annuitant, the sex of the Annuitant (if applicable), the amount of Adjusted Contract Value applied to purchase the Fixed Annuity Payments and, for Annuity Payment Options 3-6, the applicable annuity purchase rates. The annuity purchase rates in the Contract are based on a Guaranteed Interest Rate of not less than 3%. VFL may, in its sole discretion, make Fixed Annuity Payments in an amount based on a higher interest rate. If Fixed Annuity Payments are computed based on an interest rate in excess of the minimum Guaranteed Interest Rate, then, for the period of the higher rate, the dollar amount of such Fixed Annuity Payments will be greater than the dollar amount based on a 3% interest rate. VFL guarantees that any higher rate will be in effect for at least 12 months.

    Except for Annuity Payment Options 1 and 2, the dollar amount of the first Fixed Annuity Payment is determined by dividing the dollar amount of Adjusted Contract Value being applied to purchase Fixed Annuity Payments by $1,000 and multiplying the result by the annuity purchase rate in the Contract for the selected Annuity Payment Option. Subsequent Fixed Annuity Payments are of the same dollar amount unless VFL makes payments based on an interest rate different from that used to compute the first payment.

    VARIABLE ANNUITY PAYMENTS. Variable Annuity Payments are periodic payments from VFL to the designated Payee, the amount of which varies from one Annuity Payment Date to the next as a function of the net investment experience of the Subaccounts selected by the Owner or Payee to support such payments. The dollar amount of the first Variable Annuity Payment is determined in the same manner as that of a Fixed Annuity Payment. Therefore, provided that the interest rate on which Fixed Annuity Payments are based equals the Benchmark Rate of Return on which Variable Annuity Payments are based, for any particular amount of Adjusted Contract Value applied to a particular Annuity Payment Option, the dollar amount of the first Variable Annuity Payment would be the same as the dollar amount of each Fixed Annuity Payment. Variable Annuity Payments after the first Payment are similar to Fixed Annuity Payments except that the amount of each Payment varies to reflect the net investment experience of the Subaccounts selected by the Owner or Payee.

    The dollar amount of the initial Variable Annuity Payment attributable to each Subaccount is determined by dividing the dollar amount of the Adjusted Contract Value to be allocated to that Subaccount on the Annuity Date by $1,000 and multiplying the result by the annuity purchase rate in the Contract for the selected Annuity Payment Option. The dollar value of the total initial Variable Annuity Payment is the sum of the initial Variable Annuity Payments attributable to each Subaccount.

    The number of Annuity Units attributable to a Subaccount is derived by dividing the initial Variable Annuity Payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount for the Valuation Period ending on the Annuity Date or during which the Annuity Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Subaccount under a Contract remains fixed unless there is an exchange of Annuity Units.

    The dollar amount of each subsequent Variable Annuity Payment attributable to each Subaccount is determined by multiplying the number of Annuity Units of that Subaccount credited under the Contract by the Annuity Unit Value (described below) for that Subaccount for the Valuation Period ending on the Annuity Payment Date, or during which the Annuity Payment Date falls if the Valuation Period does not end on such date.

    The dollar value of each subsequent Variable Annuity Payment is the sum of the subsequent Variable Annuity Payments attributable to each Subaccount.

    The Annuity Unit Value of each Subaccount for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

    (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

    (b) is the Annuity Unit Value for the preceding Valuation Period; and

    (c) is a daily Benchmark Rate of Return factor (for the 3% benchmark rate of return) adjusted for the number of days in the Valuation Period.

    The Benchmark Rate of Return factor is equal to one plus 3%, or 1.03. The annual factor can be translated into a daily factor of 1.00008098.

    If the net investment return of the Subaccount for an Annuity Payment period is equal to the pro-rated portion of the 3% Benchmark Rate of Return, the Variable Annuity Payment attributable to that Subaccount for that period will equal the Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a Payment period, the Payment for that period will be greater than the Payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3%, the Payment for that period will be less than the Payment for the prior period.

    "TRANSFERS" BETWEEN SUBACCOUNTS. By Written Notice at any time after the Annuity Date, the Payee may change the Subaccount(s) from which Annuity Payments are being made by exchanging the dollar value of a designated number of Annuity Units of a particular Subaccount for an equivalent dollar amount of Annuity Units of another Subaccount. On the date of the exchange, the dollar amount of a Variable Annuity Payment generated from the Annuity Units of either Subaccount would be the same. Exchanges of Annuity Units are treated as transfers for the purpose of computing any transfer processing fee.

ANNUITY PAYMENT OPTIONS
    OPTION 1. INTEREST PAYMENTS. VFL holds the Adjusted Contract Value as principal and pays interest to the Payee. The interest rate is 3% per year compounded annually. VFL pays interest every 1 year, 6 months, 3 months or 1 month, as specified at the time this option is selected. At the death of the Payee, the value of the remaining payments are paid in a lump sum to the Payee's estate. Only Fixed Annuity Payments are available under Annuity Payment Option 1.

    OPTION 2. PAYMENTS OF A SPECIFIED AMOUNT. VFL pays the Adjusted Contract Value in equal payments every 1 year, 6 months, 3 months or 1 month. The amount and frequency of the payments is specified at the time this option is selected. After each payment, interest is added to the remaining amount applied under this option that has not yet been paid. The interest rate is 3% per year compounded annually. Payments are made to the Payee until the amount applied under this option, including interest, is exhausted. The total of the payments made each year must be at least 5% of the amount applied under this option. If the Payee dies before the amount applied is exhausted, VFL pays the value of the remaining payments in a lump sum to the Payee's estate. Only Fixed Annuity Payments are available under Annuity Payment Option 2.

    ADDITIONAL INTEREST EARNINGS. VFL may pay interest at rates in excess of the rates guaranteed in Annuity Payment Options 1 and 2.

    OPTION 3. PAYMENTS FOR A SPECIFIED PERIOD. VFL pays the lump sum in equal payments for the number of years specified when the option is selected. Payments are made every 1 year, 6 months, 3 months or 1 month, as specified when the option is selected. If the Payee dies before the expiration of the specified number of years, VFL pays the commuted value of the remaining payments in a lump sum to the Payee's estate.

    OPTION 4. LIFE ANNUITY. VFL makes monthly payments to the Payee for as long as the Annuitant lives. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF THE ANNUITANT DIES AFTER THE FIRST PAYMENT, TWO PAYMENTS IF THE ANNUITANT DIES AFTER THE SECOND PAYMENT, ETC.

    OPTION 5. LIFE ANNUITY WITH PERIOD CERTAIN. VFL makes monthly payments to the Payee for as long as the Annuitant lives. At the time this option is selected, a period certain of 5, 10, 15, or 20 years must also be selected. If the Annuitant dies before the specified period certain ends, the payments to the Payee will continue until the end of the specified period. The amount of the monthly payments therefore depends on the period certain selected.

    OPTION 6. JOINT LIFE AND SURVIVORSHIP ANNUITY. VFL makes monthly payments to the Payee while both Annuitants are living. After the death of either Annuitant, payments continue to the Payee for as long as the other Annuitant lives. UNDER THIS OPTION, THE PAYEE COULD RECEIVE ONLY ONE PAYMENT IF BOTH ANNUITANTS DIE AFTER THE FIRST PAYMENT, TWO PAYMENTS IF BOTH ANNUITANTS DIE AFTER THE SECOND PAYMENT, ETC.


    If your Contract is a Qualified Contract, options 1, 2 or 3 may not always satisfy minimum required distribution rules. Consult a tax advisor before electing any of these options.


                         ADDITIONAL CONTRACT INFORMATION

OWNERSHIP
    The Contract belongs to the Owner. An Owner may exercise all of the rights and options described in the Contract.

    Subject to more specific provisions elsewhere herein, an Owner's rights include the right to: (1) select or change a successor Owner, (2) select or change any Beneficiary or Contingent Beneficiary, (3) select or change the Payee prior to the Annuity Date, (4) select or change the Annuity Payment Option, (5) allocate purchase payments among and between the Subaccounts and guarantee periods, (6) transfer Contract Value among and between the Subaccounts and guarantee periods, and (7) select or change the Subaccounts on which Variable Annuity Payments are based.

    The rights of Owners of Qualified Contracts may be restricted by the terms of a related employee benefit plan. For example, such plans may require an Owner of a Qualified Contract to obtain the consent of his or her spouse before exercising certain ownership rights or may restrict withdrawals. See "TAXES" for more details.

    Selection of an Annuitant or Payee who is not the Owner may have tax consequences. You should consult a tax advisor as to these consequences.

CHANGING THE OWNER OR BENEFICIARY
    Prior to the Annuity Date and after the Cancellation Period and if the Annuitant is still living, an Owner may transfer ownership of the Contract subject to VFL's published rules at the time of the change.

    At any time before a death benefit is paid, the Owner may name a new Beneficiary by Written Notice to the Phoenix VFL Variable Unit unless an irrevocable Beneficiary has previously been named. When an irrevocable Beneficiary has been designated, the Owner must provide the irrevocable Beneficiary's written consent to VFL before a new Beneficiary is designated.

    These changes take effect as of the day the Written Notice is received at the Phoenix VFL Variable Unit and VFL is not liable for any payments made under the Contract prior to the effectiveness of any change. For possible tax consequences of these changes, see "TAXES."

MISSTATEMENT OF AGE OR SEX
    If the Age or sex of the Annuitant given in the application is misstated, VFL will adjust the benefits it pays under the Contract to the amount that would have been payable at the correct Age or sex. If VFL made any underpayments because of any such misstatement, it shall pay the amount of such underpayment plus interest at an annual effective rate of 3%, immediately to the Payee or Beneficiary in one sum. If VFL makes any overpayments because of a misstatement of Age or sex, it shall deduct from current or future payments due under the Contract, the amount of such overpayment plus interest at an annual effective rate of 3%.

CHANGE OF CONTRACT TERMS
    Upon notice to the Owner, VFL may modify the Contract to:
    (1) conform the Contract or the operations of VFL or of the Variable Account to the requirements of any law (or regulation issued by a government agency) to which the Contract, VFL or the Variable Account is subject;
    (2) assure continued qualification of the Contract as an annuity contract or a Qualified Contract under the Code;
    (3) reflect a change (as permitted in the Contract) in the operation of the Variable Account; or
    (4) provide additional Subaccounts and/or guarantee periods.

    In the event of any such modification, VFL will make appropriate endorsements to the Contract.

    Only one of VFL's officers may modify the Contract or waive any of VFL's rights or requirements under the Contract. Any modification or waiver must be in writing. No agent may bind VFL by making any promise not contained in the Contract.

REPORTS TO OWNERS

    Prior to the Annuity Date, VFL will send each Owner a report at least annually, or more often as required by law, indicating: the number of Accumulation or Annuity Units credited to the Contract and the dollar value of such units; the Contract Value, Adjusted Contract Value and Surrender Value; any purchase payments, withdrawals, or surrenders made, death benefits paid and charges deducted since the last report; the current interest rate applicable to each Guarantee Amount; and any other information required by law.

    The reports, which will be mailed to Owners at their last known address, will include any information that may be required by the SEC or the insurance supervisory official of the jurisdiction in which the Contract is delivered. VFL will also send any other reports, notices or documents required by law to be furnished to Owners.

MISCELLANEOUS
    NON-PARTICIPATING. The Contract does not participate in the surplus or profits of VFL and VFL does not pay dividends on the Contract.

    PROTECTION OF PROCEEDS. To the extent permitted by law, no benefits payable under the Contract to a Beneficiary or Payee are subject to the claims of an Owner's or a Beneficiary's creditors.

    DISCHARGE OF LIABILITY. Any payments made by VFL under any Annuity Payment Option or in connection with the payment of any withdrawal, surrender or death benefit, shall discharge VFL's liability to the extent of each such payment.

    PROOF OF AGE AND SURVIVAL. VFL reserves the right to require proof of the Annuitant's Age prior to the Annuity Date. In addition, for life contingent Annuity Options, VFL reserves the right to require proof of the Annuitant's survival before any Annuity Payment Date.

    CONTRACT APPLICATION. VFL issues the Contract in consideration of the Owner's application and payment of the initial purchase payment. The entire Contract is made up of the Contract, any attached endorsements or riders, and the application. In the absence of fraud, VFL considers statements made in the application to be representations and not warranties. VFL will not use any statement in defense of a claim or to void the Contract unless it is contained in the application. VFL will not contest the Contract.

                            YIELDS AND TOTAL RETURNS


    From time to time, VFL may advertise or include in sales literature certain performance related information for the Subaccounts, including yields and average annual total returns. Certain Funds have been in existence prior to the commencement of the offering of the Contracts. VFL may advertise or include in sales literature, the performance of the Subaccounts that invest in these Funds for these prior periods. The performance information of any period prior to the commencement of the offering of the Contracts is calculated as if the Contract had been offered during those periods, using current charges and expenses.


    Performance information discussed herein is based on historic results and does not indicate or project future performance. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

    Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Funds. The performance of a Fund in part reflects its expenses. See the prospectuses for the Funds for Fund expense information.

    The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    The yield of a Subaccount other than the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

    The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

    The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes). When a Subaccount, other than the Money Market Subaccount, has been in operation for one, five and ten years respectively, the standard version average annual total return for these periods will be provided.

    In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, VFL may from time to time disclose cumulative total return for Contracts funded by Subaccounts.

    From time to time, yields, standard average annual total returns, and non-standard total returns for the Funds may be disclosed, including such disclosures for periods prior to the date the Variable Account commenced operations.

    Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

                                      TAXES

    NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED A MORE COMPREHENSIVE DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL
    Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

    Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

    Under non-qualified contracts, you, as the owner generally, are not taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income. Interest-only payments made under annuity option 1 -- are also fully includible in income.

    When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS
    If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

    If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified contracts are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

    A variable annuity contract will not provide any additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS
    If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

    The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

    (1) paid on or after the taxpayer reaches age 59 1/2;

    (2) paid after you die;

    (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

    (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

    (5) paid under an immediate annuity; or

    (6) which come from purchase payments made prior to August 14, 1982.

    The contract provides that in some cases if the annuitant dies prior to the annuity date, the death benefit will be paid to the Beneficiary. Payments made upon the death of the annuitant who is not the contract owner do not qualify for the death of contract owner exceptions in (2) above and will be subject to the 10% penalty, unless the beneficiary is at least age 59 1/2 or one of the other exceptions to the penalty applies.

WITHDRAWALS -- QUALIFIED CONTRACTS

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:
    (1) paid on or after you reach age 59 1/2;
    (2) paid after you die;
    (3) paid if you become totally disabled (as that term is defined in the Code);
    (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
    (5) paid to you after you have attained age 55 and left your employment;
    (6) paid for certain allowable medical expenses (as defined in the Code);
    (7) paid pursuant to a qualified domestic relations order;
    (8) paid on account of an IRS levy upon the qualified contract;
    (9) paid from an IRA for medical insurance (as defined in the Code);
    (10)paid from an IRA for qualified higher education expenses; or

    (11)up to $10,000 paid from an IRA for qualified first time home buyer expenses (as defined in the Code).


    The exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

    The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.
    We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES
    The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by Owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

    (1) reaches age 59 1/2;
    (2) has a severance from employment;
    (3) dies;
    (4) becomes disabled (as that term is defined in the Code); or
    (5) in the case of hardship.

    However, in the case of hardship, the Owner can only withdraw the purchase payments and not any earnings.

    DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

    Certain death benefits when used with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits in your contract are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract provides death benefits which may exceed the greater of purchase payments or account (contract) value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefits in the Contract comport with the IRA qualification requirements. You should consult your tax advisor regarding these features and benefits before purchasing a Contract.

DIVERSIFICATION AND OWNER CONTROL
    The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment options are managed so as to comply with the requirements.

    In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying Fund assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the owner of a Contract should not be treated as the owner of the underlying Fund assets of the Variable Account.

    We reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

FEDERAL ESTATE TAXES
    While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent, and payable to a beneficiary by virtue of surviving the decedent, is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX
    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

    The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES
    Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

                                OTHER INFORMATION

DISTRIBUTION OF THE CONTRACTS
    The Contracts are no longer offered for sale. However, VFL continues to accept new purchase payments on, process transfers for, and provide administration for existing Contracts. CNA Investor Services, Inc. ("CNA/ISI"), which is located at CNA Plaza, 333 South Wabash Avenue, Chicago, Illinois 60685, is principal underwriter and distributor of the Contracts. CNA/ISI is registered with the SEC as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. VFL continues to pay commissions on additional purchase payments received on the Contracts under a distribution agreement.

    Applications for Contracts have been solicited by agents who are licensed by applicable state insurance authorities to sell VFL's insurance contracts and who are also registered representatives of a broker-dealer having a selling agreement with CNA/ISI. Such broker-dealers will generally receive commissions based on a percent of purchase payments made (up to a maximum of 8%). The writing agent will receive a percentage of these commissions from the respective broker-dealer, depending on the practice of that broker-dealer. Owners do not pay these commissions.

VOTING PRIVILEGES
    In accordance with current interpretations of applicable law, VFL votes Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or VFL otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

    The number of votes that an Owner or Annuitant has the right to instruct are calculated separately for each Subaccount, and may include fractional votes. Prior to the Annuity Date, the Owner holds a voting interest in each Subaccount to which Variable Contract Value is allocated. After the Annuity Date, the Payee has a voting interest in each Subaccount from which Variable Annuity Payments are made.

    For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Owner's Subaccount Value by the Net Asset Value Per Share of the Fund in which that Subaccount invests. For each Payee, the number of votes attributable to a Subaccount is determined by dividing the liability for future Variable Annuity Payments to be paid from that Subaccount by the Net Asset Value Per Share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the selected Benchmark Rate of Return and the Annuity Unit Value of that Subaccount on the date that the number of votes is determined. As Variable Annuity Payments are made to the Payee, the liability for future payments decreases as does the number of votes.

    The number of votes available to an Owner or Payee are determined as of the date coinciding with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions are solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Payee having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Funds in which that Subaccount invests.

    Fund shares as to which no timely instructions are received and shares held by VFL in a Subaccount as to which no Owner or Payee has a beneficial interest are voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon are applied to reduce the total number of votes eligible to be cast on a matter. Under the 1940 Act, certain actions affecting the Variable Account may require Contract Owner approval. In that case, an Owner will be entitled to vote in proportion to his Variable Contract Value.

                                    GLOSSARY

    ACCUMULATION UNIT: A unit of measure we use to calculate Variable Contract Value.

    ADJUSTED CONTRACT VALUE: The Contract Value less Premium Tax charges not previously deducted, less the annual administration fee.

    AGE: The age of any person on the birthday nearest the date for which we determine Age.

    ANNUITANT: The person or persons whose life (or lives) determines the Annuity Payments payable under the Contract and whose death determines the death benefit. With regard to joint and survivorship Annuity Payment Options, the maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant. Provisions relating to an action by the Annuitant mean, in the case of joint Annuitants, both Annuitants acting jointly.

    ANNUITY DATE: The date on which we apply Surrender Value or Adjusted Contract Value to purchase Annuity Units or a fixed annuity.

    ANNUITY PAYMENT: One of several periodic payments we make to the Payee under an Annuity Payment Option.

    ANNUITY PAYMENT DATE: The date each month, quarter, semi-annual period, or year as of which VFL computes Annuity Payments. The Annuity Payment Date(s) is shown on the Contract.

    ANNUITY PAYMENT OPTION: The form of Annuity Payments selected by the Owner under the Contract. The Annuity Payment Option is shown on the Contract.

    ANNUITY UNIT: A unit of measure we use to calculate Variable Annuity
Payments.

    BENCHMARK RATE OF RETURN: An annual rate of return shown on the Contract that we use to determine the degree of fluctuation in the amount of Variable Annuity Payments in response to fluctuations in the net investment return of selected Subaccounts. We assume (among other things) that the assets in the Variable Account supporting the Contract will have a net annual investment return over the anticipated Annuity Payment period equal to that rate of return.

    BENEFICIARY: The person(s) to whom we will pay the death benefit if Annuitant dies prior to the Annuity Date.

    CANCELLATION PERIOD: The period described on the cover page of the Contract during which the Owner may return the Contract for a refund.

    THE CODE: The Internal Revenue Code of 1986, as amended.

    CONTINGENT ANNUITANT: The person that the Owner designates in the application who becomes the Annuitant in the event that the Annuitant dies before the Annuity Date while the Owner is still alive.

    CONTINGENT BENEFICIARY: The person(s) to whom we will pay the death benefit if the Beneficiary (or Beneficiaries) is not living.

    CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Effective Date.

    CONTRACT EFFECTIVE DATE: The date on which VFL issues the Contract and upon which the Contract becomes effective. The Contract Effective Date is shown on the Contract and is used to determine Contract Years and Contract Anniversaries.

    CONTRACT YEAR: A twelve-month period beginning on the Contract Effective Date or on a Contract Anniversary.

    CONTRACT VALUE: The total amount invested under the Contract. It is the sum of Variable Contract Value and the Interest Adjustment Account value.

    DUE PROOF OF DEATH: Proof of death satisfactory to VFL. Due Proof of Death may consist of the following if acceptable to VFL:
    (a) a certified copy of the death record;
    (b) a certified copy of a court decree reciting a finding of death; or
    (c) any other proof satisfactory to VFL.

    FIXED ANNUITY PAYMENT: An Annuity Payment that the General Account supports and which does not vary in amount as a function of the investment return of the Variable Account from one Annuity Payment Date to the next.

    FUND: Any open-end management investment company or investment portfolio thereof or unit investment trust or series thereof, in which a Subaccount invests.

     GENERAL ACCOUNT: VFL's assets, other than those allocated to the Variable Account or any other separate account of VFL.

    GUARANTEE AMOUNT: Before the Annuity Date the amount equal to that part of any Net Purchase Payment that you allocate to, or any amount you transfer to the Interest Adjustment Account for a designated guarantee period with a particular expiration date plus any interest thereon and less the amount of any withdrawals (including any applicable surrender charges and any applicable premium payment tax charge) or transfers therefrom.

    INTEREST ADJUSTMENT ACCOUNT: An investment option under the contract where VFL guarantees a certain minimum interest rate.

    NET ASSET VALUE PER SHARE: The value per share of any Fund on any Valuation Day. The method of computing the Net Asset Value Per Share is described in the prospectus for the Funds.

    NET PURCHASE PAYMENT: A purchase payment less any premium payment tax charge deducted from the purchase payment.

    NON-QUALIFIED CONTRACT: A Contract that is not a "qualified contract."

    OWNER: The person or persons who owns (or own) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract. The maximum number of joint Owners is two. Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly. In the context of a Contract issued on a group basis, Owners refers to holders of certificates under a group Contract.

    PAYEE: The person entitled to receive Annuity Payments under the Contract. The Annuitant is the Payee unless the Owner designates a different person as Payee.

    PHOENIX VFL VARIABLE UNIT: Contact PHL Variable Insurance Company at the Phoenix VFL Variable Unit for all matters concerning your contract. The Phoenix VFL Variable Unit will be open on any day the New York Stock Exchange is open for trading. Please direct any correspondence or inquiries about your contract to the following:
By telephone:     800.827.2621
By facsimile:     860.513.6285

By mail: To submit a payment:          For all other correspondence and notices:
         --------------------          -----------------------------------------
         Phoenix VFL Variable Unit     Phoenix VFL Variable Unit
         PO Box 627                    PO Box 87
         Hartford, CT 06142-0627       Hartford, CT 06142-0087

    PREMIUM TAX: A charge specified in the Contract that is deducted either from purchase payments or from Contract Value prior to surrender, annuitization or the death of the Owner or Annuitant.

    QUALIFIED CONTRACT: A Contract that is issued in connection with a retirement plan that qualifies for special federal income tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Code.

    SEC: The U.S. Securities and Exchange Commission.

    SUBACCOUNT: A subdivision of the Variable Account, the assets of which are invested in a corresponding Fund.

    SUBACCOUNT VALUE: The amount equal to that part of any Net Purchase Payment allocated to the Subaccount and any amount transferred to that Subaccount, adjusted by interest income, dividends, net capital gains or losses (actually realized or not yet realized) and decreased by withdrawals (including any applicable surrender charges and any applicable premium payment tax charge) and any amounts transferred out of that Subaccount.

    SUCCESSOR OWNER: Any Owner named in the application to follow the original Owner should the original Owner die, provided the original Owner is not also the Annuitant.

    SURRENDER VALUE: The Adjusted Contract Value less any applicable surrender charges.

    VALUATION DAY: For each Subaccount, each day on which the New York Stock Exchange is open for business except for certain holidays listed in the prospectus and days that a Subaccount's corresponding Fund does not value its shares.

    VALUATION PERIOD: The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day (usually, 4:00 p.m. Eastern
Time) and ends at the close of regular trading on the next succeeding Valuation Day.

    VARIABLE ACCOUNT: Valley Forge Life Insurance Company Variable Annuity Separate Account.

    VARIABLE CONTRACT VALUE: The sum of all Subaccount Values.

    VARIABLE ANNUITY PAYMENT: An Annuity Payment that may vary in amount from one Annuity Payment Date to the next as a function of the investment experience of one or more Subaccounts selected by the Owner to support such payments.

    VFL (WE, US, OUR): Valley Forge Life Insurance Company.

    WRITTEN NOTICE: A notice or request submitted in writing in a form satisfactory to VFL that the Owner signs and VFL receives at the Phoenix VFL Variable Unit.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

    The Variable Account commenced operations in 1996. Following are the number of Accumulation Units outstanding and their values at inception and at each calendar year end for the past ten years.


---------------------------------------------------------------------------------------------------------------------------
                        FEDERATED        FEDERATED      FEDERATED HIGH    FIDELITY VIP     FIDELITY VIP      FIDELITY VIP
                       PRIME MONEY     CAPITAL INCOME     INCOME BOND     EQUITY-INCOME    ASSET MANAGER      INDEX 500
                          FUND II          FUND II          FUND II         PORTFOLIO        PORTFOLIO        PORTFOLIO
                     (INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:
                         11/04/96)        11/04/96)        11/04/96)        11/04/96)        11/04/96)        11/04/96)
---------------------------------------------------------------------------------------------------------------------------
Unit value at          $    10.76         $   14.69         $  11.72       $    14.55        $   13.94        $  17.37
 December 31, 1998...

Units outstanding at
 December 31, 1998...     516,933           115,294          270,202          293,091          161,982         615,428

Unit value at
 December 31, 1999...  $    11.04         $   14.73         $  11.82       $    15.26        $   15.26        $  20,64

Units outstanding at
 December 31, 1999...   2,687,348           220,492          410,933          521,729          385,777       1,175,178

Unit value at
 December 31, 2000...  $    11.33         $   13.23         $  10.61       $    16.31        $   14.46        $  18.46

Units outstanding at
 December 31, 2000...   3,031,956           431,509          592,795          831,703          613,325       2,593,193

Unit value at
 December 31, 2001...  $    11.46         $   11.25         $  10.60       $    15.28        $   13.67        $  16.00

Units outstanding at
 December 31, 2001...   3,446,662           561,600          926,794        1,437,894          710,719       3,382,730

Unit value at
 December 31, 2002...  $    11.45         $    8.44         $  10.60       $    12.52        $   12.31        $  12.26

Units outstanding at
 December 31, 2002...   2,694,387           410,814        1,118,590        1,318,836          595,943       2,810,678

Unit value at
 December 31, 2003...  $    11.37         $   10.04         $  12.77       $    16.08        $   14.32        $  15.53

Units outstanding at
 December 31, 2003...   1,866,747           354,107          762,896        1,174,087          517,631       2,402,851

Unit value at
 December 31, 2004...  $    11.30         $   10.88         $  13.91       $    17.69        $   14.89        $  16.93

Units outstanding at
 December 31, 2004...   1,287.021           292,307          654,597          979,057          478,445       1,850.952

Unit value at
 December 31, 2005...   $   11.45         $   11.40         $  14.08       $    18.46        $   15.27        $  17.50

Units outstanding at
 December 31, 2005...   1,196,628           206,315          480,577          686,668          319,573       1,144,932

---------------------------------------------------------------------------------------------------------------------------

                                      A-1


---------------------------------------------------------------------------------------------------------------------------
                                       ALGER AMERICAN                                     ALGER AMERICAN
                      FIDELITY VIP          SMALL        ALGER AMERICAN  ALGER AMERICAN      LEVERAGED          MFS
                       CONTRAFUND      CAPITALIZATION        GROWTH      MIDCAP GROWTH        ALLCAP          EMERGING
                        PORTFOLIO         PORTFOLIO         PORTFOLIO      PORTFOLIO         PORTFOLIO      GROWTH SERIES
                     (INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:
                         11/04/96)        11/04/96)        11/04/96)        11/04/96)        5/01/00)        11/04/96)
---------------------------------------------------------------------------------------------------------------------------
Unit value at             $ 16.56          $  12.68          $ 18.52        $   15.04         $     --        $  15.89
 December 31, 1998.....

Units outstanding at
 December 31, 1998.....   224,060           126,282          294,001           77,992               --         184,003

Unit value at
 December 31, 1999.....    $20.29          $  17.94          $ 24.43        $   19.55         $     --        $  27.69

Units outstanding at
 December 31, 1999.....   583,030           219,153          782,809          197,628               --         388,883

Unit value at
 December 31, 2000.....    $18.69          $  12.88          $ 20.53        $   21.05          $  7.58         $ 21.95

Units outstanding at
 December 31, 2000..... 1,598,505           832,034        1,887,990        1,451,816          282,771       1,255,304

Unit value at
 December 31, 2001.....   $ 16.17          $   8.95          $ 17.85        $   19.40          $  6.28        $  14.40

Units outstanding at
 December 31, 2001..... 1,643,145         1,036,154        2,012,428        1,799,741          701,307       1,596,089

Unit value at
 December 31, 2002.....   $ 14.45          $   6.51          $ 11.79        $   13.48          $  4.09        $   9.40

Units outstanding at
 December 31, 2002..... 1,392,201           861,099        1,650,787        1,361,217          640,701       1,336,743

Unit value at
 December 31, 2003.....   $ 18.30          $   9.14          $ 15.71        $   19.64          $  5.44        $  12.07

Units outstanding at
 December 31, 2003..... 1,190,635           791,527        1,432,018        1,397,712          609,788       1,049,500

Unit value at
 December 31, 2004..... $   20.84          $  10.50         $  16.35       $    21.89        $    5.80        $  13.45

Units outstanding at
 December 31, 2004..... 1,068,368           672,630        1,123,412        1,199,785          470,800         861,044

Unit value at
 December 31, 2005..... $   24.03          $  12.10         $  18.06        $   23.70        $    6.55           14.48

Units outstanding at
 December 31, 2005.....   819,274           456,406          733,371          796,406          335,939         615,708

---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                              VAN ECK         VAN ECK
                           MFS             MFS                MFS         FIRST EAGLE        WORLDWIDE       WORLDWIDE
                        RESEARCH       INVESTORS TRUST    TOTAL RETURN      OVERSEAS            HARD          EMERGING
                         SERIES            SERIES            SERIES           FUND         ASSETS FUNDS       MARKETS
                     (INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:
                         11/04/96)        11/04/96)        11/04/96)        11/04/96)       11/04/96)         11/04/96)
---------------------------------------------------------------------------------------------------------------------------
Unit value at              $14.91            $16.09           $13.66          $  9.88         $   6.85        $   5.87
 December 31, 1998.

Units outstanding at
 December 31, 1998.       112,553           148,225          138,593          206,322           20.605          68,394

Unit value at
 December 31, 1999.        $18.24            $16.93           $13.88          $ 13.86         $   8.18         $ 11.59

Units outstanding at
 December 31, 1999.       225,557           309,088          350,172          239,767           44,474          93,450

Unit value at
 December 31, 2000.        $17.11            $16.67           $15.88          $ 14.65         $   8.98         $  6.64

Units outstanding at
 December 31, 2000.       519,912           606,225          596,742          390,243           67,067         222,581

Unit value at
 December 31, 2001.        $13.29            $13.81           $15.70          $ 15.52          $  7.93        $   6.43

Units outstanding at
 December 31, 2001.       783,669           763,068        1,353,303          551,253           94,430         218,763

Unit value at
 December 31, 2002.         $9.89            $10.76           $14.68          $ 17.71         $   7.60        $   6.16

Units outstanding at
 December 31, 2002.       488,314           629,509        1,314,733          548,361           86,718         187,533

Unit value at
 December 31, 2003.        $12.16            $12.96           $16.83          $ 26.38          $ 10.87       $    9.36

Units outstanding at
 December 31, 2003.       444,283           518,547        1,190,066          507,225           88,332         185,390

Unit value at
 December 31, 2004.     $   13.89           $ 14.23          $ 18.48 $          33.15         $  13.29      $    11.62

Units outstanding at
 December 31, 2004.       383,752           349,484        1,001,764          480,978           91,446         134,346

Unit value at
 December 31, 2005..... $   14.76         $  15.06         $  18.73        $   39.70        $   19.87        $  15.13

Units outstanding at
 December 31, 2005.....   287,271           260,948          752,755          371,538          103,825         118,378

---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                            JANUS ASPEN
                                         JANUS ASPEN                                          SERIES         JANUS ASPEN
                      JANUS ASPEN        SERIES LARGE     JANUS ASPEN     JANUS ASPEN      INTERNATIONAL   SERIES WORLDWIDE
                      SERIES FORTY        CAP GROWTH     SERIES BALANCED SERIES FLEXIBLE      GROWTH           GROWTH
                        PORTFOLIO         PORTFOLIO        PORTFOLIO     BOND PORTFOLIO      PORTFOLIO       PORTFOLIO
                     INSTITUTIONAL      INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL
                     (INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:
                        8/31/99)           8/31/99)         8/31/99)        8/31/99)          8/31/99)        8/31/99)
---------------------------------------------------------------------------------------------------------------------------
 Unit value at
  December 31, 1998.... $      --         $      --         $     --       $       --        $      --      $       --

Units outstanding at
  December 31, 1998....        --                --               --               --               --              --

Unit value at
  December 31, 1999....  $  14.15          $  12.60          $ 11.62        $   10.20         $  16.09       $   14.47

Units outstanding at
  December 31, 1999....   581,106           227,437          308,160           20,184           45,018         188,908

Unit value at
  December 31, 2000....  $  11.41          $  10.61          $ 11.19        $   10.69         $  13.34        $  12.03

Units outstanding at
  December 31, 2000.... 2,656,510         2,186,829        2,027,493          347,153        1,113,759       1,990,812

Unit value at
  December 31, 2001....  $   8.81          $   7.88          $ 10.52        $   11.36         $  10.09        $   9.20

Units outstanding at
  December 31, 2001.... 3,286,447         2,621,621        3,102,030        1,083,373        1,332,956       2,349,448

Unit value at
  December 31, 2002....  $   7.33          $   5.71          $  9.71        $   12.37         $   7.41       $    6.76

Units outstanding at
  December 31, 2002..   2,659,230         1,996,381        2,742,046        1,458,572        1,125,450       1,904,430

Unit value at
  December 31, 2003....  $   8.71          $   7.41          $ 10.92        $   12.98         $   9.85       $    8.26

Units outstanding at
  December 31, 2003.... 1,998,232         1,834,292        2,304,665        1,170,090          939,302       1,554,722

Unit value at
  December 31, 2004....  $  10.15          $   7.64         $  11.66         $  13.30         $  11.56       $    8.54

Units outstanding at
  December 31, 2004.... 1,603,183         1,457,147        1,802,273          905,417          766,506       1,163,678

Unit value at
  December 31, 2005....  $  11.30           $  7.86          $ 12.43         $  13.38          $ 15.07         $  8.91

Units outstanding at
  December 31, 2005.... 1,022,843           992,092        1,210,821          631,561          547,919         796,307

 --------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                          ALLIANCE          ALLIANCE
                                          BERNSTEIN         BERNSTEIN
                                          LARGE CAP         GROWTH AND        AMERICAN        AMERICAN         TEMPLETON
                                           GROWTH            INCOME          CENTURY VP       CENTURY         DEVELOPING
                                          PORTFOLIO         PORTFOLIO     INCOME & GROWTH     VP VALUE          MARKETS
                                        INSTITUTIONAL     INSTITUTIONAL         FUND            FUND        SECURITIES FUND
                                       (INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:
                                          02/11/00)         02/11/00)        02/11/00)        02/11/00)        02/11/00)
---------------------------------------------------------------------------------------------------------------------------
Unit value at
 December 31, 1998...............         $      --         $     --       $       --        $      --        $     --

Units outstanding at
 December 31, 1998...............                --               --               --               --              --

Unit value at
 December 31, 1999...............         $      --         $     --       $       --        $      --        $     --

Units outstanding at
 December 31, 1999...............                --               --               --               --              --

Unit value at
 December 31, 2000...............         $    8.65         $  12.45       $     9.65        $   13.68        $   7.26

Units outstanding at
 December 31, 2000...............           598,204          472,482          162,100          100,908          24,495

Unit value at
 December 31, 2001...............         $    7.05         $  12.29       $     8.72        $   15.21        $   6.58

Units outstanding at
 December 31, 2001...............         1,081,659        1,705,406          417,627          831,810          94,091

Unit value at
 December 31, 2002...............         $    4.80         $   9.42       $     6.94        $   13.11        $   6.48

Units outstanding at
 December 31, 2002...............           978,398        1,638,767          420,771          954,398         129,270

Unit value at
 December 31, 2003...............         $    5.84         $  12.28       $     8.85        $   16.67        $   9.78

Units outstanding at
 December 31, 2003...............           945,823        1,479,638          366,893          827,893         126,685


Unit value at
 December 31, 2004...............         $    6.24         $  13.46       $     9.86        $   18.79        $  12.02

Units outstanding at
 December 31, 2004...............           879,352        1,254,935          306,659          745,139         135,643

Unit value at
  December 31, 2005..............         $   7.07         $   13.89       $    10.17        $   19.46        $  15.10

Units outstanding at
  December 31, 2005.............            660,585          920,499          262,775          540,898         127,977

---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                          TEMPLETON          LAZARD          LAZARD         VAN KAMPEN       VAN KAMPEN
                                        GLOBAL ASSET       RETIREMENT      RETIREMENT      INTERNATIONAL      EMERGING
                                          ALLOCATION         EQUITY         SMALL CAP          MAGNUM      MARKETS EQUITY
                                            FUND            PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                       (INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:  INCEPTION DATE:
                                          02/11/00)         02/11/00)        02/11/00)        02/11/00)        02/11/00)
---------------------------------------------------------------------------------------------------------------------------
Unit value at                             $   10.00           $10.00        $   10.00        $   10.00        $  10.00
 Inception..........................

Unit value at
 December 31, 1997..................     $       --          $    --       $       --       $       --       $      --

Units outstanding at
 December 31, 1997..................             --               --               --               --              --

Unit value at
 December 31, 1998..................     $       --          $    --       $       --       $       --       $      --

Units outstanding at
 December 31, 1998..................             --               --               --               --              --

Unit value at
 December 31, 1999..................     $       --          $    --       $       --       $       --       $      --

Units outstanding at
 December 31, 1999..................             --               --               --               --              --

Unit value at
 December 31, 2000..................       $  10.06           $11.12        $   11.94        $    9.22        $   5.82

Units outstanding at
 December 31, 2000..................         14,954           79,826           87,258           95,856          36,522

Unit value at
 December 31, 2001..................       $   8.93           $10.14        $   13.96        $    7.33        $   5.36

Units outstanding at
 December 31, 2001..................        139,769          185,954          425,323          138,669          64,112

Unit value at
 December 31, 2002..................      $    8.42           $ 8.38        $   11.33        $    6.02        $   4.82

Units outstanding at
 December 31, 2002..................        164,434          177,101          448,530          135,141          64,203

Unit value at
 December 31, 2003..................      $   10.95           $10.24        $   15.34        $    7.56        $   7.11

Units outstanding at
 December 31, 2003..................        190,273          170,570          436,888          123,246          67,088

Unit value at
 December 31, 2004..................      $   12.49           $11.29        $   17.37        $    8.75        $   8.63

Units outstanding at
 December 31, 2004..................        193,509          153,101          413,705           95,935          61,853

Unit value at
 December 31, 2005..................       $  12.76         $  11.51        $   17.81        $    9.58         $ 11.39

Units outstanding at
 December 31, 2005..................        164,900          101,991          310,435           54,840          60,552

---------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX B

    Assume that an Owner makes purchase payments on the first day of certain Contract Years as shown in the table below. Assume also that the Owner withdraws $7,500 during the seventh month of Contract Year five and $5,000 at the beginning of Contract Years thirteen and fifteen. Assume that the Annuitant is younger than age 76 for all twenty years. All "beginning of year death benefits" are computed as of the first day of the Contract Year except for the figure for Contract Year 5 which is computed as of the seventh month of that year (i.e., as of the time of the $7,500 withdrawal).

EXPLANATIONS:
    The Death Benefit at the beginning of Contract Years 1 through 4 is determined from the Contract Value at the end of the prior Contract Year plus the purchase payment made at the beginning of the year for which the computation is being made.

    The Death Benefit at the end of month 7 of Contract Year 5 is determined from the prior year's Contract Value plus the purchase payment made at the beginning of that year, minus the $7,500 withdrawn in the seventh month minus a $318.75 surrender charge assessed in connection with the withdrawal.

    The Death Benefit at the beginning of Contract Years 6 through 10 is determined from the Contract Value at the end of the prior Contract Year plus the purchase payment made at the beginning of the Year for which the computation is being made. Since the first day of Contract Year 6 is a minimum death benefit floor computation anniversary, a new death benefit floor amount is set at $8,506.

    The Death Benefit at the beginning of Contract Year 11 is determined solely from the prior Year's Contract Value. Since this is a minimum death benefit floor computation anniversary, a new death benefit floor amount is set at $42,610.

    The Death Benefit at the beginning of Contract Year 12 is determined from the minimum death benefit which is the most recently reset death benefit floor amount of $42,610. This is so because the Contract Value declined and no purchase payments or withdrawals occurred since the prior reset of the death benefit floor amount.

    The Death Benefit at the beginning of Contract Year 13 is determined from the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for the $5,000 withdrawal. The $36,762 results from $42,610 being multiplied by $31,432/$36,432.

    The Death Benefit at the beginning of Contract Year 14 is the minimum death benefit which is the most recently reset death benefit floor amount adjusted for the $5,000 withdrawal made since that floor amount was set, or $36,762.

    The Death Benefit at the beginning of Contract Year 15 is the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for both $5,000 withdrawals made since that floor amount was set. The $28,372 results from $42,610 being multiplied by $31,432/$36,432, and this result multiplied by $16,908/$21,908.

    The Death Benefit at the beginning of Contract Year 16 is the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for both $5,000 withdrawals made since that floor amount was set. The $28,372 results from $42,610 being multiplied by $31,432/$36,432, and this result multiplied by $16,908/$21,908. Even though this is a death benefit floor computation anniversary, the death benefit floor amount is not reset since the Contract Value has not exceeded its previous high of $42,610 occurring in Contract Year 10. No purchase payments or withdrawals were made.

    The Death Benefit at the beginning of Contract Year 17 through 20 is the minimum death benefit which is the most recently reset death benefit floor amount of $42,610 adjusted for both $5,000 withdrawals made since that floor amount was set and adjusted further for the $10,000 purchase payment made on the first day of Contract Year 17.

-----------------------------------------------------------------------------------------------------
                                                                                         BEGINNING
   BEGINNING                                 ACCUMULATION   END OF YEAR   END OF YEAR      YEAR
  OF CONTRACT      PURCHASE                  NET PURCHASE   ACCUMULATION    CONTRACT       DEATH
     YEAR          PAYMENTS     WITHDRAWALS    PAYMENTS      UNIT VALUE      VALUE        BENEFIT
-----------------------------------------------------------------------------------------------------
       1           $  2,000       $     0      $   2,000      10.50000      $  2,100      $  2,000
       2           $  2,000       $     0      $   4,000      11.23500      $  4,387      $  4,100
       3           $  2,500       $     0      $   6,500      12.13380      $  7,438      $  6,887
       4           $  3,000       $     0      $   9,500      13.34718      $ 11,482      $ 10,438
       5           $  4,000       $ 7,500      $   6,000      14.81537      $  8,506      $  7,663
       6           $  5,000       $     0      $  11,000      16.59321      $ 15,127      $ 13,506
       7           $  5,000       $     0      $  16,000      18.25254      $ 22,139      $ 20,127
       8           $  5,000       $     0      $  21,000      19.71274      $ 29,310      $ 27,139
       9           $  5,000       $     0      $  26,000      20.89550      $ 36,369      $ 34,310
      10           $  5,000       $     0      $  31,000      21.52237      $ 42,610      $ 41,369
      11           $      0       $     0      $  31,000      20.44625      $ 40,480      $ 42,610
      12           $      0       $     0      $  31,000      18.40162      $ 36,432      $ 42,610
      13           $      0       $ 5,000      $  26,000      15.64138      $ 26,717      $ 36,762
      14           $      0       $     0      $  26,000      12.82593      $ 21,908      $ 36,762
      15           $      0       $ 5,000      $  21,000      13.46723      $ 17,753      $ 28,372
      16           $      0       $     0      $  21,000      14.14059      $ 18,641      $ 28,372
      17           $ 10,000       $     0      $  31,000      14.14059      $ 28,641      $ 38,372
      18           $      0       $     0      $  31,000      13.43356      $ 27,209      $ 38,372
      19           $      0       $     0      $  31,000      13.43356      $ 27,209      $ 38,372
      20           $      0       $     0      $  31,000      13.97090      $ 28,297      $ 38,372
---------------- ------------- ------------- ------------- ------------- -------------- -------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       VALLEY FORGE LIFE INSURANCE COMPANY
                                AND SUPPORTED BY
              VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY
                                SEPARATE ACCOUNT





     THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2006 FOR THE VALLEY FORGE LIFE INSURANCE COMPANY FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.


     THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE PURCHASING A CONTRACT. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT:

                            Phoenix VFL Variable Unit
                                    PO Box 87
                             Hartford, CT 06142-0627
                             Telephone: 800.827.2621




         THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2006.

                                TABLE OF CONTENTS

                                                                         PAGE

COMPANY.................................................................    3
EXPERTS.................................................................    3
LEGAL OPINIONS..........................................................    3
PERFORMANCE INFORMATION.................................................    3
   Money Market Subaccount Yields.......................................    3
   Other Subaccount Yields..............................................    4
   Average Annual Total Returns.........................................    5
   Other Total Returns..................................................    6
   Effect of the Annual Administration Fee on Performance Data..........    7
   Performance Information..............................................    7
FEDERAL TAX STATUS......................................................   12
   General..............................................................   12
   Diversification......................................................   12
   Owner Control........................................................   13
   Multiple Contracts...................................................   13
   Partial 1035 Exchanges...............................................   13
   Contracts Owned by Other than Natural Persons........................   13
   Tax Treatment of Assignments.........................................   13
   Gifting a Contract...................................................   14
   Death Benefits.......................................................   14
   Income Tax Withholding...............................................   14
   Tax Treatment of Withdrawals -- Non-Qualified Contracts..............   14
   Withdrawals -- Investment Adviser Fees...............................   15
   Delayed Annuity Payments ............................................   15
   Qualified Plans......................................................   15
ROTH IRAs...............................................................   16
   Tax Treatment of Withdrawals -- Qualified Contracts..................   17
   Required Distributions...............................................   18
   Tax-Sheltered Annuities -- Withdrawal Limitations....................   18
VARIABLE ANNUITY PAYMENTS...............................................   18
   Annuity Unit Value...................................................   18
   Illustration of Calculation of Annuity Unit Value....................   19
   Illustration of Variable Annuity Payments............................   19
VALUATION DAYS..........................................................   19
DISTRIBUTION OF THE CONTRACTS...........................................   19
OTHER INFORMATION.......................................................   20
FINANCIAL STATEMENTS....................................................   20

                                     COMPANY


    Valley Forge Life Insurance Company ("VFL" or the "Company"), is a wholly-owned subsidiary of Swiss Re Life & Health America Inc. ("SRLHA"). Swiss Re is ultimately controlled by Swiss Reinsurance Company ("Swiss Re").


     The Company is an Indiana corporation principally engaged in the administration of a closed block of life insurance and annuities. It is licensed in the District of Columbia, Puerto Rico and all states except New York.

                                     EXPERTS


     The financial statements of Valley Forge Life Insurance Company Variable Annuity Separate Account at December 31, 2005 and the statutory-basis financial statements of the Company at December 31, 2005 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, an independent registered public accounting firm, on the authority of said firm as experts in auditing and accounting.

                                 LEGAL OPINIONS

    All matters relating to applicable law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue Contracts, have been passed upon by Patricia D. Harrigan, Esq., Vice President and Secretary, Valley Forge Life Insurance Company.


                             PERFORMANCE INFORMATION

    From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

    Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Funds. The calculation of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range generally from 0% to 3.5% of the annuity considerations (purchase payments) based on the jurisdiction in which the Contract is sold.


MONEY MARKET SUBACCOUNT YIELDS

     The current annualized yield of the Money Market Subaccount for a seven-day period that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on that Fund's portfolio securities.


     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Subaccount attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration fee; 2) the mortality and expense risk charge; and 3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit annual administration fee is used based on the $30 annual administration fee deducted for the prior Contract Year of the Contract Anniversary. Current Yield is calculated according to the following formula:

                    CURRENT YIELD = ((NCS - ES)/UV) X (365/7)
                                     WHERE:

        NCS = the net change in the value of the Money Market Subaccount
              (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

        ES = per unit expenses attributable to the hypothetical account for the seven-day period.

        UV  = the unit value for the first day of the seven-day period.

                    EFFECTIVE YIELD = (1 +(NCS - ES)/UV) 365/7 - 1
                                    WHERE:

        NCS = the net change in the value of the Money Market Subaccount
              (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

        ES = per unit expenses attributable to the hypothetical account for the seven-day period.

        UV  = the unit value for the first day of the seven-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount is lower than the yield for the Money Market Fund.

     The current and effective yields on amounts held in the Money Market Subaccount normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.


     Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.


OTHER SUBACCOUNT YIELDS

     The current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods refers to income generated by the Subaccount during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

     The yield is computed by 1) dividing the net investment income of the Fund attributable to the Subaccount units less Subaccount expenses for the period; by
2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the annual administration fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes an annual administration fee of $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating the 30-day or one-month yield, an average administration fee based on the average Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

                  YIELD = 2 X (((NI - ES)/(U X UV) + 1) 6 - 1)
                                     WHERE:

       NI = net income of the Fund for the 30-day or one-month period attributable to the Subaccount's units.


       ES = expenses of the Subaccount for the 30-day or one-month period.

       U  = the average number of units outstanding.

       UV = the unit value at the close (highest) of the last day in the 30-day or one month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount is lower than the yield for the corresponding Fund.


     The yield on the amounts held in the Subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A subaccount's actual yield is affected by the types and quality of the securities held by the corresponding Fund and that Fund's operating expenses.


     Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.


Average Annual Total Returns

     When a Subaccount or Fund has been in operation for 1, 5, and 10 years, respectively, the standard average annual total return for these periods will be calculated. Average annual total returns for other periods of time may, from time to time, also be calculated.

     Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.


     Standard average annual total returns are calculated using Subaccount unit values which the Company calculates on each Valuation Day based on the performance of the Subaccount's underlying Fund, the deductions for the mortality and expense risk charge, and the deductions for the asset-based administration charge and the annual administration fee. The calculation assumes that the annual administration fee is $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating standard average annual total return, an average per-dollar per-day annual administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation.

Standard average annual total returns will therefore reflect a deduction of the surrender charge for any period less than six years. The standard average annual total return is calculated according to the following formula:

      TR  = ((ERV/P 1/N) - 1)

                                    WHERE:


      TR  = the average annual total return net of Subaccount recurring charges.

      ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

      P   = a hypothetical initial payment of $1,000.

      N   = the number of years in the period.

Standard average annual total returns for periods prior to the date the Variable Account commenced operations are calculated based on the performance of the various Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts.

     Fund total return information used to calculate the standard average annual total returns of the Subaccounts for periods prior to the inception of the Subaccounts has been provided by the Funds. The Funds are not affiliated with the Company. While the Company has no reason to doubt the accuracy of these figures provided by the Funds, the Company has not independently verified the accuracy of these figures.


OTHER TOTAL RETURNS

     Average annual total returns that do not reflect the surrender charge that may be calculated. These are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

     Cumulative total returns may also be calculated. The cumulative total returns will be calculated using the following formula:

       CTR = (ERV/P) - 1

                                     WHERE:


       CTR = The cumulative total return net of subaccount recurring charges for the period.

       ERV = The ending redeemable value of the hypothetical investment at the end of the period.

       P   = A hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $30 annual administration fee to be deducted annually for each prior Contract Year as of the Contract Anniversary, from the Subaccount Values and Guarantee Amounts based on the proportion that each bears to the Contract Value. For purposes of reflecting the change in yield and total return quotations, the charge is converted into a per-dollar per-day charge based on the average Subaccount Value and Guarantee Amount of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.


PERFORMANCE INFORMATION


     The following charts reflect performance information for the Subaccounts of the Variable Account for the periods shown. Chart 1 reflects standard average annual total returns for the Subaccounts commencing from the date the Subaccounts of the Variable Account first invested in the underlying Portfolio. All of the fees and charges under the Contract, including surrender charges, have been deducted from the data presented in Chart 1. Chart 2 reflects the non-standard average annual total returns for the subaccounts since their inception; all fees and charges, except surrender charges, have been deducted. Chart 3 reflects the adjusted historic total returns of the portfolios since their inception reduced by all the fees and charges under the Contract, including surrender charges. Chart 4 shows adjusted historic total returns of the portfolios reduced by all Contract fees and charges, except surrender charges.

Chart 1 - standard average annual total returns for the subaccounts for the periods ended December 31, 2005:


Subaccount performance as of 12/31/05 based on performance since inception with Valley Forge Life Insurance Company Variable Annuity Separate Account

-------------------------------------------------- ------------ ------------------------------------------------------------
                                                                               ASSUMING CONTRACT SURRENDERED
                                                                                  ANNUALIZED TOTAL RETURN
-------------------------------------------------- ------------ ------------------------------------------------------------

                                                    Inception                                                    Inception
INVESTMENT OPTIONS                                    Date        1 YR %      3 YR %      5 YR %      10 YR %    Percentage

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Alger American Fund
Alger American Growth Portfolio                      1/9/89       3.17%       13.43%      -4.00%       6.72%       11.04%
Alger American Leveraged AllCap Portfolio            1/25/95      5.55%       15.15%      -4.38%       8.28%       13.01%
Alger American MidCap Growth Portfolio               5/3/93       0.99%       19.02%       1.14%       9.43%       12.90%
Alger American Small Capitalization Portfolio        9/21/88      7.95%       21.32%      -2.64%       1.75%       9.30%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Alliance Capital
Alliance Growth and Income Portfolio                 1/14/91      -4.16%      11.94%       0.94%       9.45%       9.39%
Alliance Premier Growth Portfolio                    6/26/92       5.94%      11.87%      -5.50%       7.05%       9.38%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

American Century
American Century VP Income & Growth Fund            10/30/97      -4.13%      11.72%      -0.46%         NA        4.25%
American Century VP Value Fund                        5/1/96      -3.73%      12.21%       5.96%         NA        8.63%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Federated
Federated Insurance Series High Income Bond Fund II   3/1/94      -6.07%      7.99%        4.71%       4.11%       4.49%
Federated Insurance Series Prime Money Fund II      11/21/94      -6.03%     -2.38%       -1.12%       1.21%       1.27%
Federated Insurance Series Capital Income Fund II    2/10/94      -2.50%      8.59%       -4.42%       1.51%       2.56%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Fidelity Investments (R)
Fidelity VIP Asset Manager SM Portfolio              9/6/89       -4.71%      5.39%       -0.21%       4.96%       6.65%
Fidelity VIP Contrafund Portfolio                    1/3/95        8.01%     16.73%        3.99%      10.21%      12.46%
Fidelity VIP Equity-Income Portfolio                 10/9/86      -2.91%     11.96%        1.25%       6.80%       9.01%
Fidelity VIP Index 500 Portfolio                     8/27/92      -3.94%     10.68%       -2.46%       6.97%       8.58%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

First Eagle SoGen
First Eagle Overseas Variable Fund                   2/3/97       12.46%      29.39%      21.28%         NA        16.47%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Franklin(R) Templeton(R) Investments
Templeton Developing Markets Secruities Fund,
Class 2                                              3/4/96       18.35%      31.13%      14.88%         NA        0.28%
Templeton Global Asset Allocation Fund, Class 2      8/24/88      -5.19%      13.03%       3.70%       5.69%       7.32%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Janus
Janus Aspen Series Balanced Portfolio                9/13/93      -0.85%       6.57%       0.85%        9.03%       9.58%
Janus Aspen Series Capital Appreciation
Portfolio                                            5/1/97        3.97%      13.70%      -1.57%         NA        11.20%
Janus Aspen Series Flexible Income Portfolio         9/13/93      -6.72%       0.40%       3.41%        4.99%       5.52%
Janus Aspen Series Growth Portfolio                  9/13/93      -4.47%       9.29%      -7.49%        4.97%       6.48%
Janus Aspen Series International Growth
Portfolio                                            5/2/94       23.15%      25.17%       1.22%       11.38%      11.11%
Janus Aspen Series Worldwide Growth Portfolio        9/13/93      -2.91%       7.66%      -7.48%        6.57%       8.74%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Lazard
Lazard Retirement Equity Portfolio                   3/18/98      -5.36%       9.22%      -0.64%         NA        1.97%
Lazard Retirement Small Cap Portfolio                11/4/97      -4.75%      14.46%       7.26%         NA        6.65%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

MFS
MFS Emerging Growth Series                           7/24/95       0.37%     13.65%       -9.77%       4.96%       6.30%
MFS Investors Trust Series                           10/9/95      -1.48%      9.92%       -3.45%       5.58%       6.08%
MFS Research Series                                  7/26/95      -1.00%     12.43%       -4.41%       5.27%       6.00%
MFS Total Return Series                              1/3/95       -5.91%      6.44%        2.13%       7.12%       8.67%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Van Eck Global
Van Eck Worldwide Emerging Markets Fund             12/21/95      22.86%      33.51%      17.07%       5.90%       5.77%
Van Eck Worldwide Hard Assets Fund                   9/1/89       42.26%      36.41%      16.54%       8.11%       6.89%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

The Universal Instritutional Funds
Van Kampen Emerging Markets Equity Portfolio         10/1/96      24.69%      31.78%      13.46%         NA        5.15%
Van Kampen International Magnum Portfolio            1/2/97        2.22%      14.99%      -0.55%         NA        2.28%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Chart 2 - non-standard average annual total return for the periods ended December 31, 2005:


Subaccount performance as of 12/31/05 based on performance since inception of the underlying funds

-------------------------------------------------- ------------ ------------------------------------------------------------
                                                                             ASSUMING CONTRACT NOT SURRENDERED
                                                                                  ANNUALIZED TOTAL RETURN
-------------------------------------------------- ------------ ------------------------------------------------------------
                                                    Inception                                                    Inception
INVESTMENT OPTIONS                                    Date        1 YR %      3 YR %      5 YR %      10 YR %    Percentage
-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Alger American Fund
Alger American Growth Portfolio                      1/9/89       10.17%      14.97%      -2.85%       6.72%       11.04%
Alger American Leveraged AllCap Portfolio            1/25/95      12.55%      16.64%      -3.21%       8.28%       13.01%
Alger American MidCap Growth Portfolio               5/3/93       7.99%       20.41%       2.08%       9.43%       12.90%
Alger American Small Capitalization Portfolio        9/21/88      14.95%      22.66%      -1.56%       1.75%       9.30%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Alliance Capital
Alliance Growth and Income Portfolio                 1/14/91      2.84%       13.51%       1.89%       9.45%       9.39%
Alliance Premier Growth Portfolio                    6/26/92      12.94%      13.44%      -4.28%       7.05%       9.38%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

American Century
American Century VP Income & Growth Fund            10/30/97      2.87%       13.30%       0.54%         NA        4.25%
American Century VP Value Fund                       5/1/96       3.27%       13.78%       6.74%         NA        8.63%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Federated
Federated Insurance Series High Income Bond Fund
II                                                   3/1/94       0.93%       9.68%        5.53%       4.11%       4.49%
Federated Insurance Series Prime Money Fund II      11/21/94      0.97%       -0.32%      -0.10%       1.21%       1.27%
Federated Insurance Series Capital Income Fund II    2/10/94      4.50%       10.26%      -3.25%       1.51%       2.56%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Fidelity Investments (R)
Fidelity VIP Asset Manager SM Portfolio              9/6/89       2.29%       7.16%        0.77%       4.96%       6.65%
Fidelity VIP Contrafund Portfolio                    1/3/95       15.01%      18.18%       4.84%       10.21%      12.46%
Fidelity VIP Equity-Income Portfolio                 10/9/86      4.09%       13.54%       2.19%       6.80%       9.01%
Fidelity VIP Index 500 Portfolio                     8/27/92      3.06%       12.29%      -1.38%       6.97%       8.58%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

First Eagle SoGen
First Eagle Overseas Variable Fund                   2/3/97       19.46%      30.58%      21.74%         NA        16.47%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Franklin(R) Templeton(R) Investments
Templeton Developing Markets Secruities Fund,
Class 2                                              3/4/96       25.35%      32.29%      15.44%         NA        0.28%
Templeton Global Asset Allocation Fund, Class 2      8/24/88      1.81%       14.57%       4.55%       5.69%       7.32%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Janus
Janus Aspen Series Balanced Portfolio                9/13/93      6.15%       8.30%        1.80%       9.03%       9.58%
Janus Aspen Series Capital Appreciation
Portfolio                                            5/1/97       10.97%      15.22%      -0.53%         NA        11.20%
Janus Aspen Series Flexible Income Portfolio         9/13/93      0.28%       2.35%        4.27%       4.99%       5.52%
Janus Aspen Series Growth Portfolio                  9/13/93      2.53%       10.94%      -6.16%       4.97%       6.48%
Janus Aspen Series International Growth
Portfolio                                            5/2/94       30.15%      26.43%       2.15%       11.38%      11.11%
Janus Aspen Series Worldwide Growth Portfolio        9/13/93      4.09%       9.35%       -6.15%       6.57%       8.74%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Lazard
Lazard Retirement Equity Portfolio                   3/18/98      1.64%       10.87%       0.37%         NA        1.97%
Lazard Retirement Small Cap Portfolio                11/4/97      2.25%       15.97%       8.01%         NA        6.65%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

MFS
MFS Emerging Growth Series                           7/24/95      7.37%       15.18%      -8.31%       4.96%       6.30%
MFS Investors Trust Series                           10/9/95      5.52%       11.55%      -2.33%       5.58%       6.08%
MFS Research Series                                  7/26/95      6.00%       13.99%      -3.24%       5.27%       6.00%
MFS Total Return Series                              1/3/95       1.09%       8.17%        3.03%       7.12%       8.67%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Van Eck Global
Van Eck Worldwide Emerging Markets Fund             12/21/95      29.86%      34.63%      17.60%       5.90%       5.77%
Van Eck Worldwide Hard Assets Fund                   9/1/89       49.26%      37.48%      17.07%       8.11%       6.89%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

The Universal Instritutional Funds
Van Kampen Emerging Markets Equity Portfolio         10/1/96      31.69%      32.92%      14.06%         NA        5.15%
Van Kampen International Magnum Portfolio            1/2/97       9.22%       16.48%       0.45%         NA        2.28%

-------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------

Chart 3 - adjusted historic total returns for the portfolios for the periods ended December 31, 2005:

Subaccount performance as of 12/31/05 based on performance since inception of the underlying funds

------------------------------------------------------------------------------------------------------------------------------------
                                                                                ASSUMING CONTRACT SURRENDERED
                                                                                   ANNUALIZED TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                                                      Inception                                                  Inception
INVESTMENT OPTIONS                                       Date       1 YR %     3 YR %      5 YR %     10 YR %    Percentage
-----------------------------------------------------------------------------------------------------------------------------

Alger American Fund
Alger American Growth Portfolio                        11/4/96      3.17%      13.43%      -4.00%        NA        6.35%
Alger American Leveraged AllCap Portfolio              4/28/00      5.55%      15.15%      -4.38%        NA        -8.63%
Alger American MidCap Growth Portfolio                 11/4/96      0.99%      19.02%       1.14%        NA        9.57%
Alger American Small Capitalization Portfolio          11/4/96      7.95%      21.32%      -2.64%        NA        1.79%

-----------------------------------------------------------------------------------------------------------------------------

Alliance Capital
Alliance Growth and Income Portfolio                   2/29/00      -4.16%     11.94%       0.94%        NA        4.81%
Alliance Premier Growth Portfolio                      2/29/00      5.94%      11.87%      -5.50%        NA        -7.14%

-----------------------------------------------------------------------------------------------------------------------------

American Century
American Century VP Income & Growth Fund               2/29/00      -4.13%     11.72%      -0.46%        NA        -1.00%
American Century VP Value Fund                         2/29/00      -3.73%     12.21%       5.96%        NA        11.02%

-----------------------------------------------------------------------------------------------------------------------------

Federated
Federated Insurance Series High Income Bond Fund
II                                                     11/4/96      -6.07%      7.99%       4.71%        NA        3.51%
Federated Insurance Series Prime Money Fund II         11/4/96      -6.03%     -2.38%      -1.12%        NA        1.19%
Federated Insurance Series Capital Income Fund II      11/4/96      -2.50%      8.59%      -4.42%        NA        1.13%

-----------------------------------------------------------------------------------------------------------------------------

Fidelity Investments (R)
Fidelity VIP Asset Manager SM Portfolio                11/4/96      -4.71%      5.39%      -0.21%        NA        4.42%
Fidelity VIP Contrafund Portfolio                      11/4/96      8.01%      16.73%       3.99%        NA        9.74%
Fidelity VIP Equity-Income Portfolio                   11/4/96      -2.91%     11.96%       1.25%        NA        6.61%
Fidelity VIP Index 500 Portfolio                       11/4/96      -3.94%     10.68%      -2.46%        NA        5.99%

-----------------------------------------------------------------------------------------------------------------------------

First Eagle SoGen
First Eagle Overseas Variable Fund                     11/4/96      12.46%     29.39%      21.28%        NA        15.94%

-----------------------------------------------------------------------------------------------------------------------------

Franklin(R) Templeton(R) Investments
Templeton Developing Markets Secruities Fund, Class 2  2/29/00      18.35%     31.13%      14.88%        NA        6.38%
Templeton Global Asset Allocation Fund, Class 2        2/29/00      -5.19%     13.03%       3.70%        NA        3.25%

-----------------------------------------------------------------------------------------------------------------------------

Janus
Janus Aspen Series Balanced Portfolio                  8/31/99      -0.85%      6.57%       0.85%        NA        2.74%
Janus Aspen Series Capital Appreciation Portfolio      8/31/99      3.97%      13.70%      -1.57%        NA        1.16%
Janus Aspen Series Flexible Income Portfolio           8/31/99      -6.72%      0.40%       3.41%        NA        3.98%
Janus Aspen Series Growth Portfolio                    8/31/99      -4.47%      9.29%      -7.49%        NA        -4.68%
Janus Aspen Series International Growth Portfolio      8/31/99      23.15%     25.17%       1.22%        NA        6.00%
Janus Aspen Series Worldwide Growth Portfolio          8/31/99      -2.91%      7.66%      -7.48%        NA        -2.68%

-----------------------------------------------------------------------------------------------------------------------------

Lazard
Lazard Retirement Equity Portfolio                     2/29/00      -5.36%      9.22%      -0.64%        NA        1.37%
Lazard Retirement Small Cap Portfolio                  2/29/00      -4.75%     14.46%       7.26%        NA        9.53%

-----------------------------------------------------------------------------------------------------------------------------

MFS
MFS Emerging Growth Series                             11/4/96      0.37%      13.65%      -9.77%        NA        3.81%
MFS Investors Trust Series                             11/4/96      -1.48%      9.92%      -3.45%        NA        4.26%
MFS Research Series                                    11/4/96      -1.00%     12.43%      -4.41%        NA        4.03%
MFS Total Return Series                                11/4/96      -5.91%      6.44%       2.13%        NA        6.78%

-----------------------------------------------------------------------------------------------------------------------------

Van Eck Global
Van Eck Worldwide Emerging Markets Fund                11/4/96      22.86%     33.51%      17.07%        NA        4.33%
Van Eck Worldwide Hard Assets Fund                     11/4/96      42.26%     36.41%      16.54%        NA        7.57%

-----------------------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds
Van Kampen Emerging Markets Equity Portfolio           2/29/00      24.69%     31.78%      13.46%        NA        1.02%
Van Kampen International Magnum Portfolio              2/29/00      2.22%      14.99%      -0.55%        NA        -1.90%

-----------------------------------------------------------------------------------------------------------------------------

Chart 4 - adjusted historic total returns for the portfolios for the periods ended December 31, 2005:

Subaccount performance as of 12/31/05 based on performance since inception of the underlying funds

------------------------------------------------------------------------------------------------------------------------------------
                                                                             ASSUMING CONTRACT NOT SURRENDERED
                                                                                ANNUALIZED TOTAL RETURN(3)
------------------------------------------------------------------------------------------------------------------------------------
                                                     Inception                                                   Inception
INVESTMENT OPTIONS                                      Date      1 YR %      3 YR %      5 YR %      10 YR %   Percentage
------------------------------------------------------------------------------------------------------------------------------------

Alger American Fund
Alger American Growth Portfolio                       11/4/96     10.17%      14.97%      -2.85%        NA         6.35%
Alger American Leveraged AllCap Portfolio             4/28/00     12.55%      16.64%      -3.21%        NA        -7.51%
Alger American MidCap Growth Portfolio                11/4/96      7.99%      20.41%       2.08%        NA         9.57%
Alger American Small Capitalization Portfolio         11/4/96     14.95%      22.66%      -1.56%        NA         1.79%

------------------------------------------------------------------------------------------------------------------------------------

Alliance Capital
Alliance Growth and Income Portfolio                  2/29/00      2.84%      13.51%       1.89%        NA         5.46%
Alliance Premier Growth Portfolio                     2/29/00     12.94%      13.44%      -4.28%        NA        -6.09%

------------------------------------------------------------------------------------------------------------------------------------

American Century
American Century VP Income & Growth Fund              2/29/00      2.87%      13.30%       0.54%        NA        -0.18%
American Century VP Value Fund                        2/29/00      3.27%      13.78%       6.74%        NA        11.54%

------------------------------------------------------------------------------------------------------------------------------------

Federated
Federated Insurance Series High Income Bond Fund II   11/4/96      0.93%       9.68%       5.53%        NA         3.51%
Federated Insurance Series Prime Money Fund II        11/4/96      0.97%      -0.32%      -0.10%        NA         1.19%
Federated Insurance Series Capital Income Fund II     11/4/96      4.50%      10.26%      -3.25%        NA         1.13%

------------------------------------------------------------------------------------------------------------------------------------

Fidelity Investments (R)
Fidelity VIP Asset Manager SM Portfolio               11/4/96      2.29%       7.16%       0.77%        NA         4.42%
Fidelity VIP Contrafund Portfolio                     11/4/96     15.01%      18.18%       4.84%        NA         9.74%
Fidelity VIP Equity-Income Portfolio                  11/4/96      4.09%      13.54%       2.19%        NA         6.61%
Fidelity VIP Index 500 Portfolio                      11/4/96      3.06%      12.29%      -1.38%        NA         5.99%

------------------------------------------------------------------------------------------------------------------------------------

First Eagle SoGen
First Eagle Overseas Variable Fund                    11/4/96     19.46%      30.58%      21.74%        NA        15.94%

------------------------------------------------------------------------------------------------------------------------------------

Franklin(R) Templeton(R) Investments
Templeton Developing Markets Secruities Fund, Class 2 2/29/00     25.35%      32.29%      15.44%        NA         7.00%
Templeton Global Asset Allocation Fund, Class 2       2/29/00      1.81%      14.57%       4.55%        NA         3.94%

------------------------------------------------------------------------------------------------------------------------------------

Janus
Janus Aspen Series Balanced Portfolio                 8/31/99      6.15%       8.30%       1.80%        NA         3.18%
Janus Aspen Series Capital Appreciation Portfolio     8/31/99     10.97%      15.22%      -0.53%        NA         1.63%
Janus Aspen Series Flexible Income Portfolio          8/31/99      0.28%       2.35%       4.27%        NA         4.38%
Janus Aspen Series Growth Portfolio                   8/31/99      2.53%      10.94%      -6.16%        NA        -4.06%
Janus Aspen Series International Growth Portfolio     8/31/99     30.15%      26.43%       2.15%        NA         6.37%
Janus Aspen Series Worldwide Growth Portfolio         8/31/99      4.09%       9.35%      -6.15%        NA        -2.12%

------------------------------------------------------------------------------------------------------------------------------------

Lazard
Lazard Retirement Equity Portfolio                    2/29/00      1.64%      10.87%       0.37%        NA         2.11%
Lazard Retirement Small Cap Portfolio                 2/29/00      2.25%      15.97%       8.01%        NA        10.08%

------------------------------------------------------------------------------------------------------------------------------------

MFS
MFS Emerging Growth Series                            11/4/96      7.37%      15.18%      -8.31%        NA         3.81%
MFS Investors Trust Series                            11/4/96      5.52%      11.55%      -2.33%        NA         4.26%
MFS Research Series                                   11/4/96      6.00%      13.99%      -3.24%        NA         4.03%
MFS Total Return Series                               11/4/96      1.09%       8.17%       3.03%        NA         6.78%

------------------------------------------------------------------------------------------------------------------------------------

Van Eck Global
Van Eck Worldwide Emerging Markets Fund               11/4/96     29.86%      34.63%      17.60%        NA         4.33%
Van Eck Worldwide Hard Assets Fund                    11/4/96     49.26%      37.48%      17.07%        NA         7.57%

------------------------------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds
Van Kampen Emerging Markets Equity Portfolio          2/29/00     31.69%      32.92%      14.06%        NA         1.77%
Van Kampen International Magnum Portfolio             2/29/00      9.22%      16.48%       0.45%        NA        -1.05%

------------------------------------------------------------------------------------------------------------------------------------

                               FEDERAL TAX STATUS


NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.


     GENERAL. Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. Furthermore, interest only payments made under Annuity Option 1 are also fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by the amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.


     DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.


     On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


     The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.


     OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying Fund assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the owner of a Contract should not be treated as the owner of the underlying Fund assets of the Variable Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent a Contract owners from being treated as the owner of the underlying Fund assets of the Variable Account.


     MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

     PARTIAL 1035 EXCHANGES. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

     CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

     TAX TREATMENT OF ASSIGNMENTS. Any transfer, assignment, or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign, or pledge your Contract.

     If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.


     GIFTING A CONTRACT. If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract`s value above your purchase payments not previously withdrawn. The new Contract owner`s purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


     DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


     Certain death benefits when used with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits in your contract are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract provides death benefits which may exceed the greater of purchase payments or account (contract) value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefits in the Contract comport with the IRA qualification requirements. You should consult your tax advisor regarding these features and benefits before purchasing a Contract.


     INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

     Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of ten years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

     When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

     TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS. Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the

Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


     The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

     WITHDRAWALS -- INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for a payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.


     DELAYED ANNUITY PAYMENTS. Although there is no guidance in the federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for federal tax purposes. If such was to occur, then the income under the contract could become currently taxable to the owner.


     QUALIFIED PLANS. The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.


     A variable annuity contract will not provide any additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.


     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

     On July 6, 1983, the Supreme Court decided in Arizona Governing Committee
v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


     A. TAX-SHELTERED ANNUITIES


     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Loans are not available under the contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


     B. INDIVIDUAL RETIREMENT ANNUITIES


     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


                                    ROTH IRAs

     Section 408A of the Code provides that beginning in 1998, individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.


     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that it has been at least five years since the individual first made a contribution to any Roth IRA, and in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. For purposes of determining whether a distribution from a Roth IRA that is allocable to a rollover from a non-Roth IRA is a qualified distribution, the five-year period begins with the taxable year in which the rollover was made. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.


     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

     Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     A. PENSION AND PROFIT-SHARING PLANS


     Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     B. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER SECTION 457


     Employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which may be deferred in any one year and in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.


     All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 were required to be amended to satisfy the trust and exclusive benefit requirements on or before January 1, 1999, to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.


     In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

              - attains age 70 1/2,

              - has a severance from employment,

              - dies, or

              - suffers an unforeseeable financial emergency as defined in the
                Code.


     TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.


     With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan, if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

     REQUIRED DISTRIBUTIONS. Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.


     The Internal Revenue Service has issued final regulations regarding required minimum distributions from qualified plans. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax advisor to determine that your distributions comply with these new rules.

     TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                            VARIABLE ANNUITY PAYMENTS

ANNUITY UNIT VALUE


     The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Annuity Payments" in the Prospectus.) The Annuity Unit Value for each Subaccount's first Valuation Period was set at $10. The Annuity Unit Value for a Subaccount for each subsequent Valuation Period is equal to (a) multiplied by (b) divided by (c) where:


     (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

     (b) is the Annuity Unit Value for the preceding Valuation Period; and

     (c) is a daily Benchmark Rate of Return factor (for the 3% benchmark rate of return) adjusted for the number of days in the Valuation Period.

     The Benchmark Rate of Return factor is equal to one plus 3%, or 1.03. The annual factor can be translated into a daily factor of 1.00008098.

     The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of several Variable Annuity Payments based on one Subaccount.

     ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

          1.    Annuity Unit Value for immediately preceding Valuation                           10.00000000
                   Period..............................................................
          2.    Net Investment Factor..................................................           1.00036164
          3     Daily factor to compensate for Benchmark Rate of Return of 3%..........           1.00008099
          4.    Adjusted Net Investment Factor (2)/(3).................................           1.00028063
          5.    Annuity Unit Value for current Valuation Period (4)X(1)................          10.00280630

     ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
     (Assuming no premium tax is applicable)


           1.     Number of Accumulation Units at Annuity Date.........................              1,000.00
           2      Accumulation Unit Value..............................................           12.55548000
           3.     Adjusted Contract Value (1)X(2)......................................          $  12,555.48
           4.     First monthly Annuity Payment per $1,000 of adjusted
                     Contract Value....................................................                  9.63
           5.     First monthly Annuity Payment (3)X(4)/1,000..........................           $    120.91
           6.     Annuity Unit Value...................................................           10.00280630
           7.     Number of Annuity Units (5)/(6)......................................           12.08760785
           8.     Assume Annuity Unit value for second month equal to..................           10.04000000
           9.     Second Monthly Annuity Payment (7)X(8)...............................           $    121.36
           10.    Assume Annuity Unit Value for third month equal to...................           10.05000000
           11.    Third Monthly Annuity Payment (7)X(10)...............................           $    121.48

                                 VALUATION DAYS

As defined in the prospectus, for each Subaccount a Valuation Day is each day on which the New York Stock Exchange is open for business.

                          DISTRIBUTION OF THE CONTRACTS


CNA Investor Services, Inc. ("CNA/ISI" or "Distributor") is principal underwriter and distributor for the Contracts. The Contracts are no longer offered for sale. However, VFL continues to accept new purchase payments on, and process transactions for, existing Contracts.

The Sales Compensation paid with respect to the Contracts in years 2005 and 2004 was approximately $116,380 and $128,965, respectively.


CNA/ISI passes through commissions it receives from VFL to selling firms for additional purchase payments VFL received on their sales and does not retain any portion of it in return for its services as distributor for the Contracts.



                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts. The financial statements of the Variable Account are also included herein.

VALLEY FORGE LIFE INSURANCE COMPANY


VARIABLE ANNUITY SEPARATE ACCOUNT



Years ended December 31, 2005 and 2004
with Report of Independent Registered Public Accounting Firm

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account


                                December 31, 2005






                                    CONTENTS

Report of Independent Registered Public Accounting Firm..................     2

Audited Financial Statements

Statements of Assets and Liabilities.....................................   3-5
Statements of Operations.................................................   6-8
Statements of Changes in Net Assets......................................  9-15
Notes to Financial Statements............................................ 16-25

             Report of Independent Registered Public Accounting Firm


To the Board of Directors of Valley Forge Life Insurance Company and the Contractholders of Valley Forge Life Insurance Company Variable Annuity Separate
Account:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts which comprise Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account") at December 31, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion. The financial highlights of the Variable Account for each of the three years in the period ended December 31, 2003, were audited by another independent registered public accounting firm whose report, dated March 25, 2004, expressed an unqualified opinion on those statements.



/s/ PricewaterhouseCoopers LLP

New York, New York
April 27, 2006

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                      Statements of Assets and Liabilities

                             as of December 31, 2005

                                 ---------------------------------------------------------------------------------------------------

                                                                                     Alger American     American        American
                                                   Alger American  Alger American       Small         Century VP      Century VP
                                   Alger American  MidCap Growth  Leveraged AllCap  Capitalization  Income & Growth      Value
                                  Growth Portfolio   Portfolio       Portfolio        Portfolio          Fund            Fund
                                 ---------------------------------------------------------------------------------------------------
Assets:
     Investments, at market value  $  13,243,279   $   18,877,376  $   2,198,991    $  5,523,046      $  2,671,925    $  10,525,355
                                 ---------------------------------------------------------------------------------------------------
          Total Assets                13,243,279       18,877,376      2,198,991       5,523,046         2,671,925       10,525,355
                                 ---------------------------------------------------------------------------------------------------
Liabilities                                    -                -              -               -                 -                -
                                 ---------------------------------------------------------------------------------------------------
          Total Liabilities                    -                -              -               -                 -                -
                                 ---------------------------------------------------------------------------------------------------

Net Assets                         $  13,243,279   $   18,877,376  $   2,198,991    $  5,523,046      $  2,671,925    $  10,525,355
                                 ===================================================================================================

     Units outstanding *                 733,371          796,406        335,939         456,406           262,775          540,898
     Unit value (accumulation)     $       18.06   $        23.70  $        6.55    $      12.10      $      10.17    $       19.46

Supplemental  information:
     Investments, at cost          $  12,953,774   $   14,760,554  $   1,720,032    $  3,878,753      $  2,177,618    $  10,147,083
                                 ===================================================================================================

     Shares held                         337,408          861,981         63,226         233,237           355,782        1,283,580
                                 ===================================================================================================

                                 ---------------------------------------------------------------------------------------------------

                                                      Alliance
                                     Alliance         Bernstein      Federated        Federated        Federated
                                     Bernstein        Large Cap       Capital           High             Prime         Fidelity VIP
                                  Growth & Income     Growth          Income         Income Bond         Money        Asset Manager
                                     Portfolio       Portfolio        Fund II          Fund II          Fund II         Portfolio
                                 ---------------------------------------------------------------------------------------------------
Assets:
     Investments, at market value  $  12,781,375   $    4,670,161  $   2,352,930    $  6,766,835      $ 13,698,126    $   4,880,711
                                 ---------------------------------------------------------------------------------------------------
          Total Assets                12,781,375        4,670,161      2,352,930       6,766,835        13,698,126        4,880,711
                                 ---------------------------------------------------------------------------------------------------

Liabilities                                    -                -              -               -                 -                -
                                 ---------------------------------------------------------------------------------------------------
          Total Liabilities                    -                -              -               -                 -                -
                                 ---------------------------------------------------------------------------------------------------

Net Assets                         $  12,781,375   $    4,670,161  $   2,352,930    $  6,766,835      $ 13,698,126    $   4,880,711
                                 ===================================================================================================

     Units outstanding *                 920,499          660,585        206,315         480,577         1,196,628          319,573
     Unit value (accumulation)     $       13.89   $         7.07  $       11.40    $      14.08      $      11.45    $       15.27

Supplemental  information:
     Investments, at cost          $  10,714,489   $    3,747,192  $   2,231,976    $  6,433,709      $ 13,698,125    $   4,407,912
                                 ===================================================================================================

     Shares held                         518,514          175,967        263,191         874,268        13,698,125          324,515
                                 ===================================================================================================

                                 ---------------------------------------------------------------------------------------------------

                                                      Fidelity                       First Eagle       Janus Aspen      Janus Aspen
                                    Fidelity VIP     VIP Equity-    Fidelity VIP      Overseas          Balanced           Forty
                                     Contrafund        Income        Index 500        Variable          Portfolio        Portfolio
                                     Portfolio        Portfolio      Portfolio          Fund              (IS)              (IS)
                                 ---------------------------------------------------------------------------------------------------
Assets:
     Investments, at market value  $  19,688,148   $   12,678,431  $  20,040,982    $ 14,749,933      $ 15,053,567    $  11,556,055
                                 ---------------------------------------------------------------------------------------------------
          Total Assets                19,688,148       12,678,431     20,040,982      14,749,933        15,053,567       11,556,055
                                 ---------------------------------------------------------------------------------------------------

Liabilities                                    -                -              -               -                 -                -
                                 ---------------------------------------------------------------------------------------------------
          Total Liabilities                    -                -              -               -                 -                -
                                 ---------------------------------------------------------------------------------------------------

Net Assets                         $  19,688,148   $   12,678,431  $  20,040,982    $ 14,749,933      $ 15,053,567    $  11,556,055
                                 ===================================================================================================

     Units outstanding *                 819,274          686,668      1,144,932         371,538         1,210,821        1,022,843
     Unit value (accumulation)     $       24.03   $        18.46  $       17.50    $      39.70      $      12.43    $       11.30

Supplemental  information:
     Investments, at cost          $  13,507,725   $   11,380,953  $  16,801,583    $ 10,319,968      $ 13,140,795    $   9,068,870
                                 ===================================================================================================

    Shares held                          634,488          497,385        141,254         484,081           584,832          417,487
                                 ===================================================================================================


* Units outstanding rounded to nearest whole unit.

                 See accompanying Notes to Financial Statements.

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                      Statements of Assets and Liabilities

                             as of December 31, 2005

                                 ---------------------------------------------------------------------------------------------------

                                    Janus Aspen      Janus Aspen    Janus Aspen     Janus Aspen
                                     Flexible         Large Cap    International     Worldwide        Janus Aspen      Janus Aspen
                                        Bond           Growth         Growth          Growth           Balanced           Forty
                                     Portfolio        Portfolio      Portfolio       Portfolio         Portfolio        Portfolio
                                        (IS)            (IS)           (IS)             (IS)              (SS)             (SS)
                                 ---------------------------------------------------------------------------------------------------
Assets:
     Investments, at market value  $   8,450,634   $    7,793,845  $   8,259,554    $  7,097,357      $    199,825    $       1,781
                                 ---------------------------------------------------------------------------------------------------
          Total Assets                 8,450,634        7,793,845      8,259,554       7,097,357           199,825            1,781
                                 ---------------------------------------------------------------------------------------------------

Liabilities                                    -                -              -               -                 -                -
                                 ---------------------------------------------------------------------------------------------------
          Total Liabilities                    -                -              -               -                 -                -
                                 ---------------------------------------------------------------------------------------------------

Net Assets                         $   8,450,634   $    7,793,845  $   8,259,554    $  7,097,357      $    199,825    $       1,781
                                 ===================================================================================================

     Units outstanding *                 631,561          992,092        547,919         796,307            17,502              157
     Unit value (accumulation)     $       13.38   $         7.86  $       15.07    $       8.91      $      11.42    $       11.35

Supplemental  information:
     Investments, at cost          $   9,140,367   $    7,169,478  $   5,418,722    $  6,487,013      $    170,528    $       1,419
                                 ===================================================================================================

     Shares held                         743,894          373,627        232,467         253,840             7,507               65
                                 ===================================================================================================

                                 ---------------------------------------------------------------------------------------------------

                                    Janus Aspen      Janus Aspen
                                   International      Worldwide       Lazard           Lazard           MFS/VIT          MFS/VIT
                                      Growth           Growth       Retirement       Retirement         Emerging        Investors
                                     Portfolio        Portfolio       Equity          Small Cap          Growth           Trust
                                        (SS)             (SS)        Portfolio        Portfolio          Series           Series
                                 ---------------------------------------------------------------------------------------------------
Assets:
     Investments, at market value  $       2,609   $        2,211  $   1,173,726    $  5,530,156      $  8,913,939    $   3,929,843
                                 ---------------------------------------------------------------------------------------------------
          Total Assets                     2,609            2,211      1,173,726       5,530,156         8,913,939        3,929,843
                                 ---------------------------------------------------------------------------------------------------

Liabilities                                    -                -              -               -                 -                -
                                 ---------------------------------------------------------------------------------------------------
          Total Liabilities                    -                -              -               -                 -                -
                                 ---------------------------------------------------------------------------------------------------

Net Assets                         $       2,609   $        2,211  $   1,173,726    $  5,530,156      $  8,913,939    $   3,929,843
                                 ===================================================================================================

     Units outstanding *                     196              260        101,991         310,435           615,708          260,948
     Unit value (accumulation)     $       13.31   $         8.50  $       11.51    $      17.81      $      14.48    $       15.06

Supplemental  information:
     Investments, at cost          $       2,598   $        1,886  $     986,709    $  4,650,552      $  8,992,705    $   3,350,011
                                 ===================================================================================================

     Shares held                              74               80        106,509         339,066           465,967          203,724
                                 ===================================================================================================

                                 ---------------------------------------------------------------------------------------------------

                                                                    Templeton        Templeton         Van Eck
                                                      MFS/VIT       Developing         Global          Worldwide        Van Eck
                                       MFS/VIT         Total          Markets          Asset           Emerging         Worldwide
                                      Research         Return       Securities       Allocation         Markets        Hard Assets
                                       Series          Series          Fund            Fund               Fund            Fund
                                 ---------------------------------------------------------------------------------------------------
Assets:
     Investments, at market value  $   4,240,234   $   14,102,182  $   1,932,988    $  2,103,885      $  1,790,573    $  2,063,157
                                 ---------------------------------------------------------------------------------------------------
          Total Assets                 4,240,234       14,102,182      1,932,988       2,103,885         1,790,573       2,063,157
                                 ---------------------------------------------------------------------------------------------------

Liabilities                                    -                -              -               -                 -               -
                                 ---------------------------------------------------------------------------------------------------
          Total Liabilities                    -                -              -               -                 -               -
                                 ---------------------------------------------------------------------------------------------------

Net Assets                         $   4,240,234   $   14,102,182  $   1,932,988    $  2,103,885      $  1,790,573    $  2,063,157
                                 ===================================================================================================

     Units outstanding *                 287,271          752,755        127,977         164,900           118,378         103,825
     Unit value (accumulation)     $       14.76   $        18.73  $       15.10    $      12.76      $      15.13    $      19.87

Supplemental  information:
     Investments, at cost          $   3,482,303   $   12,406,148  $   1,308,447    $  1,844,130      $  1,088,962    $  1,334,687
                                 ===================================================================================================

     Shares held                         258,393          681,594        177,338        100,761            89,933          74,375
                                 ===================================================================================================

* Units outstanding rounded to nearest whole unit.

                 See accompanying Notes to Financial Statements.

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                      Statements of Assets and Liabilities

                             as of December 31, 2005


                                 ----------------------------------
                                    Van Kampen
                                     Emerging        Van Kampen
                                      Markets       International
                                      Equity           Magnum
                                     Portfolio        Portfolio
                                 ----------------------------------
Assets:
     Investments, at market value  $     689,554   $      525,420
                                 ----------------------------------
          Total Assets                   689,554          525,420
                                 ----------------------------------

Liabilities                                    -                -
                                 ----------------------------------
          Total Liabilities                    -                -
                                 ----------------------------------

Net Assets                         $     689,554   $      525,420
                                 ==================================

     Units outstanding *                  60,552           54,840
     Unit value (accumulation)     $       11.39   $         9.58

Supplemental  information:
     Investments, at cost          $     495,413   $      406,614
                                 ==================================

     Shares held                          46,813           42,441
                                 ==================================


* Units outstanding rounded to nearest whole unit.


                See accompanying Notes to Financial Statements.

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                            Statements of Operations

                      For the year ended December 31, 2005


                                 ---------------------------------------------------------------------------------------------------

                                                       Alger          Alger            Alger            American
                                      Alger           American       American         American           Century         American
                                     American          MidCap        Leveraged          Small          VP Income &        Century
                                      Growth           Growth          AllCap      Capitalization        Growth          VP Value
                                     Portfolio        Portfolio      Portfolio        Portfolio           Fund             Fund
                                 ---------------------------------------------------------------------------------------------------
Investment income:
     Dividend income               $      37,455   $            -  $           -    $          -      $     58,299    $     111,585
                                 ---------------------------------------------------------------------------------------------------
          Total Investment Income         37,455                -              -               -            58,299          111,585
                                 ---------------------------------------------------------------------------------------------------

Expenses:
     Mortality, expense risk and
      administrative charges             216,395          319,906         33,777          86,779            39,522          168,741
                                 ---------------------------------------------------------------------------------------------------
          Total Expenses                 216,395          319,906         33,777          86,779            39,522          168,741
                                 ---------------------------------------------------------------------------------------------------
               Net investment
                income (loss)      $    (178,940)  $     (319,906) $     (33,777)   $    (86,779)     $     18,777    $     (57,156)
                                 ---------------------------------------------------------------------------------------------------

Realized and unrealized gains
 (losses) on investments:
     Net realized gains (losses)   $  (2,542,291)  $      995,349  $      33,054    $     92,530      $    106,607    $     954,378
     Realized gain distributions               -          905,602              -               -                 -        1,291,071
     Net unrealized gains (losses)     4,093,679           25,570        269,891         822,130           (41,395)      (1,830,910)
                                 ---------------------------------------------------------------------------------------------------
          Net realized and
           unrealized investment
           gains (losses)              1,551,388        1,926,521        302,945         914,660            65,212          414,539
                                 ---------------------------------------------------------------------------------------------------
               Net increase
                (decrease) in net
                assets resulting
                from operations    $   1,372,448   $    1,606,615  $     269,168    $    827,881      $     83,989    $     357,383
                                 ===================================================================================================


                                 ---------------------------------------------------------------------------------------------------

                                     Alliance        Alliance
                                     Bernstein       Bernstein       Federated       Federated         Federated
                                      Growth &       Large Cap        Capital           High             Prime         Fidelity VIP
                                       Income         Growth          Income        Income Bond          Money        Asset Manager
                                     Portfolio       Portfolio        Fund II         Fund II           Fund II         Portfolio
                                 ---------------------------------------------------------------------------------------------------

Investment income:
     Dividend income               $     191,630   $            -  $     152,371    $    702,347      $    381,569  $       180,116
                                 ---------------------------------------------------------------------------------------------------
          Total Investment Income        191,630                -        152,371         702,347           381,569          180,116
                                 ---------------------------------------------------------------------------------------------------

Expenses:
     Mortality, expense risk and
      administrative charges             210,416           69,141         37,459         112,138           202,327           84,209
                                 ---------------------------------------------------------------------------------------------------
          Total Expenses                 210,416           69,141         37,459         112,138           202,327           84,209
                                 ---------------------------------------------------------------------------------------------------
               Net investment
                income (loss)      $     (18,786)  $      (69,141) $     114,912    $    590,209      $    179,242  $        95,907
                                 ---------------------------------------------------------------------------------------------------

Realized and unrealized gains
 (losses) on investments:
     Net realized gains (losses)   $     531,345   $     (126,109) $    (381,953)   $    282,239      $          -  $       (73,341)
     Realized gain distributions               -                -              -               -                 -            2,309
     Net unrealized gains (losses)       (93,625)         789,786        381,209        (803,935)                -           86,387
                                 ---------------------------------------------------------------------------------------------------

          Net realized and
           unrealized investment
           gains (losses)                437,720          663,677           (744)       (521,696)                -           15,355
                                 ---------------------------------------------------------------------------------------------------

               Net increase
                (decrease) in net
                assets resulting
                from operations    $     418,934   $      594,536  $     114,168   $      68,513      $    179,242  $       111,262
                                 ===================================================================================================


                                 ---------------------------------------------------------------------------------------------------

                                                    Fidelity VIP    Fidelity VIP    First Eagle       Janus Aspen     Janus Aspen
                                    Fidelity VIP      Equity-          Index         Overseas          Balanced          Forty
                                     Contrafund       Income            500          Variable          Portfolio       Portfolio
                                     Portfolio       Portfolio       Portfolio          Fund               (IS)            (IS)
                                 ---------------------------------------------------------------------------------------------------
Investment income:
     Dividend income               $      65,886   $      266,208  $     528,308    $    317,475      $    370,549    $      26,594
                                 ---------------------------------------------------------------------------------------------------
          Total Investment Income         65,886          266,208        528,308         317,475           370,549           26,594
                                 ---------------------------------------------------------------------------------------------------

Expenses:
     Mortality, expense risk and
      administrative charges             293,281          205,680        360,508         217,576           247,753          194,253
                                 ---------------------------------------------------------------------------------------------------
          Total Expenses                 293,281          205,680        360,508         217,576           247,753          194,253
                                 ---------------------------------------------------------------------------------------------------
               Net investment
                income (loss)      $    (227,395)  $       60,528  $     167,800    $     99,899      $    122,796    $    (167,659)
                                 ---------------------------------------------------------------------------------------------------

Realized and unrealized gains
 (losses) on investments:
     Net realized gains (losses)   $   1,201,545   $    1,754,943  $   3,595,029    $  2,657,782      $    256,281    $      83,639
     Realized gain distributions           4,118          584,998              -         995,549                 -                -
     Net unrealized gains (losses)     1,945,761       (1,872,497)    (3,134,877)       (978,510)          606,806        1,474,814
                                 ---------------------------------------------------------------------------------------------------

          Net realized and
           unrealized investment
           gains (losses)              3,151,424          467,444        460,152       2,674,821           863,087        1,558,453
                                 ---------------------------------------------------------------------------------------------------

               Net increase
                (decrease) in net
                assets resulting
                from operations    $   2,924,029   $      527,972  $     627,952    $  2,774,720      $    985,883    $   1,390,794
                                 ===================================================================================================




                 See accompanying Notes to Financial Statements.

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                            Statements of Operations

                      For the year ended December 31, 2005


                                 ---------------------------------------------------------------------------------------------------

                                    Janus Aspen      Janus Aspen    Janus Aspen     Janus Aspen
                                     Flexible         Large Cap    International     Worldwide        Janus Aspen      Janus Aspen
                                        Bond           Growth         Growth          Growth           Balanced           Forty
                                     Portfolio        Portfolio      Portfolio       Portfolio         Portfolio        Portfolio
                                        (IS)            (IS)           (IS)             (IS)              (SS)             (SS)
                                 ---------------------------------------------------------------------------------------------------
Investment income:
     Dividend income               $     464,337   $       29,178  $      97,657    $    107,027      $      3,984    $           0
                                 ---------------------------------------------------------------------------------------------------
          TOTAL INVESTMENT INCOME        464,337           29,178         97,657         107,027             3,984                0
                                 ---------------------------------------------------------------------------------------------------

Expenses:
                                 ---------------------------------------------------------------------------------------------------
     Mortality, expense risk and
      administrative charges             143,402          129,780        118,226         117,842             2,678               24
                                 ---------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           143,402          129,780        118,226         117,842             2,678               24
                                 ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)       $     320,935   $     (100,602) $     (20,569)   $    (10,815)     $      1,306    $         (24)
                                 ---------------------------------------------------------------------------------------------------

Realized and unrealized gains
 (losses) on investments:
     Net realized gains (losses)   $     (27,402)  $      484,601  $     677,237    $     57,581      $        606    $           4
     Realized gain distributions         354,167                -              -               -                 -                -
     Net unrealized gains (losses)      (596,602)        (215,181)     1,582,924         230,629             9,687              196
                                 ---------------------------------------------------------------------------------------------------

          NET REALIZED AND
           UNREALIZED INVESTMENT
           GAINS (LOSSES)               (269,837)         269,420      2,260,161         288,210            10,293              200
                                 ---------------------------------------------------------------------------------------------------

               Net increase
                (decrease) in net
                assets resulting
                from operations    $      51,098   $      168,818  $   2,239,592    $    277,395      $     11,599    $         176
                                 ===================================================================================================


                                 ---------------------------------------------------------------------------------------------------

                                    Janus Aspen      Janus Aspen
                                   International      Worldwide       Lazard           Lazard           MFS/VIT          MFS/VIT
                                      Growth           Growth       Retirement       Retirement         Emerging        Investors
                                     Portfolio        Portfolio       Equity          Small Cap          Growth           Trust
                                        (SS)             (SS)        Portfolio        Portfolio          Series           Series
                                 ---------------------------------------------------------------------------------------------------
Investment income:
     Dividend income               $           9   $           26  $      10,868    $          -      $          -    $      24,880
                                 ---------------------------------------------------------------------------------------------------
          Total Investment Income              9               26         10,868               -                 -           24,880
                                 ---------------------------------------------------------------------------------------------------

Expenses:
     Mortality, expense risk and
      administrative charges                   1               30         20,924          90,331           140,425           61,040
                                 ---------------------------------------------------------------------------------------------------
          Total Expenses                       1               30         20,924          90,331           140,425           61,040
                                 ---------------------------------------------------------------------------------------------------
               Net investment
                income (loss)      $           8   $           (4) $     (10,056)   $    (90,331)     $   (140,425)   $     (36,160)
                                 ---------------------------------------------------------------------------------------------------

Realized and unrealized gains
 (losses) on investments:
     Net realized gains (losses)   $           -   $            4  $      41,084    $    438,818      $ (1,865,158)   $     (88,449)
     Realized gain distributions               -                -              -         457,592                 -                -
     Net unrealized gains (losses)            11               88         (8,681)       (659,827)        2,638,928          345,282
                                 ---------------------------------------------------------------------------------------------------

          Net realized and
           unrealized investment
           gains (losses)                     11               92         32,403         236,583           773,770          256,833
                                 ---------------------------------------------------------------------------------------------------

               Net increase
                (decrease) in net
                assets resulting
                from operations    $          19   $           88  $      22,347    $    146,252      $    633,345    $     220,673
                                 ===================================================================================================



                                 ---------------------------------------------------------------------------------------------------
                                                                    Templeton        Templeton         Van Eck
                                                      MFS/VIT       Developing         Global          Worldwide        Van Eck
                                       MFS/VIT         Total          Markets          Asset           Emerging         Worldwide
                                      Research         Return       Securities       Allocation         Markets        Hard Assets
                                       Series          Series          Fund            Fund               Fund            Fund
                                 ---------------------------------------------------------------------------------------------------
Investment income:
     Dividend income               $      23,044   $      338,980  $      23,172    $     81,939      $     13,254    $       4,733
                                 ---------------------------------------------------------------------------------------------------
          Total Investment Income         23,044          338,980         23,172          81,939            13,254            4,733
                                 ---------------------------------------------------------------------------------------------------

Expenses:
          Mortality, expense risk
           and administrative charges     66,293          231,502         24,897          31,350             22,998          23,689
                                 ---------------------------------------------------------------------------------------------------
          Total Expenses                  66,293          231,502         24,897          31,350             22,998          23,689
                                 ---------------------------------------------------------------------------------------------------
               Net investment
                income (loss)      $     (43,249)  $      107,478  $      (1,725)   $     50,589      $      (9,744) $      (18,956)
                                 ---------------------------------------------------------------------------------------------------

Realized and unrealized gains
 (losses) on investments:
     Net realized gains (losses)   $     151,150   $    1,003,556  $     211,144    $    193,260      $    229,528  $       200,852
     Realized gain distributions               -          664,570              -               -                 -                -
     Net unrealized gains (losses)       153,969       (1,564,045)       204,055        (202,652)          218,876          514,783
                                 ---------------------------------------------------------------------------------------------------

          Net realized and
           unrealized investment
           gains (losses)                305,119          104,081        415,199          (9,392)          448,404          715,635
                                 ---------------------------------------------------------------------------------------------------
               Net increase
                (decrease) in net
                assets resulting
                from operations    $     261,870   $      211,559  $     413,474    $     41,197      $    438,660  $       696,679
                                 ===================================================================================================




              See accompanying Notes to Financial Statements.

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                            Statements of Operations

                      For the year ended December 31, 2005


                                 ----------------------------------
                                    Van Kampen
                                     Emerging        Van Kampen
                                      Markets       International
                                      Equity           Magnum
                                     Portfolio        Portfolio
                                 ----------------------------------
Investment income:
     Dividend income               $       2,369   $       10,091
                                 ----------------------------------
          Total Investment Income          2,369           10,091
                                 ----------------------------------

Expenses:
     Mortality, expense risk and
      administrative charges               8,502           11,314
                                 ----------------------------------
          Total Expenses                   8,502           11,314
                                 ----------------------------------

Net investment income (loss)       $      (6,133)  $       (1,223)
                                 ----------------------------------

Realized and unrealized gains
 (losses) on investments:
     Net realized gains (losses)   $     110,696   $      137,262
     Realized gain distributions               -                -
     Net unrealized gains (losses)        71,075          (61,433)
                                 ----------------------------------

          Net realized and
           unrealized investment
           gains (losses)                181,771           75,829
                                 ----------------------------------

               Net increase
                (decrease) in net
                assets resulting
                from operations    $     175,638   $       74,606
                                 ==================================










              See accompanying Notes to Financial Statements.

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2005 and 2004

                                 ---------------------------------------------------------------------------------------------------

                                                                                     Alger American     American        American
                                                   Alger American  Alger American       Small         Century VP      Century VP
                                   Alger American  MidCap Growth  Leveraged AllCap  Capitalization  Income & Growth      Value
                                  Growth Portfolio   Portfolio       Portfolio        Portfolio          Fund            Fund
                                 ---------------------------------------------------------------------------------------------------
For the year ended December 31,
2005
Increase (decrease) in net
 assets from operations:
     Net investment income (loss)  $    (178,940)  $     (319,906) $     (33,777)   $    (86,779)     $     18,777    $     (57,156)
     Realized gains (losses)          (2,542,291)         995,349         33,054          92,530           106,607          954,378
     Realized gain distributions               -          905,602              -               -                 -        1,291,071
     Unrealized gains (losses)         4,093,679           25,570        269,891         822,130          (41,395)       (1,830,910)
                                 ---------------------------------------------------------------------------------------------------
          Net increase (decrease)
           in net assets resulting
           from operations         $   1,372,448   $    1,606,615  $     269,168    $    827,881      $    83,989     $     357,383
                                 ---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from contract transactions:
     Net premiums/deposits         $      15,194   $       18,021  $       2,369    $     11,292      $        423    $      10,593
     Death Benefits                     (414,347)        (375,323)       (20,061)       (107,716)         (100,064)        (113,321)
     Surrenders                       (4,805,860)      (7,647,126)      (528,051)     (1,883,560)         (365,203)      (3,561,708)
     Withdrawals                         (14,450)             902            117          (1,024)             (166)             (22)
     Net transfers in (out) of
      subaccounts / fixed
      accounts - Note 1               (1,263,265)        (976,037)      (254,109)       (383,137)           31,659         (163,002)
     Policy fees / cost of
      insurance                           (9,932)         (10,284)        (1,269)         (3,118)             (968)          (4,182)
                                 ---------------------------------------------------------------------------------------------------
          Net increase (decrease)
           in net assets resulting
           from contract
           transactions               (6,492,660)      (8,989,847)      (801,004)     (2,367,263)         (434,319)      (3,831,642)
                                 ---------------------------------------------------------------------------------------------------
     Total increase (decrease)
      in net assets                   (5,120,212)      (7,383,232)      (531,836)     (1,539,382)         (350,330)      (3,474,259)
     Net assets at beginning of
      period                       $  18,363,491   $   26,260,608  $   2,730,827    $  7,062,428      $  3,022,255    $  13,999,614
                                 ---------------------------------------------------------------------------------------------------

               Net assets at end
                of period          $  13,243,279   $   18,877,376  $   2,198,991    $  5,523,046      $  2,671,925    $  10,525,355
                                 ===================================================================================================



For the year ended December 31,
2004
Increase (decrease) in net
 assets from operations:
     Net investment income (loss)  $    (281,166)  $     (368,344) $     (40,756)   $    (97,367)     $      4,292    $     (55,997)
     Realized gains (losses)          (3,967,522)      (1,074,601)      (197,231)       (739,191)          (16,485)       1,844,510
     Realized gain distributions               -                -              -               -                 -          102,414
     Unrealized gains (losses)         4,872,318        4,162,237        404,145       1,783,187           327,433         (259,141)
                                 ---------------------------------------------------------------------------------------------------
          Net increase (decrease)
           in net assets resulting
           from operations         $     623,630   $    2,719,292  $     166,158    $    946,629      $    315,240    $   1,631,786
                                 ---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from contract transactions:
     Net premiums/deposits         $      22,584   $       23,091  $       5,313    $     19,958      $        603    $      12,424
     Death Benefits                     (355,028)        (725,681)       (11,671)        (59,425)         (324,210)        (280,933)
     Surrenders                       (3,396,846)      (3,607,144)      (435,647)       (726,051)         (385,716)      (1,849,957)
     Withdrawals                           1,805           (2,789)          (272)            446             1,544              133
     Net transfers in (out) of
      subaccounts / fixed
      accounts - Note 1               (1,022,681)         418,267       (307,263)       (346,184)          170,234          691,103
     Policy fees / cost of
      insurance                          (12,470)         (11,985)        (1,588)         (3,693)           (1,032)          (4,505)
                                 ---------------------------------------------------------------------------------------------------
          Net increase (decrease)
           in net assets resulting
           from contract
           transactions               (4,762,636)      (3,906,241)      (751,128)     (1,114,949)         (538,577)      (1,431,735)
                                 ---------------------------------------------------------------------------------------------------
     Total increase (decrease)
      in net assets                   (4,139,006)     (1,186,949)       (584,970)       (168,320)         (223,337)         200,051
     Net assets at beginning of
      period                       $  22,502,497   $   27,447,557  $   3,315,797    $  7,230,748      $  3,245,592    $  13,799,563
                                 ---------------------------------------------------------------------------------------------------
               Net assets at end
                of period          $  18,363,491   $   26,260,608  $   2,730,827    $  7,062,428      $  3,022,255    $  13,999,614
                                 ===================================================================================================



                 See accompanying Notes to Financial Statements.

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2005 and 2004


                                 ---------------------------------------------------------------------------------------------------

                                                      Alliance
                                     Alliance         Bernstein      Federated        Federated        Federated
                                     Bernstein        Large Cap       Capital           High             Prime         Fidelity VIP
                                   Growth & Income     Growth          Income         Income Bond         Money        Asset Manager
                                     Portfolio       Portfolio        Fund II          Fund II          Fund II         Portfolio
                                 ---------------------------------------------------------------------------------------------------
For the year ended December 31,
2005
Increase (decrease) in net
 assets from operations:
     Net investment income (loss)  $     (18,786)  $      (69,141) $     114,912    $    590,209      $    179,242    $      95,907
     Realized gains (losses)             531,345         (126,109)      (381,953)        282,239                 -          (73,341)
     Realized gain distributions               -                -              -               -                 -            2,309
     Unrealized gains (losses)           (93,625)         789,786        381,209        (803,935)                -           86,387
                                 ---------------------------------------------------------------------------------------------------
          Net increase (decrease)
           in net assets resulting
           from operations         $     418,934   $      594,536  $     114,168    $     68,513      $    179,242    $     111,262
                                 ---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from contract transactions:
     Net premiums/deposits         $      28,074   $       14,496  $       2,270    $     13,332      $      6,878    $      10,696
     Death Benefits                     (259,549)         (65,879)      (123,462)       (137,265)         (299,827)         (65,851)
     Surrenders                       (3,669,365)        (957,440)      (816,554)     (1,918,274)       (9,128,403)      (1,779,377)
     Withdrawals                              22              185            (26)              9               (15)             412
     Net transfers in (out) of
      subaccounts / fixed
      accounts - Note 1                 (626,880)        (403,693)        (3,279)       (362,770)        8,396,679         (516,490)
     Policy fees / cost of
      insurance                           (4,820)          (1,851)        (1,045)         (2,302)           (4,841)          (2,290)
                                 ---------------------------------------------------------------------------------------------------
          Net increase (decrease)
           in net assets resulting
          from contract
           transactions               (4,532,518)      (1,414,182)      (942,096)     (2,407,270)       (1,029,529)      (2,352,900)
                                 ---------------------------------------------------------------------------------------------------
     Total increase (decrease)
      in net assets                   (4,113,584)        (819,646)      (827,928)     (2,338,757)         (850,287)      (2,241,638)
     Net assets at beginning of
      period                       $  16,894,959   $    5,489,807  $   3,180,858    $  9,105,592      $ 14,548,413    $   7,122,349
                                 ---------------------------------------------------------------------------------------------------
               Net assets at end
                of period          $  12,781,375   $    4,670,161  $   2,352,930    $  6,766,835      $ 13,698,126    $   4,880,711
                                 ===================================================================================================



For the year ended December 31,
2004
Increase (decrease) in net
 assets from operations:
     Net investment income (loss)  $    (115,085)  $      (77,440) $     104,378    $    547,814      $   (124,989)   $      91,535
     Realized gains (losses)            (306,224)        (395,501)      (344,866)        160,670                 -         (220,652)
     Realized gain distributions               -                -              -               -                 -                -
     Unrealized gains (losses)         1,941,455          810,333        493,453          67,626                 -          401,048
                                 ---------------------------------------------------------------------------------------------------
          Net increase (decrease)
           in net assets resulting
           from operations         $   1,520,146   $      337,392  $     252,965    $    776,110      $   (124,989)   $     271,931
                                 ---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from contract transactions:
     Net premiums/deposits         $      32,872   $       22,406  $       5,010    $     10,207      $     19,378    $      15,463
     Death Benefits                     (244,943)         (29,593)      (200,704)        (70,097)         (677,317)        (123,221)
     Surrenders                       (2,473,260)        (398,767)      (392,000)     (1,280,219)       (8,110,758)        (986,959)
     Withdrawals                          (1,526)             151            683           1,465              (658)          (1,544)
     Net transfers in (out) of
      subaccounts / fixed
      accounts - Note 1                  (97,452)          33,004        (39,194)         (72,165)       2,221,724          539,580
     Policy fees / cost of
      insurance                           (5,707)          (2,243)        (1,261)          (2,678)          (7,291)          (2,883)
                                 ---------------------------------------------------------------------------------------------------
          Net increase (decrease)
           in net assets resulting
           from contract
           transactions               (2,790,016)        (375,042)      (627,466)     (1,413,487)       (6,554,922)        (559,564)
                                 ---------------------------------------------------------------------------------------------------
     Total increase (decrease)
      in net assets                   (1,269,870)         (37,650)      (374,501)       (637,377)       (6,679,911)        (287,633)
     Net assets at beginning
      of period                    $  18,164,829   $    5,527,457  $   3,555,359    $  9,742,969      $ 21,228,324    $   7,409,982
                                 ---------------------------------------------------------------------------------------------------
               Net assets at end
                of period          $  16,894,959   $    5,489,807  $   3,180,858    $  9,105,592      $ 14,548,413    $   7,122,349
                                 ===================================================================================================



                 See accompanying Notes to Financial Statements.

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2005 and 2004


                                 ---------------------------------------------------------------------------------------------------

                                                      Fidelity                       First Eagle       Janus Aspen      Janus Aspen
                                    Fidelity VIP     VIP Equity-    Fidelity VIP      Overseas          Balanced           Forty
                                     Contrafund        Income        Index 500        Variable          Portfolio        Portfolio
                                     Portfolio        Portfolio      Portfolio          Fund              (IS)              (IS)
                                 ---------------------------------------------------------------------------------------------------
For the year ended December 31,
2005
Increase (decrease) in net
 assets from operations:
     Net investment income (loss)  $    (227,395)  $       60,528  $     167,800    $     99,899      $    122,796    $    (167,659)
     Realized gains (losses)           1,201,545        1,754,943      3,595,029       2,657,782           256,281           83,639
     Realized gain distributions           4,118          584,998              -         995,549                 -                -
     Unrealized gains (losses)         1,945,761       (1,872,497)    (3,134,877)       (978,510)          606,806        1,474,814
                                 ---------------------------------------------------------------------------------------------------
          Net increase (decrease)
           in net assets resulting
           from operations         $   2,924,029   $      527,972  $     627,952    $  2,774,720      $    985,883    $   1,390,794
                                 ---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from contract transactions:
     Net premiums/deposits         $      26,909   $       18,276  $      27,103    $     29,730      $     29,509    $      25,436
     Death Benefits                     (185,751)        (177,491)      (400,255)        (93,928)         (499,928)        (268,862)
     Surrenders                       (5,941,985)      (4,389,754)    (9,367,271)     (4,674,856)       (5,657,826)      (4,314,964)
     Withdrawals                            (177)             229              1          (1,737)           (2,332)          (1,028)
     Net transfers in (out) of
      subaccounts / fixed
      accounts - Note 1                  611,320         (611,316)    (2,177,734)        777,147          (843,286)      (1,542,371)
     Policy fees / cost of
      insurance                          (11,600)          (5,722)       (14,141)         (4,863)           (8,139)         (10,439)
                                 ---------------------------------------------------------------------------------------------------
          Net increase (decrease)
           in net assets resulting
           from contract
           transactions               (5,501,284)      (5,165,778)   (11,932,297)     (3,968,507)       (6,982,002)      (6,112,228)
                                 ---------------------------------------------------------------------------------------------------
     Total increase (decrease)
      in net assets                   (2,577,255)      (4,637,806)   (11,304,345)     (1,193,787)       (5,996,119)      (4,721,434)
     Net assets at beginning
      of period                    $  22,265,403   $   17,316,237  $  31,345,327    $ 15,943,720      $ 21,049,686    $  16,277,489
                                 ---------------------------------------------------------------------------------------------------
               Net assets at end
                of period          $  19,688,148   $   12,678,431  $  20,040,982    $ 14,749,933      $ 15,053,567    $  11,556,055
                                 ===================================================================================================



For the year ended December 31,
2004
Increase (decrease) in net
 assets from operations:
     Net investment income (loss)  $    (233,400)  $       26,296  $      (5,559)   $    138,270      $    157,546    $    (188,658)
     Realized gains (losses)            (108,875)       1,913,903        336,022       1,245,459          (413,730)        (995,762)
     Realized gain distributions               -           65,443              -         356,764                 -                -
     Unrealized gains (losses)         3,156,668         (379,014)     2,361,363       1,585,326         1,686,854        3,635,789
                                 ---------------------------------------------------------------------------------------------------
          Net increase (decrease)
           in net assets resulting
           from operations $           2,814,393   $    1,626,628  $   2,691,826    $  3,325,819      $  1,430,670    $   2,451,369
                                 ---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 from contract transactions:
     Net premiums/deposits         $      33,674   $       19,189  $      34,084    $     14,475      $     23,972    $      24,335
     Death Benefits                     (403,419)        (229,197)      (585,779)        (94,434)         (364,462)        (240,241)
     Surrenders                       (3,171,435)      (3,157,127)    (6,547,832)     (2,257,042)       (4,226,148)      (2,010,398)
     Withdrawals                            (171)             369          1,687          (1,892)              317            1,315
     Net transfers in (out) of
      subaccounts / fixed
      accounts - Note 1                1,211,473          179,396     (1,538,960)      1,580,634          (959,891)      (1,339,453)
     Policy fees / cost of
      insurance                          (12,483)          (6,712)       (17,564)         (4,546)           (9,881)         (12,164)
                                 ---------------------------------------------------------------------------------------------------
          Net increase (decrease)
           in net assets resulting
           from contract
           transactions               (2,342,361)      (3,194,082)    (8,654,364)       (762,805)       (5,536,093)      (3,576,606)
                                 ---------------------------------------------------------------------------------------------------
     Total increase (decrease)
      in net assets                      472,032       (1,567,454)    (5,962,538)      2,563,014        (4,105,423)      (1,125,237)
     Net assets at beginning
      of period                    $  21,793,371   $   18,883,691  $  37,307,865    $ 13,380,706      $ 25,155,109    $  17,402,726
                                 ---------------------------------------------------------------------------------------------------
               Net assets at end
               of period           $  22,265,403   $   17,316,237  $  31,345,327    $ 15,943,720      $ 21,049,686    $  16,277,489
                                 ===================================================================================================


                 See accompanying Notes to Financial Statements.

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2005 and 2004

                                                   ---------------------------------------------------------------------------------
                                                      Janus         Janus        Janus          Janus
                                                      Aspen         Aspen        Aspen          Aspen        Janus       Janus
                                                    Flexible      Large Cap   International   Worldwide      Aspen       Aspen
                                                      Bond         Growth        Growth        Growth       Balanced     Forty
                                                  Portfolio(IS) Portfolio(IS) Portfolio(SS) Portfolio(IS) Portfolio(SS)Portfolio(SS)
                                                   ---------------------------------------------------------------------------------

For the year ended December 31, 2005
Increase (decrease) in net assets from operations:
     Net investment income (loss)                  $   320,935   $  (100,602) $    (20,569)  $   (10,815)  $     1,306  $       (24)
     Realized gains (losses)                           (27,402)      484,601       677,237        57,581           606            4
     Realized gain distributions                       354,167             -             -             -             -            -
     Unrealized gains (losses)                        (596,602)     (215,181)    1,582,924       230,629         9,687          196
                                                   ---------------------------------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from operations              $    51,098   $   168,818  $  2,239,592   $   277,395   $    11,599  $       176
                                                   ---------------------------------------------------------------------------------
Increase (decrease) in net assets from contract transactions:
     Net premiums/deposits                         $    23,204   $    14,132  $     15,178   $     5,081   $         -  $         -
     Death Benefits                                   (142,631)     (100,670)      (46,491)     (246,920)            -            -
     Surrenders                                     (3,174,356)   (2,756,001)   (2,589,523)   (2,190,429)       (4,526)           -
     Withdrawals                                           (23)         (602)         (821)         (123)            -            -
     Net transfers in (out) of subaccounts /
     fixed accounts - Note 1                          (348,454)     (657,729)     (211,380)     (677,943)          145            -
     Policy fees / cost of insurance                    (3,037)       (5,982)       (4,516)       (5,327)          (28)          (4)
                                                   ---------------------------------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from contract transactions    (3,645,297)   (3,506,852)   (2,837,553)   (3,115,661)       (4,409)          (4)
                                                   ---------------------------------------------------------------------------------
     Total increase (decrease) in net assets        (3,594,199)   (3,338,034)     (597,961)   (2,838,266)        7,190          172
     Net assets at beginning of period             $12,044,833   $11,131,879  $  8,857,515  $  9,935,623  $    192,635  $     1,609
                                                   ---------------------------------------------------------------------------------
                   Net assets at end of period     $ 8,450,634   $ 7,793,845  $  8,259,554  $  7,097,357  $    199,825  $     1,781
                                                   =================================================================================


For the year ended December 31, 2004
Increase (decrease) in net assets from operations:
     Net investment income (loss)                  $   539,623   $  (148,634) $    (47,438)  $   (51,576)  $     1,502  $        (5)
     Realized gains (losses)                           170,692    (2,051,245)      757,693       756,627           233            0
     Realized gain distributions                       102,466             -             -             -             -            -
     Unrealized gains (losses)                        (495,728)    2,472,070       758,736      (388,414)       10,267          167
                                                   ---------------------------------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from operations              $   317,053   $   272,191  $  1,468,991   $   316,637   $    12,002  $       162
                                                   ---------------------------------------------------------------------------------
Increase (decrease) in net assets from contract transactions:
     Net premiums/deposits                         $    35,194   $    11,505  $     17,952   $     9,417   $         -  $         -
     Death Benefits                                    (16,397)     (207,680)      (74,828)     (374,081)            -            -
     Surrenders                                     (1,898,977)   (1,522,092)   (1,109,629)   (1,534,992)      (14,602)           -
     Withdrawals                                          (594)        1,231       (29,664)      (16,236)            -            -
     Net transfers in (out) of subaccounts /
     fixed accounts - Note 1                        (1,572,274)   (1,012,586)     (665,066)   (1,306,371)       10,400        1,447
     Policy fees / cost of insurance                    (3,948)       (7,606)       (5,021)       (6,895)          (39)           -
                                                   ---------------------------------------------------------------------------------
            Net increase (decrease) in net asets
            resulting from contract transactions    (3,456,996)   (2,737,228)   (1,866,256)   (3,229,158)       (4,241)       1,447
                                                   ---------------------------------------------------------------------------------
     Total increase (decrease) in net assets        (3,139,943)   (2,465,037)     (397,265)   (2,912,521)        7,761        1,609
     Net assets at beginning of period             $15,184,776   $13,596,916  $  9,254,780   $12,848,144   $   184,874  $         -
                                                   ---------------------------------------------------------------------------------
                   Net assets at end of period     $12,044,833   $11,131,879  $  8,857,515   $ 9,935,623   $   192,635  $     1,609
                                                   ================================================================================


       See accompanying Notes to Financial Statements.
                                                                              12

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2005 and 2004

                                                   ---------------------------------------------------------------------------------
                                                      Janus         Janus        Janus
                                                      Aspen         Aspen        Aspen         Lazard         Lazard       MFS/VIT
                                                    Flexible    International   Worldwide     Retirement    Retirement    Emerging
                                                      Bond         Growth        Growth        Equity        Small Cap     Growth
                                                   Portfolio(SS) Portfolio(SS) Portfolio(SS)  Portfolio      Portfolio     Series
                                                   ---------------------------------------------------------------------------------
For the year ended December 31, 2005
Increase (decrease) in net assets from operations:
     Net investment income (loss)                  $         -   $        8   $         (4)  $   (10,056)  $   (90,331) $  (140,425)
     Realized gains (losses)                                 -            -              4        41,084       438,818   (1,865,158)
     Realized gain distributions                             -            -              -             -       457,592           -
     Unrealized gains (losses)                               -           11             88        (8,681)     (659,827)   2,638,928
                                                   ---------------------------------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from operations              $         -   $       19   $         88   $    22,347   $   146,252  $   633,345
                                                   ---------------------------------------------------------------------------------
Increase (decrease) in net assets from contract transactions:
     Net premiums/deposits                         $         -   $        -   $          -   $         -   $     7,745  $    21,702
     Death Benefits                                          -            -              -        (5,440)      (36,898)    (113,427)
     Surrenders                                              -            -              -      (483,956)   (1,563,443)  (2,261,998)
     Withdrawals                                             -            -              -          (320)         (324)         163
     Net transfers in (out) of subaccounts /
     fixed accounts - Note 1                                 -        2,590              -       (87,142)     (208,075)    (936,474)
     Policy fees / cost of insurance                         -            -             (4)         (187)       (2,018)      (7,187)
                                                   ---------------------------------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from contract transactions             -        2,590             (4)     (577,045)   (1,803,013)  (3,297,221)
                                                   ---------------------------------------------------------------------------------
     Total increase (decrease) in net assets                 -        2,609             84      (554,698)   (1,656,761)  (2,663,876)
     Net assets at beginning of period             $         -   $        -   $      2,127   $ 1,728,424   $ 7,186,917  $11,577,815
                                                   ---------------------------------------------------------------------------------
                     Net assets at end of period   $         -   $    2,609   $      2,211   $ 1,173,726   $ 5,530,156  $ 8,913,939
                                                   ================================================================================

For the year ended December 31, 2004
Increase (decrease) in net assets from operations:
     Net investment income (loss)                  $     1,110   $     (276)  $        (10)  $   (13,526)  $   (98,386) $  (166,136)
     Realized gains (losses)                             6,121        2,327              3         8,538       306,384   (2,991,879)
     Realized gain distributions                           640            -              -             -             -            -
     Unrealized gains (losses)                          (6,378)      (2,147)            71       168,664       637,177    4,376,371
                                                   ---------------------------------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from operations              $     1,493   $      (96)  $         64   $   163,676   $   845,175  $ 1,218,356
                                                   ---------------------------------------------------------------------------------
Increase (decrease) in net assets from contract transactions:
     Net premiums/deposits                         $         -   $        -   $          -   $         -   $    13,624  $    25,614
     Death Benefits                                          -            -              -        (8,602)      (74,278)    (155,201)
     Surrenders                                         (8,704)      (5,065)             -      (227,733)     (709,730)  (1,337,300)
     Withdrawals                                             -            -              -           158             7         (517)
     Net transfers in (out) of subaccounts /
     fixed accounts - Note 1                           (79,203)     (48,110)             -        54,152       414,367     (834,574)
     Policy fees / cost of insurance                         -            -             (3)         (215)       (2,273)      (9,034)
                                                   ---------------------------------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from contract transactions       (87,907)     (53,175)            (3)     (182,240)     (358,283)  (2,311,012)
                                                   ---------------------------------------------------------------------------------
     Total increase (decrease) in net assets           (86,414)     (53,271)            61       (18,564)      486,892   (1,092,656)
     Net assets at beginning of period             $    86,414   $   53,271   $      2,066   $ 1,746,988   $ 6,700,025  $12,670,471
                                                   ---------------------------------------------------------------------------------
                     Net assets at end of period   $         -   $        -   $      2,127   $ 1,728,424   $ 7,186,917  $11,577,815
                                                   =================================================================================


       See accompanying Notes to Financial Statements.
                                                                              13

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2005 and 2004

                                                   ---------------------------------------------------------------------------------
                                                                                               Templeton                 Van Eck
                                                     MFS/VIT                     MFS/VIT      Developing     Templeton   Worldwide
                                                    Investors      MFS/VIT        Total         Markets    Global Asset  Emerging
                                                      Trust       Research       Return       Securities    Allocation   Markets
                                                      Series       Series        Series          Fund           Fund      Fund
                                                   ---------------------------------------------------------------------------------
For the year ended December 31, 2005
Increase (decrease) in net assets from operations:
     Net investment income (loss)                  $   (36,160)  $  (43,249)  $    107,478   $    (1,725)  $    50,589  $   (9,744)
     Realized gains (losses)                           (88,449)     151,150      1,003,556       211,144       193,260     229,528
     Realized gain distributions                             -            -        664,570             -             -           -
     Unrealized gains (losses)                         345,282      153,969     (1,564,045)      204,055      (202,652)    218,876
                                                   ---------------------------------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from operations              $   220,673   $  261,870   $    211,559   $   413,474   $    41,197  $  438,660
                                                   ---------------------------------------------------------------------------------
Increase (decrease) in net assets from
contract transactions:
     Net premiums/deposits                         $     3,086   $    2,439   $     21,535   $       350   $     2,396  $    5,405
     Death Benefits                                    (60,306)    (171,609)      (301,176)            -       (21,668)    (17,805)
     Surrenders                                       (961,177)    (988,815)    (5,324,500)     (289,569)     (653,068)   (276,410)
     Withdrawals                                           (46)        (108)          (130)        2,376          (126)         78
     Net transfers in (out) of subaccounts /
     fixed accounts - Note 1                          (244,056)    (189,869)       990,326       176,325       317,972      80,153
     Policy fees / cost of insurance                    (2,154)      (2,440)        (6,018)         (484)         (676)       (770)
                                                   ---------------------------------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from contract transactions    (1,264,653)  (1,350,402)    (4,619,963)     (111,002)     (355,170)   (209,349)
                                                   ---------------------------------------------------------------------------------
     Total increase (decrease) in net assets        (1,043,980)  (1,088,532)    (4,408,404)      302,472      (313,973)    229,311
     Net assets at beginning of period             $ 4,973,823  $ 5,328,766   $ 18,510,586   $ 1,630,516   $ 2,417,858  $1,561,262
                                                   ---------------------------------------------------------------------------------
                 Net assets at end of period       $ 3,929,843  $ 4,240,234   $ 14,102,182   $ 1,932,988   $ 2,103,885  $1,790,573
                                                   =================================================================================

For the year ended December 31, 2004
Increase (decrease) in net assets from operations:
     Net investment income (loss)                  $   (42,383)  $  (16,824)  $     57,149   $     7,779   $    35,131  $  (12,379)
     Realized gains (losses)                          (741,049)        (951)       710,720       161,774       101,656     254,101
     Realized gain distributions                             -            -              -             -             -           -
     Unrealized gains (losses)                       1,228,601      707,139        933,863       137,581       154,660      55,890
                                                   ---------------------------------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from operations              $   445,169      689,364   $  1,701,732       307,134       291,447  $  297,612
                                                   ---------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
     Net premiums/deposits                         $     7,049   $    3,007   $     29,810   $       192   $       929  $    6,879
     Death Benefits                                   (151,240)     (67,740)      (577,614)       (5,520)       (5,235)     (1,462)
     Surrenders                                      1,286,959     (595,985)    (3,457,301)     (183,263)     (405,774)   (214,724)
     Withdrawals                                           129         (410)            39           (23)           14      (1,183)
     Net transfers in (out) of subaccounts /
     fixed accounts - Note 1                          (759,294)     (97,618)       786,357       273,952       453,279    (260,751)
     Policy fees / cost of insurance                    (2,566)      (2,784)        (6,886)         (397)         (495)       (796)
                                                   ---------------------------------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from contract transactions    (2,192,881)    (761,530)    (3,225,595)       84,941        42,718    (472,037)
                                                   ---------------------------------------------------------------------------------
     Total increase (decrease) in net assets        (1,747,712)     (72,166)    (1,523,863)      392,075       334,165    (174,425)
     Net assets at beginning of period             $ 6,721,535   $5,400,932   $ 20,034,449   $ 1,238,441   $ 2,083,693  $1,735,687
                                                   ---------------------------------------------------------------------------------
                 Net assets at end of period       $ 4,973,823   $5,328,766   $ 18,510,586   $ 1,630,516   $ 2,417,858   1,561,262
                                                   =================================================================================

       See accompanying Notes to Financial Statements.
                                                                              14

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2005 and 2004

                                                                --------------------------------------------------------
                                                                     Van Eck          Van Kampen       Van Kampen
                                                                    Worldwide      Emerging Markets   International
                                                                   Hard Assets        Equity             Magnum
                                                                      Fund           Portfolio         Portfolio
For the year ended December 31, 2005                            ---------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                               $     (18,956)    $     (6,133)     $      (1,223)
     Realized gains (losses)                                          200,852          110,696            137,262
     Realized gain distributions                                            -                -                  -
     Unrealized gains (losses)                                        514,783           71,075            (61,433)
                                                                ---------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from operations                           $     696,679     $    175,638      $      74,606
                                                                ---------------------------------------------------------
Increase (decrease) in net assets from contract transactions:
     Net premiums/deposits                                      $           -     $          -      $         950
     Death Benefits                                                    (7,964)          (1,261)                -
     Surrenders                                                      (156,862)        (156,089)          (414,558)
     Withdrawals                                                         (231)             (21)                36
     Net transfers in (out) of subaccounts /
     fixed accounts - Note 1                                          317,016          139,605             25,289
     Policy fees / cost of insurance                                     (498)            (251)              (152)
                                                                ---------------------------------------------------------
            Net increase(decrease) in net assets
            resulting from contract transactions                      151,461          (18,017)          (388,435)
                                                                ---------------------------------------------------------
     Total increase (decrease) in net assets                          848,140          157,621           (313,829)
     Net assets at beginning of period                          $   1,215,017     $    531,933      $     839,249
                                                                ---------------------------------------------------------

            Net assets at end of period                         $   2,063,157     $    689,554      $     525,420
                                                                =========================================================

For the year ended December 31, 2004
Increase (decrease) in net assets from operations:
     Net investment income (loss)                               $     (10,527)    $     (3,378)     $      12,829
     Realized gains (losses)                                          217,424           64,994             61,629
     Realized gain distributions                                            -                -                  -
     Unrealized gains (losses)                                          8,555           31,361             48,069
                                                                ---------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from operations                           $     215,452     $     92,977      $     122,527
                                                                ---------------------------------------------------------
Increase (decrease) in net assets from contract transactions:
     Net premiums/deposits                                      $         248     $          -      $       1,475
     Death Benefits                                                         -          (15,225)            (9,703)
     Surrenders                                                      (218,876)         (81,164)          (146,986)
     Withdrawals                                                          164             (790)               (94)
     Net transfers in (out) of subaccounts /
     fixed accounts - Note 1                                          258,248           59,527            (59,328)
     Policy fees / cost of insurance                                     (327)            (226)              (164)
                                                                ---------------------------------------------------------
            Net increase (decrease) in net assets
            resulting from contract transactions                       39,457          (37,878)          (214,800)
                                                                ---------------------------------------------------------
Total increase (decrease) in net assets                               254,909           55,099            (92,273)
Net assets at beginning of period                               $     960,108     $    476,834      $     931,522
                                                                ---------------------------------------------------------
            Net assets at end of period                         $   1,215,017     $    531,933      $     839,249
                                                               ==========================================================



       See accompanying Notes to Financial Statements.
                                                                              15

                       Valley Forge Life Insurance Company
                        Variable Annuity Separate Account
                          Notes to Financial Statements
                                December 31, 2005


NOTE 1.  ORGANIZATION:

Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 3, 1997. VFL, an Indiana domiciled insurance company, is a wholly-owned subsidiary of Swiss Re Life & Health America Inc. ("SRL&H"), which in turn is a wholly-owned indirect subsidiary of Swiss Reinsurance Company of Zurich, Switzerland ("SRZ").

Effective July 1, 2002, VFL entered into an agreement, whereby PHL Variable Insurance Company ("PHLVIC"), an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., acquired the variable life and annuity business of VFL through a coinsurance arrangement, with modified coinsurance on the separate accounts.

On February 5, 2004, SRL&H announced the acquisition of CNA Financial Corporation's ("CNA") individual life insurance and annuity business, including VFL. This acquisition included the assumption of the coinsurance and modified coinsurance arrangement with PHLVIC.

Effective December 29, 2004, VFL redomesticated to the State of Indiana from the State of Pennsylvania.

Variable annuity contracts are no longer offered for sale. However, the Variable Account continues to accept new purchase payments on, and process transactions for, existing contracts, including the Capital Select Variable Annuity Contract, the Capital Select Plus Variable Annuity Contract and the Capital Advantage Variable Annuity Contract (collectively, the "Contracts"). Under the terms of the Contracts, contractholders select where the net purchase payments of the Contracts are invested. The contractholder may choose to invest in either the Variable Account, Fixed Account I or Fixed Account II (collectively, the "Fixed Accounts") or both the Variable Account and the Fixed Accounts.

                       Valley Forge Life Insurance Company
                        Variable Annuity Separate Account
                          Notes to Financial Statements
                                December 31, 2005

The Variable Account currently offers 38 sub-accounts, each of which invests in shares of corresponding funds ("Funds"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the SEC. The Investment Advisors and sub-accounts are as follows:

INVESTMENT ADVISOR:                       INVESTMENT ADVISOR:                      INVESTMENT ADVISOR:
Fund/sub-account                          Fund/sub-account                         Fund/sub-account
----------------------------------------- ---------------------------------------- ------------------------------------------------
FRED ALGER MANAGEMENT, INC.:              FIDELITY MANAGEMENT & RESEARCH COMPANY:  MASSACHUSETTS FINANCIAL SERVICES COMPANY:

Alger American Small Capitalization       Fidelity VIP Equity-Income Portfolio     MFS/VIT Emerging Growth Series Portfolio
Alger American Growth Portfolio           Fidelity VIP Asset Manager Portfolio     MFS/VIT Research Series
Alger American MidCap Growth Portfolio    Fidelity VIP Index 500 Portfolio         MFS/VIT Investors Trust Series
Alger American Leveraged AllCap Portfolio Fidelity VIP Contrafund Portfolio        MFS/VIT Total Return Series

ALLIANCE CAPITAL MANAGEMENT, L.P.:        ARNHOLD AND S. BLEICHROEDER ADVISERS     TEMPLETON ASSET MANAGEMENT, LTD.:
                                          LLC.:
Alliance Bernstein Large Cap Growth                                                Templeton Developing Markets Securities Fund
Portfolio (formerly Alliance Premier      First Eagle Overseas Variable Fund
Growth Portfolio)                                                                  TEMPLETON INVESTMENT COUNSEL, LLC.:
Alliance Bernstein Growth and Income      JANUS CAPITAL MANAGEMENT LLC: *
Portfolio (formerly Alliance Growth and                                            Templeton Global Asset Allocation Fund
Income Portfolio)                         Janus Aspen Forty Portfolio (formerly
                                          Janus Aspen Series Capital               VAN ECK ASSOCIATES CORPORATION:
                                          Appreciation Portfolio)
                                          Janus Aspen Balanced Portfolio           Van Eck Worldwide Hard Assets Fund
AMERICAN CENTURY INVESTMENT MANAGEMENT,   Janus Aspen Flexible Bond Portfolio      Van Eck Worldwide Emerging Markets Fund
INC:                                      (formerly Janus Aspen Series Flexible
                                          Income Portfolio)                        VAN KAMPEN MANAGEMENT:
American Century VP Income & Growth Fund  Janus Aspen International Growth
American Century VP Value Fund            Portfolio                                Van Kampen International Magnum Portfolio
                                          Janus Aspen Worldwide Growth Portfolio   Van Kampen Emerging Markets Equity Portfolio
FEDERATED INVESTMENT MANAGEMENT COMPANY:  Janus Aspen Large Cap Growth Portfolio
                                          (formerly Janus Aspen Series Growth
Federated Prime Money Fund II             Portfolio)
Federated Capital Income Fund II
Federated High Income Bond Fund II        LAZARD ASSET MANAGEMENT LLC:

                                          Lazard Retirement Equity Portfolio
                                          Lazard Retirement Small Cap Portfolio

*The Janus Aspen includes both institutional shares (IS) and service shares (SS).


The Fixed Account I is part of the General Account that offers a guaranteed fixed interest rate. The Fixed Account II, which is segregated from the General Account, offers various interest rates and time periods. The Fixed Accounts have not been registered under the Securities Act of 1933 nor have the Fixed Accounts been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Accounts.

The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the contract is in force), may transfer all or part of any sub-account value to another sub-account(s) or to the Fixed Accounts, or transfer all or part of amounts in the Fixed Accounts to any sub-account(s).

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments - Investments in the Variable Account consist of shares of the Funds and are stated at fair value based on the reported net asset values of the Funds, which value their investment securities at fair value. Changes in the difference between fair value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

Investment Income - Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized Investment Gains and Losses - Realized investment gains and losses represent the difference between the proceeds from sales of Fund shares held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method. Transactions are recorded on a trade date basis.

                       Valley Forge Life Insurance Company
                        Variable Annuity Separate Account
                          Notes to Financial Statements
                                December 31, 2005

Federal Income Taxes - Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements. VFL will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract will not be treated as an annuity contract under Section 72 of the Code for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds in which the Variable Account participates, that the Variable Account is in compliance with the diversification requirements of the Code.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

NOTE 3. PURCHASES AND SALES OF INVESTMENTS


The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005, were as follows:

Fund                                                 Purchases          Sales
                                                    -----------        -------

Alger American Growth Portfolio                     $  102,637     $   6,774,237
Alger American Leveraged AllCap Portfolio               56,184           890,965
Alger American MidCap Growth Portfolio               1,884,161        10,288,312
Alger American Small Capitalization Portfolio          130,541         2,584,583
Alliance Bernstein Growth and Income Portfolio         511,231         5,062,535
Alliance Bernstein Large Cap Growth Portfolio          311,142         1,794,465
American Century VP Income & Growth Fund               238,042           653,584
American Century VP Value Fund                       3,289,507         5,887,234
Federated Capital Income Fund II                       332,843         1,160,027
Federated High Income Bond Fund II                     981,986         2,799,047
Federated Prime Money Fund II                       15,595,850        16,446,137
Fidelity VIP Asset Manager Portfolio                   311,270         2,565,954
Fidelity VIP Contrafund Portfolio                    1,220,742         6,945,303
Fidelity VIP Equity-Income Portfolio                 2,909,080         7,429,332
Fidelity VIP Index 500 Portfolio                     1,731,501        13,495,998
First Eagle Overseas Variable Fund                   2,422,490         5,295,549
Janus Aspen Balanced Portfolio (IS)                    632,244         7,491,450
Janus Aspen Balanced Portfolio (SS)                      4,157             7,260
Janus Aspen Forty Portfolio (IS)                       176,657         6,456,544
Janus Aspen Forty Portfolio (SS)                             -                28
Janus Aspen Flexible Bond Portfolio (IS)             1,187,562         4,157,757
Janus Aspen Large Cap Growth Portfolio (IS)          1,479,934         5,087,388
Janus Aspen International Growth Portfolio (IS)        385,130         3,243,252
Janus Aspen International Growth Portfolio (SS)          2,598                 -
Janus Aspen Worldwide Growth Portfolio (IS)            150,006         3,276,482
Janus Aspen Worldwide Growth Portfolio (SS)                 25                33
Lazard Retirement Equity Portfolio                     120,874           707,975
Lazard Retirement Small Cap Portfolio                  743,325         2,179,077
MFS/VIT Emerging Growth Series                          57,230         3,494,876
MFS/VIT Investors Trust Series                          90,368         1,391,181
MFS/VIT Research Series                                104,255         1,497,906
MFS/VIT Total Return Series                          2,058,540         5,906,455
Templeton Developing Markets Securities Fund           351,897           464,624
Templeton Global Asset Allocation Fund                 489,700           794,281
Van Eck Worldwide Emerging Markets Fund                228,846           447,939
Van Eck Worldwide Hard Assets Fund                     636,619           504,114
Van Kampen Emerging Markets Equity Portfolio           247,861           272,011
Van Kampen International Magnum Portfolio               66,380           456,038

                       Valley Forge Life Insurance Company
                        Variable Annuity Separate Account
                          Notes to Financial Statements
                                December 31, 2005

NOTE 4. CHARGES AND DEDUCTIONS


VFL deducts a daily charge from the assets of the Variable Account as compensation for mortality and expense risks that it assumes under the Contracts. The daily charge is equal to an annual rate of approximately 1.25% of the net assets of the sub-account.

An annual administration fee of $30 is also deducted from the sub-accounts on each Contract if the Contract value is below $50,000. This fee is to reimburse VFL for a portion of the administrative expenses related to such Contracts.

VFL deducts a daily administration charge from the assets of the sub-accounts on each Contract as compensation for a portion of the expenses incurred in administering the contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the sub-accounts.

VFL permits 12 free transfers among and between the sub-accounts within the Variable Account (four of which can be from the Fixed Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

If amounts equal to the purchase payments are withdrawn or if annuity payments are elected to be received before the passage of five full calendar years for the Capital Select Variable Annuity Contract or seven full years for the Capital Select Plus Variable Annuity Contract and the Capital Advantage Variable Annuity Contract from the date of receipt of the purchase payments, a surrender charge is assessed. This surrender charge is assessed by, and payable to, VFL from the amount withdrawn or surrendered and ranges from 4% to 7% during the first five full calendar years that have elapsed at the time the purchase payments are either withdrawn or surrendered, and 0% after the sixth full year.

Certain states and municipalities impose a tax on the Contracts with respect to the receipt of annuity considerations. This tax ranges from 0% to 3.5% of such consideration.

VFL and its affiliates receive fees from the Funds or their investment advisors, administrators and distributors for providing distribution, administrative or other services to the Funds.

                       Valley Forge Life Insurance Company
                        Variable Annuity Separate Account
                          Notes to Financial Statements
                                December 31, 2005


NOTE 5.  CHANGES IN UNITS OUTSTANDING


The changes in units outstanding for the years ended December 31, 2005 and 2004, were as follows:

                                                                   2005                                     2004
                                                    -----------------------------------    ---------------------------------------
Fund                                                 Units     Units       Net Increase         Units      Units      Net Increase
                                                    Issued*   Redeemed*    (Decrease)*        Issued*    Redeemed*     (Decrease)*
--------------------------------------------------- --------- ----------- -------------    ------------- ----------- -------------
Alger American Growth Portfolio                          921     390,962     (390,041)            1,448     310,053     (308,605)
Alger American Leveraged AllCap Portfolio                416     135,277     (134,861)            1,027     140,015     (138,988)
Alger American MidCap Growth Portfolio                   809     404,188     (403,379)           19,610     217,536     (197,926)
Alger American Small Capitalization Portfolio          1,068     217,292     (216,224)            2,095     120,991     (118,896)
Alliance Bernstein Growth and Income Portfolio         2,082     336,518     (334,436)            2,650     227,354     (224,704)
Alliance Bernstein Large Cap Growth Portfolio          2,367     221,134     (218,767)            7,194      73,665      (66,471)
American Century VP Income & Growth Fund               3,117      47,001      (43,884)           18,948      79,182      (60,234)
American Century VP Value Fund                           567     204,808     (204,241)           39,759     122,600      (82,841)
Federated Capital Income Fund II                         206      86,198      (85,992)              493      62,293      (61,800)
Federated High Income Bond Fund II                       951     174,971     (174,020)              786     109,085     (108,299)
Federated Prime Money Fund II                        739,253     829,646      (90,393)          197,130     776,857     (579,727)
Fidelity VIP Index 500 Portfolio                       1,629     707,649     (706,020)            2,166     554,065     (551,899)
Fidelity VIP Asset Manager Portfolio                     728     159,600     (158,872)           38,322      77,508      (39,186)
Fidelity VIP Contrafund Portfolio                     29,768     278,862     (249,094)           65,671     187,938     (122,267)
Fidelity VIP Equity-Income Portfolio                   1,037     293,426     (292,389)           11,523     206,553     (195,030)
First Eagle Overseas Variable Fund                    23,096     132,536     (109,440)           55,318      81,564      (26,246)
Janus Aspen Balanced Portfolio (IS)                    2,495     593,947     (591,452)            2,179     504,571     (502,392)
Janus Aspen Balanced Portfolio (SS)                       14         423         (409)            1,035       1,478         (443)
Janus Aspen Forty Portfolio (IS)                       3,049     583,389     (580,340)            2,697     397,746     (395,049)
Janus Aspen Forty Portfolio (SS)                           -           1           (1)              158           -           158
Janus Aspen Flexible Bond Portfolio (IS)               1,741     275,597     (273,856)            2,691     267,364     (264,673)
Janus Aspen Flexible Bond Portfolio (SS)                   -           -             -                -       7,394       (7,394)
Janus Aspen Large Cap Growth Portfolio (IS)            1,884     466,939     (465,055)            1,559     378,704     (377,145)
Janus Aspen International Growth Portfolio (IS)        1,815     220,402     (218,587)            1,753     174,549     (172,796)
Janus Aspen International Growth Portfolio (SS)          196           -           196                -       6,086       (6,086)
Janus Aspen Worldwide Growth Portfolio (IS)              603     367,974     (367,371)            1,147     392,191     (391,044)
Lazard Retirement Equity Portfolio                         -      51,110      (51,110)            4,953      22,422      (17,469)
Lazard Retirement Small Cap Portfolio                    461     103,731     (103,270)           26,325      49,507      (23,182)
MFS/VIT Emerging Growth Series                         1,649     246,985     (245,336)            2,076     190,531     (188,455)
MFS/VIT Investors Trust Series                           214      88,750      (88,536)              545     169,608     (169,063)
MFS/VIT Research Series                                  173      96,654      (96,481)              237      60,768      (60,531)
MFS/VIT Total Return Series                           55,145     304,154     (249,009)           46,756     235,058     (188,302)
Templeton Developing Markets Securities Fund          14,409      22,075       (7,666)           27,339      18,381         8,958
Templeton Global Asset Allocation Fund                26,012      54,621      (28,609)           40,603      37,367         3,236
Van Eck Worldwide Emerging Markets Fund                7,059      23,027      (15,968)              705      51,749      (51,044)
Van Eck Worldwide Hard Assets Fund                    22,415      10,036        12,379           22,332      19,218         3,114
Van Kampen Emerging Markets Equity Portfolio          14,298      15,399       (1,101)            7,798      13,233       (5,435)
Van Kampen International Magnum Portfolio              3,134      44,229      (41,095)              191      27,502      (27,311)

* Units issued and redeemed are presented net of transfers

                       Valley Forge Life Insurance Company
                        Variable Annuity Separate Account
                          Notes to Financial Statements
                                December 31, 2005

NOTE 6.  FINANCIAL HIGHLIGHTS

A summary of unit values, number of outstanding units (at December 31, 2005 and 2004) and net assets for the variable annuity contracts, the investment income ratio, expense ratio, and total return, excluding expenses of the underlying Funds, for each of the five years in the period ended December 31, 2005, are as follows. Unit Values are rounded to two decimal places.

                                                                   At year end                        For the year ended
                                                     ---------------------------------------- -----------------------------------
                                                                          Net Assets          Investment
                                                     Number         Unit                          Income   Expense     Total
                                                     of Units       Value          (000s)          Ratio*   Ratio**    Return***
                                                    --------- --- ---------- --- ----------- ----------- ----------- -----------
December 31, 2005

Alger American Growth Portfolio                       733,371  $   18.06      $   13,243           0.24%       1.40%      10.47%
Alger American Leveraged AllCap Portfolio             335,939       6.55           2,199           0.00%       1.40%      12.85%
Alger American MidCap Growth Portfolio                796,406      23.70          18,877           0.00%       1.40%       8.29%
Alger American Small Capitalization Portfolio         456,406      12.10           5,523           0.00%       1.40%      15.25%
Alliance Bernstein Growth and Income Portfolio        920,499      13.89          12,781           1.28%       1.40%       3.14%
Alliance Bernstein Large Cap Growth Portfolio         660,585       7.07           4,670           0.00%       1.40%      13.24%
American Century VP Income & Growth Fund              262,775      10.17           2,672           2.07%       1.40%       3.17%
American Century VP Value Fund                        540,898      19.46          10,525           0.93%       1.40%       3.57%
Federated Capital Income Fund II                      206,315      11.40           2,353           5.72%       1.40%       4.80%
Federated High Income Bond Fund II                    480,577      14.08           6,767           8.80%       1.40%       1.23%
Federated Prime Money Fund II                       1,196,628      11.45          13,698           2.65%       1.40%       1.27%
Fidelity VIP Asset Manager Portfolio                  319,573      15.27           4,881           3.01%       1.40%       2.59%
Fidelity VIP Contrafund Portfolio                     819,274      24.03          19,688           0.32%       1.40%      15.31%
Fidelity VIP Equity-Income Portfolio                  686,668      18.46          12,678           1.82%       1.40%       4.39%
Fidelity VIP Index 500 Portfolio                    1,144,932      17.50          20,041           2.06%       1.40%       3.36%
First Eagle Overseas Variable Fund                    371,538      39.70          14,750           2.05%       1.40%      19.76%
Janus Aspen Balanced Portfolio (IS)                 1,210,821      12.43          15,054           2.10%       1.40%       6.45%
Janus Aspen Balanced Portfolio (SS) a                  17,502      11.42             200           2.09%       1.40%       6.16%
Janus Aspen Forty Portfolio (IS)                    1,022,843      11.30          11,556           0.19%       1.40%      11.27%
Janus Aspen Forty Portfolio (SS)a                         157      11.35               2           0.00%       1.40%      10.99%
Janus Aspen Flexible Bond Portfolio (IS)              631,561      13.38           8,451           4.55%       1.40%       0.58%
Janus Aspen Large Cap Growth Portfolio (IS)           992,092       7.86           7,794           0.32%       1.40%       2.83%
Janus Aspen International Growth Portfolio (IS)       547,919      15.07           8,260           1.16%       1.40%      30.45%
Janus Aspen International Growth Portfolio (SS) a         196      13.31               3          12.65%       1.40%      30.10%
Janus Aspen Worldwide Growth Portfolio (IS)           796,307       8.91           7,097           1.28%       1.40%       4.39%
Janus Aspen Worldwide Growth Portfolio (SS) a             260       8.54               2           1.24%       1.40%       4.10%
Lazard Retirement Equity Portfolio                    101,991      11.51           1,174           0.73%       1.40%       1.94%
Lazard Retirement Small Cap Portfolio                 310,435      17.81           5,530           0.00%       1.40%       2.55%
MFS/VIT Emerging Growth Series                        615,708      14.48           8,914           0.00%       1.40%       7.67%
MFS/VIT Investors Trust Series                        260,948      15.06           3,930           0.57%       1.40%       5.82%
MFS/VIT Research Series                               287,271      14.76           4,240           0.49%       1.40%       6.30%
MFS/VIT Total Return Series                           752,755      18.73          14,102           2.06%       1.40%       1.39%
Templeton Developing Markets Securities Fund          127,977      15.10           1,933           1.31%       1.40%      25.65%
Templeton Global Asset Allocation Fund                164,900      12.76           2,104           3.67%       1.40%       2.11%
Van Eck Worldwide Emerging Markets Fund               118,378      15.13           1,791           0.81%       1.40%      30.16%
Van Eck Worldwide Hard Assets Fund                    103,825      19.87           2,063           0.28%       1.40%      49.56%
Van Kampen Emerging Markets Equity Portfolio           60,552      11.39             690           0.39%       1.40%      31.99%
Van Kampen International Magnum Portfolio              54,840       9.58             525           1.25%       1.40%       9.52%

                       Valley Forge Life Insurance Company
                        Variable Annuity Separate Account
                          Notes to Financial Statements
                                December 31, 2005

                                                                   At year end                        For the year ended
                                                     ---------------------------------------- -----------------------------------
                                                                          Net Assets          Investment
                                                     Number         Unit                          Income   Expense     Total
                                                     of Units       Value          (000s)          Ratio*   Ratio**    Return***
                                                    --------- --- ---------- --- ----------- ----------- ----------- -----------
December 31, 2004

Alger American Growth Portfolio                    1,123,412  $   16.35         $   18,363         0.00%     1.40%       4.02%
Alger American Leveraged AllCap Portfolio            470,800       5.80              2,731          n/a      1.40%       6.67%
Alger American MidCap Growth Portfolio             1,199,785      21.89             26,260          n/a      1.40%      11.46%
Alger American Small Capitalization Portfolio        672,630      10.50              7,062         0.00%     1.40%      14.94%
Alliance Growth and Income Portfolio               1,254,935      13.46             16,895         0.75%     1.40%       9.66%
Alliance Premier Growth Portfolio                    879,352       6.24              5,490         0.00%     1.40%       6.83%
American Century VP Income & Growth Fund             306,659       9.86              3,022         1.56%     1.40%      11.41%
American Century VP Value Fund                       745,139      18.79             14,000         0.99%     1.40%      12.73%
Federated Capital Income Fund II                     292,307      10.88              3,181         4.65%     1.40%       8.38%
Federated High Income Bond Fund II                   654,597      13.91              9,106         7.34%     1.40%       8.91%
Federated Prime Money Fund II                      1,287,021      11.30             14,548         0.78%     1.40%      -0.60%
Fidelity VIP Asset Manager Portfolio                 478,445      14.89              7,122         2.68%     1.40%       3.99%
Fidelity VIP Contrafund Portfolio                  1,068,368      20.84             22,265         0.35%     1.40%      13.86%
Fidelity VIP Equity-Income Portfolio                 979,057      17.69             17,316         1.56%     1.40%       9.97%
Fidelity VIP Index 500 Portfolio                   1,850,952      16.93             31,345         1.40%     1.40%       9.06%
First Eagle Overseas Variable Fund                   480,978      33.15             15,944         2.38%     1.40%      25.66%
Janus Aspen Series Balanced Portfolio (IS)         1,802,273      11.68             21,050         2.11%     1.40%       7.01%
Janus Aspen Series Balanced Portfolio (SS) a          17,911      10.75                192         2.22%     1.40%       6.78%
Janus Aspen Series Capital Appreciation
Portfolio (IS)                                     1,603,183      10.15             16,277         0.24%     1.40%      16.57%
Janus Aspen Series Capital Appreciation
Portfolio (SS)a                                          158      10.21                  2         0.00%     1.40%      16.31%
Janus Aspen Series Flexible Income Portfolio (IS)    905,417      13.30             12,045         5.49%     1.40%       2.51%
Janus Aspen Series Flexible Income Portfolio
(SS) a                                                     -      11.95                  -         3.25%     1.40%       2.25%
Janus Aspen Series Growth Portfolio (IS)           1,457,147       7.64             11,132         0.14%     1.40%       3.05%
Janus Aspen Series International Growth
Portfolio (IS)                                       766,506      11.56              8,858         0.87%     1.40%      17.28%
Janus Aspen Series International Growth
Portfolio (SS) a                                           -      10.24                  -         0.69%     1.40%      17.02%
Janus Aspen Series Worldwide Growth Portfolio
(IS)                                               1,163,678       8.54              9,936         0.94%     1.40%       3.31%
Janus Aspen Series Worldwide Growth Portfolio
(SS) a                                                   260       8.19                  2         0.94%     1.40%       3.06%
Lazard Retirement Equity Portfolio                   153,101      11.29              1,728         0.61%     1.40%      10.23%
Lazard Retirement Small Cap Portfolio                413,705      17.37              7,187         0.00%     1.40%      13.28%
MFS/VIT Emerging Growth Series                       861,044      13.45             11,578          n/a      1.40%      11.38%
MFS/VIT Investors Trust  Series                      349,484      14.23              4,974         0.64%     1.40%       9.79%
MFS/VIT Research Series                              383,752      13.89              5,329         1.09%     1.40%      14.23%
MFS/VIT Total Return Series                        1,001,764      18.48             18,511         1.71%     1.40%       9.76%
Templeton Developing Markets Securities Fund         135,643      12.02              1,631         1.95%     1.40%      22.96%
Templeton Global Asset Allocation Fund               193,509      12.49              2,418         2.97%     1.40%      14.10%
Van Eck Worldwide Emerging Markets Fund              134,346      11.62              1,561         0.63%     1.40%      24.13%
Van Eck Worldwide Hard Assets Fund                    91,446      13.29              1,215         0.36%     1.40%      22.24%
Van Kampen Emerging Markets Equity Portfolio          61,653       8.63                532         0.71%     1.40%      21.39%
Van Kampen International Magnum Portfolio             95,935       8.75                839         2.89%     1.40%      15.74%

                       Valley Forge Life Insurance Company
                        Variable Annuity Separate Account
                          Notes to Financial Statements
                                December 31, 2005

                                                                 At year end                     For the year ended
                                                       --------------------------------- -----------------------------------
                                                                    Net Assets           Investment
                                                                                           Income      Expense     Total
                                                           Unit Value      (000s)          Ratio*      Ratio**    Return***
                                                           ----------- --- ------------- ------------ ----------- ----------
December 31, 2003
Alger American Growth Portfolio                        $   15.71       $   22,502            n/a        1.40%     33.27%
Alger American Leveraged AllCap Portfolio                   5.44            3,316            n/a        1.40%     32.84%
Alger American MidCap Growth Portfolio                     19.64           27,448            n/a        1.40%     45.73%
Alger American Small Capitalization Portfolio               9.14            7,231            n/a        1.40%     40.36%
Alliance Growth and Income Portfolio                       12.28           18,165           0.85%       1.40%     30.34%
Alliance Premier Growth Portfolio                           5.84            5,527            n/a        1.40%     21.64%
American Century VP Income & Growth Fund                    8.85            3,246           1.34%       1.40%     27.55%
American Century VP Value Fund                             16.67           13,800           1.13%       1.40%     27.16%
Federated Capital Income Fund II                           10.04            3,555           6.59%       1.40%     18.99%
Federated High Income Bond Fund II                         12.77            9,743           8.12%       1.40%     20.51%
Federated Prime Money Fund II                              11.37           21,228           0.71%       1.40%     -0.73%
Fidelity VIP Asset Manager Portfolio                       14.32            7,410           3.68%       1.40%     16.33%
Fidelity VIP Contrafund Portfolio                          18.30           21,793           0.48%       1.40%     26.67%
Fidelity VIP Equity-Income Portfolio                       16.08           18,884           1.73%       1.40%     28.51%
Fidelity VIP Index 500 Portfolio                           15.53           37,308           1.50%       1.40%     26.62%
First Eagle Overseas Variable Fund                         26.38           13,381           0.04%       1.40%     48.97%
Janus Aspen Series Balanced Portfolio (IS)                 10.92           25,155           2.18%       1.40%     12.46%
Janus Aspen Series Balanced Portfolio (SS)                 10.07              185           1.79%       1.40%     12.13%
Janus Aspen Series Capital Appreciation Portfolio (IS)      8.71           17,403           0.47%       1.40%     18.85%
Janus Aspen Series Capital Appreciation Portfolio (SS)      8.78                -           0.22%       1.40%     18.55%
Janus Aspen Series Flexible Income Portfolio (IS)          12.98           15,185           4.40%       1.40%      4.91%
Janus Aspen Series Flexible Income Portfolio (SS)          11.69               86           3.77%       1.40%      4.74%
Janus Aspen Series Growth Portfolio (IS)                    7.41           13,597           0.09%       1.40%     29.89%
Janus Aspen Series International Growth Portfolio (IS)      9.85            9,255           1.17%       1.40%     33.03%
Janus Aspen Series International Growth Portfolio (SS)      8.75               53           0.98%       1.40%     32.65%
Janus Aspen Series Worldwide Growth Portfolio (IS)          8.26           12,848           1.06%       1.40%     22.26%
Janus Aspen Series Worldwide Growth Portfolio (SS)          7.95                2           0.91%       1.40%     21.95%
Lazard Retirement Equity Portfolio                         10.24            1,747           0.68%       1.40%     22.28%
Lazard Retirement Small Cap Portfolio                      15.34            6,700            n/a        1.40%     35.30%
MFS Emerging Growth Series                                 12.07           12,670            n/a        1.40%     28.41%
MFS Investors Trust  Series                                12.96            6,722           0.67%       1.40%     20.44%
MFS Research Series                                        12.16            5,401           0.68%       1.40%     22.96%
MFS Total Return Series                                    16.83           20,034           1.77%       1.40%     14.70%
Templeton Developing Markets Securities Fund                9.78            1,238           1.03%       1.40%     50.86%
Templeton Global Asset Allocation Fund                     10.95            2,084           2.40%       1.40%     30.11%
Van Eck Worldwide Emerging Markets Fund                     9.36            1,736           0.11%       1.40%     52.04%
Van Eck Worldwide Hard Assets Fund                         10.87              960           0.48%       1.40%     43.05%
Van Kampen Emerging Markets Equity Portfolio                7.11              477            n/a        1.40%     47.58%
Van Kampen International Magnum Portfolio                   7.56              932           0.13%       1.40%     25.64%

                       Valley Forge Life Insurance Company
                        Variable Annuity Separate Account
                          Notes to Financial Statements
                                December 31, 2005

                                                                 At year end                     For the year ended
                                                       --------------------------------- -----------------------------------
                                                                    Net Assets           Investment
                                                                                           Income      Expense     Total
                                                           Unit Value      (000s)          Ratio*      Ratio**    Return***
                                                           ----------- --- ------------- ------------ ----------- ----------
December 31, 2002
Alger American Growth Portfolio                        $   11.79       $   19,465            0.04%       1.40%    -33.93%
Alger American Leveraged AllCap Portfolio                   4.09            2,623            0.01%       1.40%    -34.84%
Alger American MidCap Growth Portfolio                     13.48           18,343             n/a        1.40%    -30.53%
Alger American Small Capitalization Portfolio               6.51            5,605             n/a        1.40%    -27.26%
Alliance Growth and Income Portfolio                        9.42           15,436            0.56%       1.40%    -23.35%
Alliance Premier Growth Portfolio                           4.80            4,700             n/a        1.40%    -31.81%
American Century VP Income & Growth Fund                    6.94            2,918            1.10%       1.40%    -20.50%
American Century VP Value Fund                             13.11           12,509            0.87%       1.40%    -13.84%
Federated Capital Income Fund II                            8.44            3,467            5.87%       1.40%    -25.01%
Federated High Income Bond Fund II                         10.60           11,855            9.51%       1.40%     -0.03%
Federated Prime Money Fund II                              11.45           30,864            1.40%       1.40%     -0.02%
Fidelity VIP Asset Manager Portfolio                       12.31            7,334            4.24%       1.40%    -10.00%
Fidelity VIP Contrafund Portfolio                          14.45           20,118            0.89%       1.40%    -10.62%
Fidelity VIP Equity-Income Portfolio                       12.52           16,506            1.73%       1.40%    -18.11%
Fidelity VIP Index 500 Portfolio                           12.26           34,468            1.39%       1.40%    -23.34%
First Eagle Overseas Variable Fund                         17.71            9,711            0.26%       1.40%     14.11%
Janus Aspen Series Balanced Portfolio (IS)                  9.71           26,614            2.36%       1.40%     -7.75%
Janus Aspen Series Balanced Portfolio (SS)                  8.98              190            2.27%       1.40%     -7.98%
Janus Aspen Series Capital Appreciation Portfolio (IS)      7.33           19,488            0.56%       1.40%    -16.85%
Janus Aspen Series Capital Appreciation Portfolio (SS)      7.41                1            0.33%       1.40%    -17.10%
Janus Aspen Series Flexible Income Portfolio (IS)          12.37           18,043            4.83%       1.40%      8.93%
Janus Aspen Series Flexible Income Portfolio (SS)          11.16               84            3.52%       1.40%      8.62%
Janus Aspen Series Growth Portfolio (IS)                    5.71           11,394             n/a        1.40%    -27.54%
Janus Aspen Series International Growth Portfolio (IS)      7.41            8,336            0.81%       1.40%    -26.63%
Janus Aspen Series International Growth Portfolio (SS)      6.60               40            0.78%       1.40%    -26.80%
Janus Aspen Series Worldwide Growth Portfolio (IS)          6.76           12,874            0.82%       1.40%    -26.54%
Janus Aspen Series Worldwide Growth Portfolio (SS)          6.52                2            0.58%       1.40%    -26.75%
Lazard Retirement Equity Portfolio                          8.38            1,483            0.07%       1.40%    -17.42%
Lazard Retirement Small Cap Portfolio                      11.33            5,084             n/a        1.40%    -18.83%
MFS Emerging Growth Series                                  9.40           12,568             n/a        1.40%    -34.69%
MFS Investors Trust  Series                                10.76            6,775            0.56%       1.40%    -22.07%
MFS Research Series                                         9.89            4,828            0.34%       1.40%    -25.59%
MFS Total Return Series                                    14.68           19,297            1.86%       1.40%     -6.49%
Templeton Developing Markets Securities Fund                6.48              838            1.48%       1.40%     -1.54%
Templeton Global Asset Allocation Fund                      8.42            1,384            1.89%       1.40%     -5.73%
Van Eck Worldwide Emerging Markets Fund                     6.16            1,155            0.19%       1.40%     -4.26%
Van Eck Worldwide Hard Assets Fund                          7.60              659            0.78%       1.40%     -4.21%
Van Kampen Emerging Markets Equity Portfolio                4.82              309             n/a        1.40%    -10.17%
Van Kampen International Magnum Portfolio                   6.02              813            0.90%       1.40%    -17.98%

                       Valley Forge Life Insurance Company
                        Variable Annuity Separate Account
                          Notes to Financial Statements
                                December 31, 2005

                                                                 At year end                     For the year ended
                                                       --------------------------------- -----------------------------------
                                                                    Net Assets           Investment
                                                                                           Income      Expense     Total
                                                           Unit Value      (000s)          Ratio*      Ratio**    Return***
                                                           ----------- --- ------------- ------------ ----------- ----------
December 31, 2001

Alger American Growth Portfolio                        $   17.85         $   35,922          0.24%       1.40%    -13.06%
Alger American Leveraged AllCap Portfolio                   6.28              4,404           n/a        1.40%    -17.11%
Alger American MidCap Growth Portfolio                     19.40             34,915           n/a        1.40%     -7.84%
Alger American Small Capitalization Portfolio               8.95              9,274          0.05%       1.40%    -30.51%
Alliance Growth and Income Portfolio                       12.29             20,959          0.51%       1.40%     -1.26%
Alliance Premier Growth Portfolio                           7.05              7,626          0.40%       1.40%    -18.56%
American Century VP Income & Growth Fund                    8.72              3,642          0.62%       1.40%     -9.64%
American Century VP Value Fund                             15.21             12,652          0.50%       1.40%     11.24%
Federated High Income Bond Fund II                         10.60              9,824          9.32%       1.40%     -0.04%
Federated Prime Money Fund II                              11.46             39,499          3.53%       1.40%      1.10%
Federated Utility Fund II                                  11.25              6,318          3.30%       1.40%    -14.93%
Fidelity Asset Manager Portfolio                           13.67              9,715          3.89%       1.40%     -5.44%
Fidelity Contrafund Portfolio                              16.17             26,570          0.84%       1.40%    -13.48%
Fidelity Equity-Income Portfolio                           15.28             21,971          1.35%       1.40%     -6.29%
Fidelity Index 500 Portfolio                               16.00             54,124          1.09%       1.40%    -13.34%
First Eagle SoGen Overseas Variable Fund                   15.52              8,555          5.31%       1.40%      5.95%
Janus Aspen Series Balanced Portfolio (IS)                 10.52             32,633          2.88%       1.40%     -6.01%
Janus Aspen Series Balanced Portfolio (SS) a                9.76                 51          1.15%       1.40%     -2.06%
Janus Aspen Series Capital Appreciation Portfolio (IS)      8.81             28,954          1.28%       1.40%    -22.78%
Janus Aspen Series Capital Appreciation Portfolio (SS)a     8.94                  1          0.20%       1.40%     -9.59%
Janus Aspen Series Flexible Income Portfolio (IS)          11.36             12,307          7.04%       1.40%      6.22%
Janus Aspen Series Flexible Income Portfolio (SS) a        10.27                  1          2.40%       1.40%      3.16%
Janus Aspen Series Growth Portfolio (IS)                    7.88             20,658          0.07%       1.40%    -25.79%
Janus Aspen Series International Growth Portfolio (IS)     10.09             13,449          1.03%       1.40%    -24.32%
Janus Aspen Series International Growth Portfolio (SS) a    9.01                  3          0.17%       1.40%     -9.30%
Janus Aspen Series Worldwide Growth Portfolio (IS)          9.20             21,615          0.49%       1.40%    -23.53%
Janus Aspen Series Worldwide Growth Portfolio (SS) a        8.90                  2          0.09%       1.40%    -10.35%
Lazard Retirement Equity Portfolio                         10.14              1,886          0.63%       1.40%     -8.77%
Lazard Retirement Small Cap Portfolio                      13.96              5,937          0.13%       1.40%     16.96%
MFS Emerging Growth Series                                 14.40             22,984           n/a        1.40%    -34.42%
MFS Investors Trust  Series                                13.81             10,538          0.51%       1.40%    -17.14%
MFS Research Series                                        13.29             10,415          0.01%       1.40%    -22.36%
MFS Total Return Series                                    15.70             21,247          1.73%       1.40%     -1.16%
Templeton Asset Strategy Fund                               8.93              1,248          1.34%       1.40%    -11.21%
Templeton Developing Markets Securities Fund                6.58                619          0.88%       1.40%     -9.38%
Van Eck Worldwide Emerging Markets Fund                     6.43              1,407           n/a        1.40%     -3.19%
Van Eck Worldwide Hard Assets Fund                          7.93                749          0.97%       1.40%    -11.71%
Van Kampen Emerging Markets Equity Portfolio                5.36                344           n/a        1.40%     -7.81%
Van Kampen International Magnum Portfolio                   7.33              1,016          0.53%       1.40%    -20.43%

a    Inception Date May 1, 2001.

* Investment Income Ratio - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values or redemption units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

** Expense Ratio - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

*** Total Return - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

VALLEY FORGE LIFE
INSURANCE COMPANY

(A WHOLLY-OWNED SUBSIDIARY OF SWISS RE
LIFE & HEALTH AMERICA INC.)
STATUTORY-BASIS FINANCIAL STATEMENTS
FOR THE YEARS ENDED
DECEMBER 31, 2005 AND 2004


VALLEY FORGE LIFE INSURANCE COMPANY
Index
--------------------------------------------------------------------------------------------

Report of Independent Auditors                                                         1 - 2


Statutory-Basis Financial Statements and Notes                                        3 - 23


Supplemental Schedule of Selected Statutory-Basis Financial Data                     24 - 25


Supplemental Schedule of Investment Risks Interrogatories                            26 - 28


Summary Investment Schedule                                                               29


Note to Supplemental Schedules of Selected Statutory-Basis Financial Data                 30

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of Valley Forge Life Insurance
Company:

We have audited the accompanying statutory-basis balance sheets of Valley Forge Life Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory-basis statements of operations and changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 1.

Our audit was conducted for the purpose of forming an opinion on the basic statutory basis financial statements taken as a whole. The accompanying Supplemental Schedule of Selected Statutory-Basis Financial Data, Summary Investment Schedule and Supplemental Schedule of Investment Risks Interrogatories of the Company as of December 31, 2005 and for the year then ended are presented for purposes of additional analysis and are not a required part of the basic statutory basis financial statements. The effects on the Supplemental Schedule of Selected Statutory-Basis Financial Data, Summary Investment Schedule and Supplemental Schedule of Investment Risks Interrogatories of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Supplemental Schedule of Selected Statutory-Basis Financial Data, Summary Investment Schedule and Supplemental Schedule of Investment Risks Interrogatories do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2005 and for the year then ended. The Supplemental Schedule of Selected Statutory-Basis Financial Data, Summary Investment Schedule and Supplemental Schedule of Investment Risks Interrogatories have been subjected to the auditing procedures applied in the audit of the basic statutory basis financial statements and, in our opinion, are fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.


/s/PricewaterhouseCoopers LLP

New York, New York
April 27, 2006


VALLEY FORGE LIFE INSURANCE COMPANY
Balance Sheets (Statutory-Basis)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                     DECEMBER 31,
                                                                                     -------------------------------------------
                                                                                              2005                  2004
                                                                                     -------------------------------------------
                                                                                           (IN THOUSANDS, EXCEPT SHARE DATA)
ADMITTED ASSETS
   Bonds                                                                              $         2,326,535   $         2,452,696
   Preferred stocks                                                                                 9,908                 9,908
   Real estate                                                                                     14,298                14,661
   Cash (including short-term investments of $36,103 and
     $112,061, respectively)                                                                        4,296                81,838
   Contract loans                                                                                  92,659                90,022
   Other invested assets                                                                                1                     2
                                                                                       -------------------   -------------------
CASH AND INVESTED ASSETS                                                                        2,447,697             2,649,127

   Accrued investment income                                                                       26,292                29,729
   Receivables from affiliates                                                                      2,317                     -
   Amounts due from reinsurers                                                                     70,816                39,945
   Net deferred federal income tax asset                                                           23,531                19,387
   Other admitted assets                                                                           13,763                18,756
   Separate account assets                                                                        356,686               453,461
                                                                                       -------------------    ------------------
TOTAL ADMITTED ASSETS                                                                 $         2,941,102   $         3,210,405
                                                                                       ===================   ===================

LIABILITIES
   Aggregate reserves for life, accident and health and annuity contracts             $         1,044,669   $         1,108,915
   Funds held under reinsurance treaties with affiliates                                          841,508               708,567
   Liability for deposit-type contracts                                                            89,830                80,417
   Premiums and considerations deferred and uncollected                                            57,726                52,371
   Policy claims and benefits on life and accident and health contracts                            45,421                42,086
   Other contract liabilities                                                                      11,030                 3,260
   Interest maintenance reserve                                                                    66,938                56,281
   Federal income taxes payable                                                                    24,600                69,081
   Commissions payable and expense allowances on reinsurance assumed                                1,354                 1,667
   Accounts payable and accrued expenses                                                            7,074                18,254
   Payable to affiliates                                                                                -                 2,090
   Asset valuation reserve                                                                          9,706                 6,932
   Other liabilities                                                                               27,341                53,572
   Separate account liabilities                                                                   356,686               453,461
                                                                                       -------------------    ------------------
TOTAL LIABILITIES                                                                               2,583,883             2,656,954
                                                                                       -------------------    ------------------

CAPITAL AND SURPLUS
   Common stock - par value $50 per share: authorized 200,000
     shares; issued and outstanding, 50,000 shares                                                  2,500                 2,500
   Gross paid-in and contributed capital                                                          215,951               380,960
   Unassigned surplus                                                                             138,768               169,991
                                                                                       -------------------    ------------------
TOTAL CAPITAL AND SURPLUS                                                                         357,219               553,451
                                                                                       -------------------    ------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                                $         2,941,102   $         3,210,405
                                                                                       ===================   ===================



The accompanying notes are an integral component of the financial statements                                                  3

VALLEY FORGE LIFE INSURANCE COMPANY
Statements of Operations and Changes in Capital and Surplus (Statutory-Basis)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                               YEARS ENDED DECEMBER 31,
                                                                                     -------------------------------------------
                                                                                              2005                  2004
                                                                                     -------------------------------------------
                                                                                                    (IN THOUSANDS)
REVENUES

   Premiums and annuity considerations                                                $           194,708      $        275,368
   Net investment income                                                                          147,134               147,519
   Amortization of interest maintenance reserve                                                    10,211                 9,798
   Commissions and expense allowances on reinsurance ceded                                         68,965               228,399
   Other revenues                                                                                       -                37,182
                                                                                       -------------------    ------------------
           TOTAL REVENUES                                                                         421,018               698,266
                                                                                       -------------------    ------------------
Benefits and expenses

   Policy claims and benefits                                                                     233,818               285,673
   (Decrease) increase in aggregate reserves for life and accident and health contracts           (64,246)              692,529
   Commissions and expense allowances                                                              14,465                55,157
   General insurance expenses and taxes, licenses and fees                                         78,236               109,321
   Interest on funds withheld, for reinsurers                                                      40,995                19,206
   Other expenses                                                                                   1,053              (670,584)
                                                                                       -------------------    ------------------
           TOTAL BENEFITS AND EXPENSES                                                            304,321               491,302
                                                                                       -------------------    ------------------

   Gain from operations before dividends to policyholders and before federal
           income taxes and net realized capital gains (losses)                                   116,697               206,964
   Dividends to policyholders                                                                       4,443                 4,301
                                                                                       -------------------    ------------------
   Operating income before income taxes and net realized capital gains (losses)                   112,254               202,663

   Federal income tax (benefit) expense on operations                                             (29,175)              367,778
                                                                                       -------------------    ------------------
           GAIN (LOSS) FROM OPERATIONS BEFORE NET REALIZED CAPITAL GAINS                          141,429              (165,115)
           (LOSSES)

   Net realized capital gains (losses), less federal income tax
           (benefit) expense of $(4,723) and $7,384, respectively, and excluding net gains of $20,868 and $10,288, respectively,
           transferred to the interest maintenance reserve                                         15,960                (1,444)
                                                                                       -------------------    ------------------
           NET INCOME (LOSS)                                                                      157,389              (166,559)
OTHER CHANGES IN CAPITAL AND SURPLUS
   Change in net unrealized gain                                                                        -                   990
   Change in net deferred income tax                                                              (92,372)              217,668
   Change in non-admitted assets                                                                   97,139              (196,427)
   Change in liability for reinsurance in unauthorized companies                                  (11,145)               (8,449)
   Change in asset valuation reserve                                                               (2,775)               (5,356)
   Change in capitalized ceding commissions                                                        (9,468)              203,338
   Capital contributed                                                                           (165,009)              311,809
   Dividends to shareholder                                                                      (169,991)                    -
                                                                                       -------------------    ------------------
           NET (LOSS) INCOME AND OTHER CHANGES IN CAPITAL AND SURPLUS                            (196,232)              357,014
   CAPITAL AND SURPLUS, BEGINNING OF YEAR                                                         553,451               196,437
                                                                                       -------------------    ------------------
           CAPITAL AND SURPLUS, END OF YEAR                                           $           357,219   $           553,451
                                                                                       ===================   ===================



The accompanying notes are an integral component of the financial statements                                                  4

VALLEY FORGE LIFE INSURANCE COMPANY
Statements of Cash Flows (Statutory-Basis)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                              YEARS ENDED DECEMBER 31,
                                                                                     -------------------------------------------
                                                                                              2005                  2004
                                                                                     -------------------------------------------
                                                                                                   (IN THOUSANDS)
CASH FROM OPERATIONS
   Premiums collected, net of reinsurance                                             $           226,767   $           307,904
   Net investment income                                                                          134,455               126,305
   Miscellaneous sources                                                                           34,298               265,580
   Benefits paid                                                                                 (228,185)             (317,111)
   Commissions and expense allowance on reinsurance assumed                                      (145,765)              580,798
   Dividend paid to policyholders                                                                  (4,469)               (1,899)
   Federal income taxes paid                                                                      (10,584)             (320,384)
                                                                                       -------------------    ------------------
NET CASH PROVIDED BY OPERATIONS                                                                     6,517               641,193
                                                                                       -------------------    ------------------
CASH FROM INVESTING ACTIVITIES
   Proceeds from investments sold, matured or repaid:
     Bonds                                                                                        700,346               783,623
     Stocks                                                                                             -                14,187
     Other invested assets                                                                            363                     -
     Net losses on short term investments                                                               -                    (5)
                                                                                       -------------------    ------------------
Total investment proceeds                                                                         700,709               797,805
                                                                                       -------------------    ------------------
Cost of investments acquired:
     Bonds                                                                                       (523,957)           (2,651,220)
     Stocks                                                                                             -                (9,908)
     Real estate                                                                                        -               (14,920)
     Miscellaneous applications                                                                      (186)               (1,058)
                                                                                       -------------------    ------------------
Total cost of investment acquired                                                                (524,143)           (2,677,106)
(Increase) decrease in policy loans                                                                (2,760)                5,839
                                                                                       -------------------    ------------------
NET CASH PROVIDED BY (USED IN) INVESTMENTS                                                        173,806            (1,873,462)
                                                                                       -------------------    ------------------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
   Capital contributions                                                                         (165,009)              311,809
   Net deposits on deposit-type contracts and other insurance liability                            89,282                    50
   Dividends paid to stockholders                                                                (169,991)                    -
   Other cash (applied) provided, net                                                             (12,147)              920,678
                                                                                       -------------------    ------------------
NET CASH PROVIDED BY (USED IN) FINANCING AND MISCELLANEOUS SOURCES                               (257,865)            1,232,537
                                                                                       -------------------    ------------------
Net (decrease) increase in cash and short-term investments
Cash and short-term investments                                                                   (77,542)                  267
BEGINNING OF YEAR                                                                                  81,838                81,571
                                                                                       -------------------    ------------------
END OF YEAR                                                                           $             4,296    $           81,838
                                                                                       ===================    ==================


The accompanying notes are an integral component of the financial statements                                                  5

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

1.   BASIS OF PRESENTATION AND NATURE OF BUSINESS

     ORGANIZATION

     Valley Forge Life Insurance Company, ("VFL" or the "Company"), an Indiana domiciled insurance company, is a wholly-owned subsidiary of Swiss Re Life & Health America Inc. (the "Parent" or "SRLHA"), which is a wholly-owned indirect subsidiary of the Swiss Reinsurance Company of Zurich, Switzerland ("Swiss Re" or "SRZ").

     On February 5, 2004, SRLHA announced the acquisition of CNA Financial Corporation's ("CNAF") individual life insurance and annuity business, including VFL. As a result of the acquisition, effective March 6, 2004, VFL ceased accepting new policy applications.

     On April 30, 2004, SRLHA closed on the purchase of VFL from CNAF. The final adjusted purchase price was $629,673, which included an operations facility in Nashville. Concurrent with the purchase, the Company ceded 100% of its Long Term Care ("LTC") exposure to Continental Casualty Company ("CCC").

     Prior to the acquisition, the Company was a Pennsylvania domiciled insurance company and a wholly-owned subsidiary of Continental Assurance Company ("CAC") which is wholly owned by CCC. CCC is wholly-owned by The Continental Corporation ("TCC"). TCC is wholly-owned by CNAF. Loews Corporation ("Loews") owned approximately 90% of the outstanding common stock of CNAF at December 31, 2003.

     Effective December 29, 2004, the Company redomesticated to the State of Indiana.

     BUSINESS

     The Company is authorized to transact business in the District of Columbia, Puerto Rico and all states except New York.

     The Company's primary business is to provide financial protection to individuals through a full product line of term life insurance, universal life insurance, annuities and other products. During 2005, the Company completed a system conversion of its policy administration from those systems of its former parent, to those of a third party administrator ("TPA"). Effective October 1, 2005, the TPA commenced administrative operations in the Nashville, TN facility owned by VFL. In addition, the TPA hired a significant portion of employees that were formerly staff of VFL to perform such administrative functions. Effective December 31, 2005, the Company no longer has direct employees.

     BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance (the "Department"). The Department recognizes as "prescribed" practices the codified Statements of Statutory Accounting Principles ("SSAP") incorporated into the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual.

     "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     Certain reclassifications have been made in amounts presented on the Balance Sheets and Statements of Operations from the prior year to conform to the current year's presentation. These reclassifications had no effect on previously reported net income.

     ESTIMATES, RISK AND UNCERTAINTIES

     The preparation of financial statements requires the use of estimates and assumptions developed by management. Any adjustments to reported bases of assets or liabilities resulting from changes in estimates are recognized in the period the estimates are revised.

     Mortality experience is a significant factor in the determination of the results of operations. This factor is generally predictable over time but is subject to fluctuations from year to year. A significant fluctuation from year to year could adversely affect the Company's results of operations.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     i) Statutory accounting practices followed by the Company differ from accounting principles generally accepted in the United States of America ("GAAP"). The more significant variances from GAAP are as follows:

     Investments: The reported values of bonds and stocks are determined in accordance with methods prescribed by the NAIC. Bonds are stated principally at amortized cost using the interest method. Preferred stocks are reported at cost. Changes between cost and admitted invested asset amounts are credited or charged directly to unassigned surplus as unrealized gains or losses. For GAAP, all fixed maturity investments have been classified as available-for-sale securities and are reported at fair value. Changes in fair value, net of tax, are recorded as a separate component of other comprehensive income.

     For statutory reporting, an asset valuation reserve ("AVR"), which represents a provision for fluctuations in the value of invested assets as determined by NAIC prescribed formula, is reported as a liability. Changes in the liability are credited or charged directly to unassigned surplus. An AVR is not recognized for GAAP.

     Under a formula prescribed by the NAIC, the Company defers in an interest maintenance reserve ("IMR") the portion of realized capital gains and losses, net of taxes, attributable to changes in the general level of interest rates and amortizes these deferred amounts over the remaining period to maturity of the securities sold using the NAIC Grouped Method. Realized capital gains and losses, net of taxes and transfers to the IMR, are reported as a separate component of income. For GAAP, realized capital gains and losses are included in income as a component of revenue when the related securities are sold or called. Under both statutory accounting and GAAP, when a decline in fair value is determined to be other than temporary, realized losses are recorded in the statement of operations.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     Policy Acquisition Costs: For statutory accounting, costs of acquiring and renewing business are expensed when incurred. Under GAAP, the acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy-related revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For annuity and universal life insurance, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from investment income, mortality and expense margins.

     Non-admitted Assets: Certain assets, designated as "non-admitted", are excluded from the balance sheet and charged directly to unassigned surplus. These assets are principally deferred federal income tax assets in excess of certain defined limitations, non-operating system software and agents' debit balances. Such amounts are included in total assets under GAAP to the extent realizable.

     Aggregate Reserves for Life and Accident and Health Contracts: The aggregate reserves for life and accident and health insurance contracts are based on statutorily prescribed mortality and interest assumptions, rather than on the mortality, interest and withdrawal assumptions anticipated by the Company when the policies were issued, as would be required under GAAP.

     Additional statutory reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

     Universal Life and Annuities: Revenues from universal life insurance and annuity contracts consist of premiums. Benefits consist of mortality, surrenders and changes in the policy reserves. For GAAP, premiums in excess of policy fees and charges are not recorded as revenues but are credited to a fund balance liability. Benefits consist of interest credited to the fund balance and mortality in excess of the fund balance.

     Modified Coinsurance: For statutory accounting, reserves ceded under modified coinsurance agreements are retained by ceding companies. For GAAP, the Company records separate payables and receivables for ceded modified coinsurance contracts.

     Reinsurance Assumed: For statutory accounting, the assets transferred relating to the reinsurance of inforce blocks of business are recorded as components of premiums and annuity considerations in the statement of operations with a corresponding increase in the aggregate reserves for life and accident and health contracts. Under GAAP, the related asset and liability transfers are recorded in the balance sheet only.

     Reinsurance Ceded: For statutory accounting, a liability is provided for unsecured reinsurance ceded to unauthorized companies and changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established with a charge to earnings.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     Under statutory accounting, any increase in surplus, net of federal income taxes, resulting from the reinsurance of life and accident and health inforce business is deferred and credited directly to unassigned surplus and recognized in commissions and expense allowances on reinsurance ceded as earnings emerge from the underlying business. Under GAAP, gains from the reinsurance of inforce blocks of business are deferred and amortized into income over the settlement period of the liabilities assumed.

     Certain policy-related assets and liabilities are reported net of reinsurance ceded. Such netting is not permitted under GAAP unless a legal right of offset exists.

     Federal Income Taxes: Deferred federal income taxes are provided to reflect the net tax effects of temporary differences between the carrying amounts of statutory-basis assets and liabilities and the amounts used for federal income tax purposes. The change in net deferred taxes is charged or credited to surplus. Deferred tax assets in excess of certain defined limitations are excluded from the balance sheet and charged to surplus as a non-admitted asset. Under GAAP, deferred federal income taxes reflect the net tax effect of temporary differences between the carrying amount of GAAP basis assets and liabilities and the amounts used for federal income tax purposes. The change in net deferred taxes, excluding the amount related to other comprehensive income, is a component of net income. A valuation allowance is established for deferred tax assets not expected to be realized.

     ii)Other significant accounting policies include the following:

     Life premiums and annuity considerations are recognized as revenue when due. On universal life-type insurance policies and annuities with life contingencies, premiums and considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received.

     Realized gains and losses from sales of investments are determined using the specific identification basis. The Company performs a periodic review of its investment portfolio to determine if there has been an other than temporary decline in the fair value of any individual securities. The Company considers numerous factors in evaluating each security, including the length of time and the extent to which the fair value has been less than cost, the financial condition and short term prospects of the issuer and the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value. If the Company determines that the decline in fair value below cost is other-than-temporary, the cost basis of the investment is written down to fair value as a new cost basis and the amount of the write down is accounted for as a realized loss.

     Bonds are carried at amortized cost. Premiums and discounts on bonds are amortized or accreted to investment income using the interest method over the contractual lives of the bonds taking into consideration call provisions, or in the case of mortgage and asset backed bonds, over the estimated life of the bond based upon anticipated prepayments at the date of purchase. Prepayment assumptions for mortgage-backed and structured securities are obtained from independent financial services and are applied quarterly. Significant changes in prepayment assumptions are accounted for using the retrospective adjustment method, based upon prepayment assumptions obtained from external pricing services, which are consistent with the current interest rate and economic environment. An internal matrix is used to value non-public issues.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC fair values depending on the assigned credit rating and whether the preferred stock has mandatory sinking fund provisions. Redeemable preferred stocks with NAIC designations of 1 through 3 are stated at book value. Non-redeemable preferred stocks with NAIC designations of 1 through 3 are stated at fair value. Preferred stocks with NAIC designations of 4 through 6 are stated at the lower of cost, amortized cost or fair value.

     The Company does not customarily invest in real estate. However, in conjunction with SRLHA's purchase of VFL, the Company purchased a building and the adjacent property, for $14,920. The building and property are currently classified as held for sale and is carried at the lower of depreciated cost or fair value less encumbrances and estimated cost to sell the property. The building is being depreciated over its estimated useful life of 39 1/2 years. Depreciation expense charged to operations in 2005 and 2004 was $363 and $259, respectively.

     Contract loans are reported at unpaid principal balances.

     Cash includes cash on deposit and cash equivalents, which are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

     Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

     Policy claims and benefits include amounts determined on individual case reported basis for reported claims and estimates of incurred but not reported claims developed on the basis of past experience. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for unpaid claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

     Separate Account Business - The Company maintains deferred variable annuities and variable universal life contracts. The assets and liabilities for these products are almost entirely in the separate accounts of the Company, which are legally segregated and recorded in the accompanying statutory-basis statements of admitted assets, liabilities, capital and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the contract holder and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in revenue in the statutory-basis statements of operations.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     The assets of separate accounts containing variable annuities and variable universal life are carried at fair value and consist primarily of mutual funds held by the Company for the benefit of contract holders. The reserves for these products consist of the fund value less a Commissioner's Annuity Reserve Valuation Method ("CARVM") (for variable annuities) or Commissioners' Reserve Valuation Method ("CRVM") (for variable life) allowance. Deposits received from, and benefits paid to, separate account contract holders are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable life and annuity contracts are not reflected in the Company's statutory-basis statements of operations.

     The assets of separate accounts containing market value adjusted annuities are carried at fair value. Investment income, including realized and unrealized capital gains and losses, related to the assets which support the market value adjusted annuities accrues to the Company. Investment income is recorded by the Company and reflected in the accompanying statutory-basis statements of operations in "Net transfer to (from) Separate Accounts". Liabilities for such contracts are valued using market interest rates.

     Asset-backed securities are stated at either amortized cost or the lower of amortized cost or fair value, and the securities are revalued with new prepayment assumptions using the retrospective or prospective adjustment methodologies based on the types of asset-backed securities. Fixed rate securities are revalued using the retrospective method and variable rate securities are revalued using the prospective method.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties. The fair values of investments in bonds and stocks, presented in
     Note 4, are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services, or in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. For common stock that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

     All other financial instruments are carried at amounts which approximate fair value, except insurance contracts, which are exempt from fair value disclosure requirements. However, the fair value of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates by seeking to match duration of investment cash flows with duration of amounts due under insurance contracts.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

4.   INVESTED ASSETS

     The following tables present the book/adjusted carrying value, gross unrealized gains and losses and estimated fair values of investments in bonds and preferred stocks at December 31:

                                              BOOK/        GROSS         GROSS
                                            ADJUSTED     UNREALIZED    UNREALIZED       FAIR
                                         CARRYING VALUE    GAINS         LOSSES         VALUE
                                          ------------- ------------- ------------- -------------
December 31, 2005
U.S. Government obligations                  $ 375,930   $    34,944   $     1,141    $  409,733
All other Governments                           86,913         5,537           226        92,224
Special revenue and special assessment           1,066            82            16         1,133
Public utilities                               100,703         4,997           470       105,230
Industrial and miscellaneous                 1,085,727        68,465         8,340     1,145,852
Mortgage asset-backed securities               658,637        10,635         9,218       660,053
Credit tenant loans                             17,559           259             -        17,817
                                          ------------- ------------- ------------- -------------
   TOTAL BONDS                             $ 2,326,535   $   124,919   $    19,411   $ 2,432,042
                                          ============= ============= ============= =============
Preferred stocks - unaffiliated            $     9,908   $     3,023   $         -   $    12,931
                                          ------------- ------------- ------------- -------------
   TOTAL PREFERRED STOCKS                  $     9,908   $     3,023   $         -   $    12,931
                                          ============= ============= ------------- =============

DECEMBER 31, 2004
U.S. Government obligations                $   190,562   $    11,752   $     1,461    $  200,853
All other Governments                           45,389           725            27        46,087
Special revenue and special assessment             185            79             -           264
Public utilities                               144,567        10,964           148       155,383
Industrial and miscellaneous                 1,295,369       117,361         2,738     1,409,992
Mortgage asset-backed Securities               749,783        23,482         6,024       767,241
Credit tenant loans                             26,841           503           172        27,172
                                          ------------- ------------- ------------- -------------
   TOTAL BONDS                             $ 2,452,696   $   164,866   $    10,570    $2,606,992
                                          ============= ============= ============= =============

Preferred stocks - unaffiliated            $     9,908   $     3,264   $         -    $   13,172
                                          ------------- ------------- ------------- -------------
   TOTAL PREFERRED STOCKS                  $     9,908   $     3,264   $         -    $   13,172
                                          ============= ============= ============= =============


                                                                                              12

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
-----------------------------------------------------------------------------------------------------------------------------

      The following table presents gross unrealized losses and fair values, aggregated by investment category and length of time for these securities with unrealized losses, at December 31:

                                      LESS THAN TWELVE MONTHS       TWELVE MONTHS OR MORE               TOTAL
                                     -------------------------- ---------------------------- -----------------------------
                                                       GROSS                    GROSS                        GROSS
                                         FAIR       UNREALIZED      FAIR      UNREALIZED        FAIR       UNREALIZED
December 31, 2005                        VALUE        LOSSES        VALUE       LOSSES         VALUE         LOSSES
                                     -------------------------- ------------------------- -----------------------------
U.S. Government obligations             $ 35,527         $ 850    $  5,402     $   291        $ 40,929       $ 1,141
All other Governments                     21,071           225           -           -          21,071           225
Special revenue and assessment               848            16           -           -             848            16
Public utilities                          20,692           444       2,509          27          23,201           471
Industrial and miscellaneous             259,720         6,863      42,058       1,477         301,778         8,340
Mortgage backed securities               335,427         7,154      47,877       2,064         383,304         9,218
                                     -------------------------- ------------------------- -----------------------------
Total bonds                             $673,285      $ 15,552    $ 97,846     $ 3,859       $ 771,131      $ 19,411
                                     ========================== ========================= =============================

DECEMBER 31, 2004
U.S. Government obligations             $ 90,879       $ 1,461           -           -       $  90,879      $  1,461
All other Governments                     14,776            27           -           -          14,776            27
Public utilities                          17,724           148           -           -          17,724           148
Industrial and miscellaneous             181,827         2,738           -           -         181,827         2,738
Mortgage backed securities               160,619         6,024           -           -         160,619         6,024
Credit tenant loans                       27,173           172           -           -          27,173           172
                                     -------------------------- ------------------------- -----------------------------
Total bonds                            $ 492,998      $ 10,570    $      -     $     -       $ 492,998      $ 10,570
                                     ========================== ========================= =============================

     At December 31, 2005, the Company held fifty-seven fixed maturity securities with gross unrealized losses of $3,859 that had been in an unrealized loss position for 12 months or more. Based on an evaluation by the Company (refer to Note 2 for a description of factors considered), such securities were not considered to be other-than-temporarily impaired.

     At December 31, 2005, the contractual maturities of investments in bonds are as follows:

                                                BOOK/ADJUSTED
                                                CARRYING VALUE      FAIR VALUE
                                              ---------------------------------

        Due in one year or less                        $ 7,435         $ 7,417
        Due after one year through five years           88,743          91,175
        Due after five years through ten years         316,913         329,991
        Due after ten years                          1,254,807       1,343,406
        Motgage and asset backed securities            658,637         660,053
                                              ---------------------------------
           Total                                   $ 2,326,535     $ 2,432,042
                                              =================================

     Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     Major sources and related amounts of net investment income are as follows:

                                                 2005             2004
                                            ---------------- ----------------
           Bonds                                  $ 144,300        $ 121,568
           Preferred stocks                             908              999
           Contract loans                             5,824            6,160
           Cash and short-term investments            1,844            1,669
           Other invested assets                      1,124           21,629
                                            ---------------- ----------------
           GROSS INVESTMENT INCOME                  154,000          152,025
           Less: Investment expenses                  6,866            4,506
                                            ---------------- ----------------
           NET INVESTMENT INCOME                  $ 147,134        $ 147,519
                                            ================ ================

     Realized capital gains and losses and proceeds from sales of investments in bonds, excluding calls and maturities and before transfer of certain net gains to the IMR, consist of the following:

                                                            2005             2004
                                                     -----------------  ---------------
         Realized gains                               $       35,539     $     21,703
         Realized losses                                      (3,795)          (5,082)
                                                     -----------------  --------------
         NET REALIZED GAINS FROM SALES OF BONDS       $       31,744     $     16,621
                                                     =================  ==============
         PROCEEDS FROM SALES OF BONDS                 $      614,291     $    699,200
                                                     =================  ===============

     Realized capital losses on total investments include no write downs for securities that experienced an other-than-temporary decline in value in 2005 and 2004.

     The Company is a participant in the Swiss Re Money Market Fund ("SRMMF") governed by an agreement among affiliates whereby participants pool funds and invest primarily in liquid short-term investments. Each participant owns shares in the fund that are carried at a net asset value of $1 per share. Swiss Re Asset Management (Americas) Inc. ("SRAM"), an affiliated entity, is the investment manager of the account and provides related accounting services. At December 31, 2005 and 2004, the Company had $35,862 and $100,804, respectively, invested in SRMMF.

     Proceeds from the sale of stocks were $0 and $14,200 during 2005 and 2004, respectively.

     Cash and securities with carrying values of approximately $7,114 and $8,200, respectively, were deposited by the Company under requirements of regulatory authorities as of December 31, 2005 and 2004.

     In July 2002, the Company entered into an agreement, whereby an insurance subsidiary of The Phoenix Company, Inc. acquired the variable life and annuity business of the Company through a coinsurance arrangement, with modified coinsurance on the Separate Account. Securities with carrying values of approximately $356,686 and $453,461 at December 31, 2005 and 2004, respectively, continue to be held by the Company and are reported as Separate Account assets in the admitted assets section of the statutory-basis statements of admitted assets, liabilities, capital and surplus. See Note 14 for further details.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

5.   LIFE PREMIUMS AND ANNUITY CONSIDERATIONS DUE AND UNCOLLECTED

     The following table reflects due and uncollected life insurance premiums and annuity considerations as of December 31:

                                                      2005
                                                             NET OF
                                                GROSS        LOADING
                                           ---------------------------
      Ordinary life (new business)            $       -     $       -
      Ordinary life (renewal business)          (60,943)      (59,119)
      Group life                                      -             -
                                           ---------------------------
        TOTAL                                 $ (60,943)    $ (59,119)
                                           ===========================

6.   AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH CONTRACTS

     Reserves for life policies and accident and health contracts are generally computed on the net level premium, Commissioners' Reserve Valuation Method ("CRVM") and two-year preliminary term methods, respectively. The reserves are based on statutory mortality, morbidity and interest assumptions without consideration of withdrawals, except for individual Long Term Care, which beginning with 1998 issues do anticipate lapse and withdrawal activity. Accident and health reserves are generally calculated at an interest rate of 4.5% using the 1985 National Nursing Home Survey. Life policy reserves are principally determined by using the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality ("CSOM") tables with valuation interest rates ranging from 2.5% to 6.0%.

     Policy reserves for deferred annuity contracts are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with interest rates ranging from 5.0% to 7.0%. Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. The tabular interest on funds not involving life contingencies has been calculated as the product of the valuation rate of interest times the average daily outstanding deposit fund liability.

     The Company waives deduction of deferred fractional premiums upon deaths of insured and returns any portion of the final premium beyond the date of death. A reserve is held where a surrender value is promised in excess of the legally computed reserves, if any.

     Extra premiums are charged for substandard lives. Mean reserves for substandard policies with flat extra charges are determined by computing the regular mean reserve and adding one-half (1/2) of the extra premium charge for the year. Mean reserves for table related substandard policies are based on appropriate multiples of standard rates of mortality.

     At December 31, 2005 the Company had $2,289,541 of insurance inforce for which the maximum gross premiums are less than the net premiums, according to the standard of valuation set by the Department. Premium deficiency reserves, for the above insurance totaled $43,383 at December 31, 2005. The Company does not utilize anticipated investment income as a factor in the premium deficiency calculation.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     The following table reflects withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31:


                                                                           2005
                                                                           ----
                                                                AMOUNT     % OF TOTAL
                                                              -------------------------
Subject to discretionary withdrawal - with adjustment:          $ 48,263          9.6%
     at book value less surrender charge of 5% or more                 -          0.0%
     at market value                                             268,499         53.5%
                                                              -------------------------
        SUBTOTAL                                                 316,762         63.1%
                                                              -------------------------
Subject to discretionary withdrawal - without adjustment:
     at book value (minimal or no charge or adjustment)          179,540         35.8%
Not subject to discretionary withdrawal                            5,587          1.1%
                                                              -------------------------
       TOTAL (GROSS)                                             501,889        100.0%
                                                                          -------------
Reinsurance ceded                                                (13,675)
                                                              -----------
NET ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES              $ 488,214
                                                              ===========

7.   FEDERAL INCOME TAXES

     The components of the net deferred tax asset ("DTA") at December 31, 2005 and 2004 are as follows:

                                                     DECEMBER 31,
                                            --------------------------------
                                                2005                 2004
                                               -----                -----
Total gross DTAs                             $ 162,882            $ 258,752
Total deferred tax liabilities ("DTL")            (138)              (3,637)
                                            --------------------------------
Net DTA                                        162,744              255,115
Non-admitted DTA                              (139,213)            (235,728)
                                            --------------------------------
Net admitted DTA                             $  23,531            $  19,387
                                            ================================

(Decrease) in nonadmitted DTA                $ (96,515)
                                            ===========

     The dividend paid during 2005 (Note 8) resulted in a tax free distribution of the entire balance in the Company's policyholder surplus account. There are no other unrecognized DTLs.

      Current income taxes incurred consists of the following major components:

                                             Year Ended December 31,
                                           ----------------------------
                                               2005           2004
                                           -------------  -------------

Current year expense                        $     7,100    $   378,452
Prior year return to provision adjustment       (40,998)        (3,290)
                                           -------------  -------------
Federal income taxes incurred               $   (33,898)   $    375,162
                                           =============  =============

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     The components of DTAs and DTLs and changes therein are as follows:

                                                          December 31,
                                                --------------------------------
                                                   2005       2004      Change
                                                --------------------------------
DTAs resulting from book/tax differences in:
Invested assets                                  $ 30,075   $ 44,719  $ (14,644)
Deferred acquisition costs                        111,277    109,322      1,955
Aggregate reserves and contract liabilities        13,201     93,205    (80,004)
Net capital loss carryforward                           -      4,181     (4,181)
Other                                               8,329      7,325      1,004
                                                --------------------------------
Total DTAs                                        162,882    258,752    (95,870)
                                                --------------------------------
DTA non-admitted                                 (139,213)  (235,728)    96,515
                                                --------------------------------
DTA admitted                                       23,669     23,025        645
                                                --------------------------------
DTLs resulting from book/tax differences in:
Other                                                (138)    (3,637)     3,498
                                                --------------------------------
Total DTLs                                           (138)    (3,637)     3,498
                                                --------------------------------
Net admitted DTA                                 $ 23,531   $ 19,387    $ 4,143
                                                ================================

     Total statutory income taxes differ from the amount that would be obtained by applying the federal income tax rate of 35% to net gain from operations and realized capital gains/(losses). Among the more significant book to tax adjustments are the following:

                                                                    Effective
                                      Amount   Tax Effect at 35%     Tax Rate
                                      -----    -----------------     --------
Net gain from operations            $ 112,254          $ 39,289
Realized capital gains                 32,105            11,237
                                   -----------------------------
                                      144,359            50,526          35.0%
Capitalized ceding commissions         (9,469)           (3,314)         -2.3%
Changes in IMR                        (10,211)           (3,574)         -2.5%
Changes in surplus                        612               213           0.2%
Prior period adjustments               41,779            14,623          10.1%
                                   --------------------------------------------
                                    $ 167,070         $  58,474          40.5%
                                   ============================================

Federal income taxes incurred                         $ (33,898)        -23.5%
Change in net deferred income taxes                      92,372          64.0%
                                              ---------------------------------
Total statutory income taxes                           $ 58,474          40.5%
                                              =================================

     At December 31, 2005, the Company had no loss carryovers.

     The amount of federal income taxes incurred and available for recoupment in the event of future tax losses is:

                                2005           $   7,100

                                2004           $  11,484

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     The Company is included in a consolidated federal life insurance company income tax return filed by the Company's Parent. Companies included in the consolidated return are as follows:

      Swiss Re Life & Health America Inc.
      Reassure America Life Insurance Company
      Southwestern Life Insurance Company
      Valley Forge Life Insurance Company
      Aldgate Reinsurance Company Limited
      Atlantic Reinsurance Company Ltd (from the date of its contribution to the Parent on December 21, 2005)

     The method of allocation among the companies is subject to a written agreement approved by the Board of Directors. Allocation is based upon separate return calculations with credit for net losses when utilizable on a separate company basis or in consolidation. Intercompany balances are settled annually. At December 31, 2005 and 2004, the Company had a payable to its parent under the agreement of $7,100 and $52,481, respectively.

     Prior to its acquisition by SRLHA, the Company was included in the consolidated federal income tax return of Loews.

8.   CAPITAL AND SURPLUS

     Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under these requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At both December 31, 2005 and 2004 the Company exceeded the minimum RBC requirements.

     Under Indiana insurance regulations, the Company is limited in the amount of dividends it may pay its shareholders. The maximum dividend is limited to the greater of the prior year's net income or 10% of the prior year's earned surplus. Extraordinary dividends above the general statutory limitations may be paid with the prior approval of the Department.

     In June 2005, after receiving approval from the Department, VFL paid a cash dividend to it's shareholder of record SRLHA of $335,000. Of the payment, $169,991 was the balance of unassigned surplus at December 31, 2004, and $165,009 represented a return of investment.

     The Company capitalized ceding commissions (net of taxes) of $0 and $222,690, and amortized $9,468 and $19,352 as commissions and expense allowances on reinsurance ceded in its Summary of Operations for 2005 and 2004, respectively.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     There were no restrictions placed on the Company's surplus, including for whom the surplus is being held. The reported unassigned funds (surplus) is represented or reduced by each of the following items:

                                                     December 31,
                                             --------------------------
                                                  2005          2004
                                             -------------- ------------
Unrealized (losses) and gains, net of tax      $         -   $     (989)
Non-admitted asset values                         (139,437)    (236,575)
Asset valuation reserves                            (9,706)      (6,932)
Unauthorized reinsurance                           (11,145)      (8,449)

9. REINSURANCE

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established.

     None of the Company's non-affiliated reinsurers are owned in excess of 10% or are controlled, either directly or indirectly, by the Company or by any representative, officer, trustee, or director of the company. None of the policies issued by the Company have been reinsured with a company chartered in a country other than the United States (excluding U.S. Branches of such companies) that is owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or an insured or any other person not primarily engaged in the insurance business.

     Effective April 30, 2004, the Company entered into a funds withheld reinsurance agreement to cede certain life insurance contracts to its ultimate parent, SRZ. As a result of the agreement, the Company ceded approximately $929,100 in reserves and established a funds withheld liability. This resulted in an after tax gain of $211,900 which is deferred and is being amortized over approximately 20 years. The funds held liability balance at December 31, 2005 and 2004 was $744,603 and $627,217, respectively. Interest expense on the funds withheld balance amounted to $35,746 and $19,206 for the years ended December 31, 2005 and 2004, respectively.

     Effective December 31, 2004, a reinsurance agreement with SRLHA for certain life insurance contracts was recaptured for administrative ease. Concurrently, the Company entered into a funds withheld reinsurance agreement to cede the recaptured business to an affiliate, European Reinsurance Company, Bermuda Branch ("ErzBB"). In accordance with the terms of the agreement, the Company transferred to ErzBB approximately $111,500 of reserves and established a funds withheld liability. The Funds withheld liability balance at December 31, 2005 and 2004 was $96,905 and $81,350, respectively. Interest expense on the funds withheld balance amounted to $5,248 and $0 for the years ended December 31, 2005 and 2004, respectively.

     The Company's policy generally is to require collateral from those reinsurers not authorized to conduct reinsurance business in Indiana in an amount at least equal to the statutory reserves reinsured. Collateral held, in the form of letters of credit trust agreements and funds withheld, was $1,570,706 and $1,275,500, at December 31, 2005 and 2004, respectively.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. No uncollectible reinsurance was written off during the year.

     The Company retrocedes a substantial portion of assumed risks to SRZ, ErzBB, and SRLHA, each affiliated companies. Currently no agreements are open for retroceding new business to non-affiliated companies. Reinsurance ceded to affiliated and non-affiliated companies (reduced) increased amounts reported in the accompanying financial statements at December 31, 2005 and 2004, and the years then ended, as follows:

     DECEMBER 31, 2005

     Balance Sheet                                               Affiliated      Non-Affiliated      Total
     --------------------------------------------------------- ---------------- --------------- ----------------
     Aggregate reserves and contract claims liabilities
       for life, annuity and accident and health contracts     $(1,673,901)     $   (1,485,282)  $   (3,159,183)
     Funds held for reinsurers                                     841,508                   -          841,508
     Reinsurance in unauthorized companies                               -              19,463           19,463

     Income Statement                                            Affiliated     Non-Affiliated       Total
     -------------------------------------------------------------------------- --------------- ----------------
     Premiums and annuity considerations                       $  (238,280)     $     (315,815)  $     (554,095)
     Increase in reserves                                         (307,582)           (252,805)        (560,387)
     Interest on funds withheld for reinsurers                      40,995                   -           40,995


     DECEMBER 31, 2004

     Balance Sheet                                               Affiliated     Non-Affiliated       Total
     ------------------------------------------------------------------------- --------------- ----------------
     Aggregate reserves and contract claims liabilities
       for life, annuity and accident and health contracts     $(1,334,329)     $   (1,180,271)  $   (2,514,600)
     Funds held for reinsurers                                     708,567                   -          708,567
     Reinsurance in unauthorized companies                               -               8,449            8,449

     Income Statement                                            Affiliated     Non-Affiliated       Total
     ------------------------------------------------------------------------- --------------- ----------------
     Premiums and annuity considerations                       $  (223,223)     $     (321,156)  $     (544,379)
     Increase in reserves                                         (979,983)             40,319         (939,664)
     Interest on funds withheld for reinsurers                      19,206                   -           19,206


     For the years ended December 31, 2005 and 2004, respectively, ceded premiums included $0 and $223,200 that were ceded to CAC.

     The majority of life premium revenue is from long duration contracts, while the accident and health premium is generally for short duration contracts. Effective April 30, 2004, all accident and health premium is ceded to CCC.

10.  RELATED PARTY

     See Note 9 for disclosures regarding the Company's reinsurance activity with affiliates.

     The Company had net amounts due from affiliates of $2,317 for the year ended December 31, 2005 and net amounts due to affiliates of $2,090 for the year ended December 31, 2004. Settlements take place quarterly.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     Effective April 30, 2004, SRAM, an affiliated entity, provides the Company with investment management and investment accounting services. SRAM manages the Company's portfolio of investments on behalf of and within the parameters established by the Company. The Company pays SRAM a fee for services based upon the fair value of the securities in the Company's portfolio. Fees are payable quarterly in advance and amounted to $3,285 in 2005 and $1,608 in 2004.

     Prior to its acquisition by SRLHA, under a pooling agreement, the Company ceded 100% of its net business before pooling to CAC and in turn received 10% of the pooled underwriting results of CAC and the Company. CAC retained 90% of the pooled results. Effective January 1, 2004, the pooling agreement was commuted, with each company recapturing the business formerly ceded to the pool. As a result of the commutation, total assets and total liabilities each increased by approximately $1,715,000 during 2004. In conjunction with the commutation, the Company recorded a capital contribution of $311,800 from its former parent, CAC, to account for the deferred taxes associated with the transfer of the assets and liabilities during 2004. As a result, the commutation had no net impact on surplus.

11.  COMMITMENTS AND CONTINGENCIES

     From time to time, legal actions against the Company have arisen in the ordinary course of its business. In the judgment of management, resolution of contingent liabilities, income taxes, and other matters would not have a material effect on the Company's statutory surplus or results of operation.

12.  BENEFIT PLANS

     DEFINED BENEFIT PLAN

     Prior to April 30, 2004, the Company participated in the noncontributory defined benefit pension plan of CNAF. For the years ended December 31, 2005 and 2004, the Company recorded a Pension expense of $0 and $600, respectively, while a member of the CNA Group.

     DEFINED CONTRIBUTION PLAN

     The Swiss Re Group U.S. Employees' Savings Plan (the "Savings Plan") is a defined contribution plan in which eligible employees of the Company may elect to participate. The Savings Plan provides for contributions by employees and matching contributions by the Company, subject to certain limitations. Matching contributions of $1,280 and $400 were made in 2005 and 2004, respectively.

13.  PARTICIPATING POLICIES

     As of December 31, 2005 and 2004, the Company's participating policies represented less than 1% of total in force. Dividends are accounted for on the policy anniversary. A liability is established for dividends anticipated to be paid in the subsequent calendar year. As of December 31, 2005 and 2004, respectively, the Company incurred $4,443 and $4,301 in dividend expense. The Company did not allocate any additional income to participating policyholders during these years.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

14.  SEPARATE ACCOUNTS

     The following tables set forth Separate Accounts Reserves by asset valuation basis and Separate Accounts Reserves by withdrawal characteristics as of December 31, 2005 and 2004.


                                                  Nonindexed     Nonindexed    Nonguaranteed
December 31, 2005                                  Guarantee     Guarantee       Separate
                                                less than/= 4% greater than 4%   Accounts          Total
                                                 -----------------------------------------------------------
Premiums, deposits and
other considerations:                             $         -   $        -       $  4,462        $   4,462
                                                 ===========================================================
Reserves by valuation basis:
                    Fair value                    $         -   $   48,621       $ 296,075       $ 344,696
                    Amortized cost                          -            -               -               -
                                                 -----------------------------------------------------------
                    Total reserves                $         -   $   48,621       $ 296,075       $ 344,696
                                                 ===========================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
                    With market value adjustment  $         -   $   48,621       $      -        $  48,621
                    At market value                         -            -         296,075         296,075
                                                 -----------------------------------------------------------
Total                                             $         -   $   48,621       $ 296,075       $ 344,696
                                                 ===========================================================

                                                  Nonindexed     Nonindexed    Nonguaranteed
December 31, 2004                                  Guarantee     Guarantee       Separate
                                                less than/= 4% greater than 4%   Accounts          Total
                                                 -----------------------------------------------------------
Premiums, deposits and
other considerations:                             $         -   $        -       $   6,272       $   6,272
                                                 ===========================================================

Reserves by valuation basis:
                    Fair value                    $         -   $   67,951       $ 371,186       $ 439,137
                    Amortized cost                          -            -               -               -
                                                 -----------------------------------------------------------
                    Total reserves                $         -   $   67,951       $ 371,186       $ 439,137
                                                 ===========================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
                    With market value adjustment  $         -   $   67,951       $       -       $  67,951
                    At market value                         -            -         371,186         371,186
                                                 -----------------------------------------------------------
Total                                             $         -   $   67,951       $ 371,186       $ 439,137
                                                 ===========================================================

                                                                                                          22

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     The following table reconciles net transfers (from) to Separate Accounts.

                                                                       December 31,
                                                                --------------------------
                                                                    2005          2004
                                                                ------------  ------------
Transfers as reported in the Statements of Operations of the
Separate Accounts Annual Statement:
  Transfers to separate accounts                                    $ 4,462    $    6,272
  Transfers from separate accounts                                 (121,312)      (80,803)
                                                                ------------  ------------
  Net transfers to separate accounts                             $ (116,850)   $  (74,531)
Reconciling adjustments: Reinsurance to Phoenix                     116,850        74,531
                                                                ------------  ------------
Transfers as reported in the Statements of Operations            $        -    $        -
                                                                ============  ============

     Variable Life and Annuity Transaction - Effective July 1, 2002 the Company entered into modified coinsurance and coinsurance agreements to cede its variable life and annuity net liabilities (primarily separate account policy reserves) to an insurance subsidiary of The Phoenix Companies, Inc. This resulted in an after tax gain of $20,150, which is deferred and amortized over the expected life of the policies. The amount recognized as income was $5,757 and $8,900 in 2005 and 2004, respectively.

15.  SUBSEQUENT EVENTS

     On April 14, 2006, the Company's Board of Directors declared a proposed cash dividend and the Company filed an application with the Department to pay such dividend in the amount of $220,000 to its Parent, SRLHA. The proposed dividend will be payable to SRLHA upon the Department's approval.

     On April 17, 2006, the Company sold its Nashville facility for $17,639 and realized a gain from the sale of $3,605 which will be included in the Company's Statement of Operations for the year ended December 31, 2006.

VALLEY FORGE LIFE INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

Investment income earned
 Government bonds                                                   $    20,570
 Other bonds (unaffiliated)                                             123,730
 Preferred stocks (unaffiliated)                                            908
 Real estate                                                                570
 Contract loans                                                           5,824
 Cash and short-term investments                                          1,844
 Aggregate write-ins for investment income                                  554
                                                                   -------------
Gross investment income                                             $   154,000
                                                                   =============

Bonds and short-term investments by maturity and class
 Bonds and short-term investments by maturity (amortized cost):
  Due within one year or less                                       $    98,216
  Over one year through five years                                      282,875
  Over five years through ten years                                     653,454
  Over ten years through twenty years                                   649,483
  Over twenty years                                                     678,610
                                                                   -------------
   Total by maturity                                                $ 2,362,638
                                                                   =============

Bonds and short-term investments by class (amortized cost)
 Class 1                                                            $ 1,809,168
 Class 2                                                                471,866
 Class 3                                                                 44,353
 Class 4                                                                 37,251
 Class 5                                                                      -
 Class 6                                                                      -
                                                                   -------------
  Total by class                                                    $ 2,362,638
                                                                   =============

VALLEY FORGE LIFE INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

LIFE INSURANCE IN FORCE
  Ordinary                                                               $ 278,314,742
  Group life                                                                   873,247

AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER ORDINARY POLICIES
  Ordinary                                                               $   2,930,288
  Group life                                                                         -

LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS IN FORCE
  Ordinary                                                               $   7,299,925
  Group life                                                                    39,318

SUPPLEMENTAL CONTRACTS IN FORCE
  Ordinary - not involving life contingencies - income payable           $           -
  Ordinary - not involving life contingencies - amount on deposit                    -
  Group - not involving life contingencies - income payable                          -

  Ordinary - involving life contingencies - income payable                           -
  Group - involving life contingencies - income payable                              -

ANNUITIES (ORDINARY)
  Immediate - amount of income payable                                   $           -
  Deferred - fully paid account balance                                         82,093
  Deferred - not fully paid account balance                                          -
  Group - Amount of income payable                                                   -
  Group - fully paid account balance                                                 -
  Group - not fully paid account balance                                             -

ACCIDENT AND HEALTH INSURANCE - PREMIUMS IN FORCE
  Ordinary                                                               $           -
  Group                                                                              -

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS
  Deposit funds - account balance                                        $         173
  Dividend accumulations - account balance                                         370

VALLEY FORGE LIFE INSURANCE COMPANY
Supplemental Schedule of Investment Risks Interrogatories
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------


1. The Company's total admitted assets as reported in the Statements of Admitted Assets, Liabilities and Surplus was $2,941,102 at December 31, 2005.

2. The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, U.S. government agency securities and those U.S. Government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans at December 31, 2005 are as follows:

                                                                % OF TOTAL
   INVESTMENT CATEGORY                        AMOUNT         ADMITTED ASSETS
   ---------------------------------------------------------------------------
    Aid-Israel                              $ 62,169              2.1%
    Morgan Stanley Dean Witter                41,618              1.4%
    Residential Funding Corp                  35,570              1.2%
    Bank of America                           28,071              1.0%
    UBS AG                                    22,089              0.8%
    Countrywide Alternative                   21,190              0.7%
    Wachovia Corp                             20,615              0.7%
    Merrill Lynch                             19,943              0.7%
    Wells Fargo Home Equity Trust             19,491              0.7%
    Equity Office Properties                  19,295              0.7%

3. The amounts and percentages of the Company's total admitted assets held in bonds and preferred stocks by NAIC rating is as follows:

       BONDS                                      PREFERRED STOCK
   -------------------------------------------   -----------------------------
   NAIC-1       $ 1,809,168     71.6%   P/RP-1     $     -           0.0%
   NAIC-2           471,866     18.7%   P/RP-2       9,908           0.4%
   NAIC-3            44,353      1.8%   P/RP-3           -           0.0%
   NAIC-4            37,251      1.5%   P/RP-4           -           0.0%
   NAIC-5                 -      0.0%   P/RP-5           -           0.0%
   NAIC-6                 -      0.0%   P/RP-6           -           0.0%


4. Assets held in foreign investments are greater than 2.5% of the Company's total admitted assets. Total admitted assets held in foreign investments were $216,506; there were no foreign- currency-denominated investments or insurance liabilities.

5. The aggregate foreign investment exposure categorized by the country's NAIC sovereign rating is as follows:

                                                         % OF TOTAL ADMITTED
                                              AMOUNT             ASSETS
                                       ---------------   --------------------
    Countries rated NAIC-1                  $ 188,176           6.5%
    Countries rated NAIC-2                     12,770           0.4%
    Countries rated NAIC-3 or below            15,560           0.5%
                                       ---------------   --------------------
                                            $ 216,506           7.4%
                                       ===============   ====================

VALLEY FORGE LIFE INSURANCE COMPANY
Supplemental Schedule of Investment Risks Interrogatories
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------


6. The two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating is as follows:

                                           AMOUNT          PERCENTAGE
                                      ------------------  -------------
    COUNTRIES RATED NAIC 1
      Israel                              $ 62,169            2.5%
      United Kingdom                        55,019            2.2%

    COUNTRIES RATED NAIC -2
      Mexico                                12,770            0.5%


    COUNTRIES RATED NAIC-3 OR BELOW
      Panama                                10,399            0.4%
      Supra National                         5,162            0.2%

7. The Company has no hedged foreign currency investments.

8. The Company has no hedged foreign currency investments.

9. The Company has no hedged foreign currency investments.

10. The 10 largest non-sovereign foreign issues by NAIC rating:

                                                          PERCENTAGE OF
                                                         TOTAL ADMITTED
    INVESTMENT CATEGORY                 AMOUNT               ASSETS
    ------------------------------------------------   -------------------
    RAS Laffan Liquified               $ 11,086               0.4%
    Household Finance Corp.              10,814               0.4%
    Carnival Corp.                       10,399               0.4%
    Wolseley Capital Inc.                10,000               0.3%
    United Overseas Bank                  9,997               0.3%
    Centaur Funding Corp.                 9,908               0.3%
    Hydro One Inc.                        9,565               0.3%
    Barclays Bank                         7,605               0.3%
    Koninklijke KPN NV                    6,325               0.2%
    Sabmiller PLC                         5,987               0.2%


11. Assets held in Canadian investments are less than 2.5% of the Company's total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

13. Assets held in equity interest are less than 2.5% of the Company's total admitted assets.

14. Assets held in non-affiliated, privately placed equities are less than 2.5% of the Company's total admitted assets.

15. Assets held in general partnership interests are less than 2.5% of the Company's total admitted assets.

VALLEY FORGE LIFE INSURANCE COMPANY
Supplemental Schedule of Investment Risks Interrogatories
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------


16. Mortgage loans reported in Schedule B are less than 2.5% of the Company's total admitted assets.

17. Assets held in real estate are less than 2.5% of the Company's total admitted assets.

18. The amounts and percentages of the Company's total admitted assets do not include the investment types listed below because the Company did not own any of these investments at 12/31/2005.

          Securities Lending
          Repurchase agreements
          Reverse repurchase agreements
          Dollar repurchase agreements
          Dollar reverse repurchase agreements

19.  The Company has no warrants.

20.  The Company has no potential exposure for collars, swaps or forwards.

21.  The Company has no potential exposure for futures contracts.

VALLEY FORGE LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------


                                                                                       ADMITTED ASSETS AS REPORTED IN
                                                           GROSS INVESTMENT HOLDINGS       THE ANNUAL STATEMENT
                                                          --------------------------- --------------------------------
                                                               AMOUNT           %            AMOUNT             %
                                                          -------------- ------------ ----------------- --------------
BONDS
U.S. treasury securities                                         $ 8,714       0.356%           $ 8,714         0.356%

U.S. government agency and corporate
obligations (excluding mortgage-backed securities)
Issued by U.S. government agencies                                     -       0.000%                 -         0.000%
Issued by U.S. government sponsored agencies                     367,217      15.003%           367,217        15.003%

Foreign government (including Canada, excluding mortgage          86,913       3.551%            86,913         3.551%
-backed securities)

Securities issued by states, territories and
possessions and political subdivisions in the U.S.:
  State, territory and possession general obligations                  -       0.000%                 -         0.000%
  Political subdivisions of states, territories and
  possessions general obligations                                      -       0.000%                 -         0.000%
  Revenue and assessment obligations                               1,066       0.044%             1,066         0.044%
  Industrial development and similar obligations                       -       0.000%                 -         0.000%
Mortgage-backed securities
(includes residential and commercial MBS):
  Pass-through securities:
   Guaranteed by GNMA                                             22,804       0.932%            22,804         0.932%
   Issued by FNMA and FHLMC                                       69,807       2.852%            69,807         2.852%
   All other                                                           -       0.000%                 -         0.000%
CMOs and REMICs
   Issued by GNMA, FNMA and FHLMC                                449,225      18.353%           449,225        18.353%
   All other privately issued                                    107,917       4.409%           107,917         4.409%

OTHER DEBT AND OTHER FIXED INCOME SECURITIES
  (excluding short term):
  Unaffiliated domestic securities                             1,041,151      42.536%         1,041,151        42.536%
   (includes credit tenant loans rated by the SVO)
  Unaffiliated foreign securities                                171,721       7.016%           171,721         7.016%

EQUITY INTEREST
  Preferred stock                                                      -       0.000%                 -         0.000%
  Unaffiliated                                                     9,908       0.405%             9,908         0.405%

OTHER EQUITY SECURITIES
  Affiliated                                                           -       0.000%                 -         0.000%

MORTGAGE LOANS
  Single family residential                                            -       0.000%                 -         0.000%
  Commericial loans                                                    -       0.000%                 -         0.000%

REAL ESTATE INVESTMENTS
  Property held for sale                                          14,298       0.584%            14,298         0.584%

CONTRACT LOANS                                                    92,659       3.786%            92,659         3.786%

RECEIVABLE FOR SECURITIES                                              1       0.000%                 1         0.000%

CASH AND SHORT-TERM INVESTMENTS                                    4,296       0.176%             4,296         0.176%

OTHER INVESTED ASSETS                                                  -       0.000%                 -         0.000%
                                                         ------------------------------------------------------------
  TOTAL INVESTED ASSETS                                       $2,447,697     100.000%       $ 2,447,697       100.000%
                                                         ============================================================

VALLEY FORGE LIFE INSURANCE COMPANY
Note to Supplemental Schedule of Selected Statutory-Basis Financial Data December 31, 2005 (in thousands)
-------------------------------------------------------------------------------


      NOTE - BASIS OF PRESENTATION

      The accompanying schedules present selected statutory-basis financial data as of December 31, 2005 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in the Company's 2005 Statutory Annual Statement as filed with the Indiana Department of Insurance.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     Financial statements for Valley Forge Life Insurance Company (the "Company") and the financial statements for Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account") are included in Part B hereof.

(b)  Exhibits

     (1) (a) Certified resolution of the board of directors of the Company dated October 18, 1995, establishing the Variable Account. Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

     (2)   Not applicable.

     (3) Form of underwriting agreement between the Company and CNA Investor Services, Inc. ("CNA/ISI"). Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

     (4)   (a) Form of Flexible Premium Deferred Variable Annuity Contract
               (the "Contract"). Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

           (b) Form of Qualified Plan Endorsement. Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

           (c) Form of IRA Endorsement. Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

           (d) Form of Nursing Home Confinement, Terminal Medical Condition, Total Disability Endorsement. Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

           (e) Endorsement (Amending MVA Provision). Incorporated by reference to the filing of Post-Effective Amendment Number 6 to this Form N-4 Registration Statement on March 2, 2000.

           (f) Tax Sheltered Annuity Endorsement. Incorporated by reference to the filing of Post-Effective Amendment Number 6 to this Form N-4 Registration Statement on March 2, 2000.

     (5) Contract Application. Incorporated herein by reference to filing of Post-Effective Amendment Number 4 to this Form N-4 Registration Statement on April 26, 1999.

     (6) (a) Amended and Restated Articles of Incorporation of the Company effective December 29, 2004 is incorporated by reference to the Registrants Form N-4 Post-effective filing (333-01087) on April 29, 2005.

           (b) Amended Bylaws of the Company is incorporated by reference to the Registrants Form N-4 Post-effective filing (333-01087) on April 29, 2005.

     (7)   Not applicable.

     (8) (a) Form of Participation Agreement between the Company and Insurance Management Series. Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

           (b) Form of Participation Agreement between the Company and Variable Insurance Products Fund. Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

           (c) Form of Participation Agreement between the Company and The Alger American Fund. Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

           (d) Form of Participation Agreement between the Company and MFS Variable Insurance Trust. Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

           (e) Form of Participation Agreement between the Company and Global Variable Funds, Inc. Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

           (f) Form of Participation Agreement between the Company and Van Eck Worldwide Insurance Trust. Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

           (g) Form of Participation Agreement between the Company and Janus Aspen Series. Incorporated herein by reference to the filing of Post- Effective Amendment Number 5 to this Form N-4 Registration Statement on September 2, 1999.

           (h) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Lazard Asset Management and Lazard Retirement Series, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 7 to this Form N-4 Registration Statement on April 25, 2000.

           (i) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and the Company. Incorporated by reference to the filing of Post-Effective Amendment Number 7 to this Form N-4 Registration Statement on April 25, 2000.

           (j) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 7 to this Form N-4 Registration Statement on April 25, 2000.

           (k) Form of Shareholder Services Agreement between the Company and American Century Investment Management, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 7 to this Form N-4 Registration Statement on April 25, 2000.

           (l) Form of Participation Agreement between the Company and Morgan Stanley Dean Witter Universal Funds, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 7 to this Form N-4 Registration Statement on April 25, 2000.

           (m) Letter from James Bone, Senior Vice President, Fidelity Investments Institutional Services, Inc., regarding NAV Pricing Procedures. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (n) Second Amendment to Participation Agreement among Valley Forge Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (o) Second Amendment to Participation Agreement among Valley Forge Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (p) Amendment to Participation Agreement among Valley Forge Life Insurance Company, the Universal Institutional Funds, Inc. and Morgan Stanley Investment Management, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (q) Amendment No. 2 to Shareholder Services Agreement between Valley Forge Life Insurance Company and American Century Investment Management, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (r) Amendment to Participation Agreement among Valley Forge Life Insurance Company, CNA Investor Services Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (s) Amendment to Fund Participation Agreement among Janus Aspen Series, Inc., Janus Distributors, LLC, and Valley Forge Life Insurance Company. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (t) Amendment to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Valley Forge Life Insurance Company. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (u) Amendment to Fund Participation Agreement among Valley Forge Life Insurance Company, CNA Investor Services, Inc., Lazard Asset Management and Lazard Retirement Services, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

     (9)   Opinion and Consent of Counsel is filed herewith.


     (10)  Consents of PricewaterhouseCoopers LLP are filed herewith.


     (11)  Not applicable.

     (12)  Not applicable.

     (13) Calculation of Performance Information. Incorporated by reference to the filing of Post-Effective Amendment Number 9 to this Form N-4 Registration Statement on April 24, 2002.

     (14)  Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY


     The name, positions and offices for VFL's directors are listed in the following table:


--------------------------------------------------------------------------------
                                DIRECTORS OF VFL
--------------------------------------------------------------------------------

        NAME AND ADDRESS                     POSITION(S) HELD
                                                 WITH VFL

Jacques E. Dubois                       Director, Chairman
175 King Street
Armonk, NY 10504

W. Weldon Wilson                        Director, Chief Executive Officer and
175 King Street                         President
Armonk, NY 10504

Raymond A. Eckert                       Director, Vice President
175 King Street
Armonk, NY 10504

Neal E. Arnold                          Director, Vice President
1700 Magnavox Way
Fort Wayne, IN 46804

     Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of VFL. Executive officers serve at the discretion of the Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a stock life insurance company of which all of the voting securities are owned by Swiss Re Life & Health America Inc. ("SRLHA"), whose ultimate controlling person is Swiss Reinsurance Company ("Swiss Re") of Zurich Switzerland.

     Swiss Re maintains control of the Company through (i) its direct ownership of 100% of the stock of Swiss Re America Holding Corporation ("SRAHC"), (ii) SRAHC's direct ownership of 100% of the stock of Swiss Re Life & Health America Holding Company ("SRLHAH"), (iii) SRLHAH's and Old Fort Insurance Company, Ltd.'s (a wholly-owned subsidiary of SRLHAH) direct ownership of 79% and 21%, respectively, of the stock of SRLHA, and (iv) SRLHA's direct ownership of 100% of the Company.

              PRIMARY SUBSIDIARIES OF SRLHAH

         COMPANY                            PLACE OF INCORPORATION

Swiss Re Life & Health America Inc.         Connecticut

Reassure America Life Insurance Company     Illinois

Sage Life Assurance of America, Inc.        Delaware

Southwestern Life Insurance Company         Texas

Valley Forge Life Insurance Company         Indiana

     All of the Primary Subsidiaries are ultimately wholly-owned by Swiss Re.


ITEM 27. NUMBER OF CONTRACTOWNERS


     As of March 31, 2006, there were 5,265 contract owners comprised of 2,486 qualified and 2,779 non-qualified.



ITEM 28. INDEMNIFICATION

     The registrant has no officers, directors or employees. The depositor does indemnify its officers, directors and employees. The bylaws of the depositor provide for such indemnification. A description of these bylaw provisions is set forth below.

     The depositor ("Corporation") shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests in Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments and amounts paid in settlement of such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

     To the extent that a director, officer, employee or agent of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

     Any indemnification described above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (1) by the Board of Directors by a majority of a quorum consisting of directors who were not parties to such actions, suit or proceeding, or (2) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders. In the absence of a determination that indemnification is proper as aforesaid, the director, officer or employee may apply to the court in which the action, suit or proceeding was brought, which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct. If the court shall so determine, indemnification shall be made as described above.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) CNA Investor Services, Inc. ("CNA/ISI") is the registrant's principal underwriter.

     (b) CNA/ISI is the principal underwriter for the Policies. The following persons are the officers and directors of CNA/ISI.

        Director                        Title
        --------                        -----

        Carol A. Kuntz                  Director
        Stephanie R. Rishel             Director


        Officer                         Title
        -------                         -----

        Carol A. Kuntz                  President & Chief Executive Officer
        Dennis R. Hemme                 Vice President & Assistant Treasurer
        Stephanie R. Rishel             Vice President & Treasurer
        Robert J. Grob                  Assistant Vice President
        Mary A. Ribikawskis             Assistant Vice President & Assistant
                                        Secretary
        Jerry F. Sliwa                  Assistant Vice President
        David Lehman                    Assistant Secretary

        Address for all Directors and Officers:
        CNA Center
        333 S. Wabash Ave.
        Chicago IL 60604

     (c) Not applicable.

ITEM 30. LOCATION BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 175 King Street, Armonk, NY 10504, or PHL Variable Insurance Company, One American Row, Hartford, Connecticut 06103-2899 and by CNA/ISI at CNA Plaza, Chicago, Illinois 60685.



ITEM 31. MANAGEMENT SERVICES

     All management contracts, if any, are discussed in Part B of this filing.


ITEM 32. UNDERTAKINGS

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

     (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

     (d) Valley Forge Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the Services rendered, the expenses expected to be incurred, and the risks assumed by the Valley Forge Life Insurance Company.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Armonk, and State of New York, on this 28 day of April, 2006.


                       VALLEY FORGE LIFE INSURANCE COMPANY
                        on behalf of its separate account

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)


                       By: /s/ W. Weldon Wilson
                       W. Weldon Wilson, President and Chief Executive Officer



                       VALLEY FORGE LIFE INSURANCE COMPANY
                                   (Depositor)


                       By: /s/ W. Weldon Wilson
                       W. Weldon Wilson, President and Chief Executive Officer



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature                          Title
     ---------                          -----

     /s/ Jacques E. Dubois              Director, Chairman
   ---------------------------

     /s/ W. Weldon Wilson               Director, Chief Executive Officer and
   ---------------------------          President



     /s/ Raymond A. Eckert              Director, Vice President
   ---------------------------


     /s/ Neal E. Arnold                 Director, Vice President
   ---------------------------






                                      S-1